As filed with the Securities and Exchange Commission on April 28, 2016

Securities Act File No. 333-83071

Investment Company Act File No. 811-9477

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 34	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒
Amendment No. 46 (Check appropriate box or boxes)	☒

VOYA VARIABLE INSURANCE TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investment Management 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☐	on (Date) pursuant to paragraph (b)

☒	on May 1, 2016 pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date), pursuant to paragraph (a)(2) of Rule 485

  If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  Title of Securities Being Registered: Shares of beneficial interest, par value $0.001.

VOYA VARIABLE INSURANCE TRUST

(“Registrant”)

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

●	Cover Sheet

●	Contents of Registration Statement

●	Explanatory Note

●	Registrant’s VY® Goldman Sachs Bond Portfolio’s Prospectus dated May 1, 2016

●	Registrant’s VY® Goldman Sachs Bond Portfolio’s Statement of Additional Information dated May 1, 2016

●	Part C

●	Signature Page

EXPLANTORY NOTE

This Post-Effective Amendment No. 34 to the Registration Statement (“Amendment”) on Form N-1A of Voya Variable Insurance Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of finalizing the disclosure in compliance with annual updating requirements to the Registrant’s VY® Goldman Sachs Bond Portfolio Prospectus, and its related Statement of Additional Information each dated May 1, 2016.

Prospectus
May 1, 2016
•	VY® Goldman Sachs Bond Portfolio
Ticker: VGSBX

The Portfolio's shares may be offered to insurance company separate accounts serving as investment options under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified pension and retirement plans (“Qualified Plans”), custodial accounts, and certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies, and other permitted investors.
THE PORTFOLIO MAY NOT BE AVAILABLE IN ALL JURISDICTIONS, UNDER ALL VARIABLE CONTRACTS OR UNDER ALL QUALIFIED PLANS.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities nor has the SEC judged whether the information in this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

VY® Goldman Sachs Bond Portfolio
Investment Objective
The Portfolio seeks total return consisting of capital appreciation and income.
Fees and Expenses of the Portfolio
The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.
Annual Portfolio Operating Expenses
Expenses you pay each year as a % of the value of your investment

Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	None
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses[1]	0.62%
Waivers and Reimbursements[2]	(0.03)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.59%
1	Total Annual Portfolio Operating Expenses shown may be higher than the Portfolio's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
2	The adviser is contractually obligated to limit expenses to 0.58% through May 1, 2017. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Portfolio’s board.
Expense Example

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Yr	3 Yrs	5 Yr	10 Yrs
$60	196	343	771
The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.
During the most recent fiscal period from February 20, 2015 through December 31, 2015, the Portfolio's portfolio turnover rate was 507% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in bonds and other fixed-income securities. The Portfolio will provide 60 days’ prior notice of any change in this investment policy. For the purposes of satisfying the 80% requirement, the Portfolio may also invest in derivative instruments that have the economic characteristics similar to bonds and other fixed-income securities. The other types of fixed-income securities in which the Portfolio may invest include securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), corporate debt securities, collateralized loan obligations, privately issued adjustable-rate and fixed-rate mortgage loans or other mortgage-related securities (“Mortgage-Backed Securities”), asset-backed securities and high-yield non-investment grade securities (i.e., “junk bonds”) (securities rated BB+, Ba1 or below by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the sub-adviser (“Sub-Adviser”) to be of comparable credit quality).
The Portfolio may purchase or sell Mortgage-Backed Securities on a delayed delivery or forward commitment basis through the “to be announced” (“TBA”) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards.
The Portfolio may also invest in convertible securities and real estate investment trusts (“REITs”).
The Portfolio may also invest in derivatives, including forward foreign currency transactions, futures, options, and swaps (including credit default swaps) involving securities, securities indices and interest rates, which may be denominated in the U.S. dollar or foreign currencies. The Portfolio typically uses derivatives to reduce exposure to other risks, such as interest rate or currency risk, to substitute for taking a position in the underlying asset, and/or to enhance returns in the Portfolio.

VY® Goldman Sachs Bond Portfolio
1

The Portfolio may invest in obligations of domestic and foreign issuers which are denominated in currencies other than the U.S. dollar. The Portfolio may invest up to 15% of its total assets (not including securities lending collateral and any investment of that collateral) measured at the time of purchase in sovereign and corporate debt securities and other instruments of issuers in emerging market countries (“emerging countries debt”).
The Portfolio may also purchase securities of issuers in default. The Portfolio’s investments in non-investment grade securities (i.e., “junk bonds”) will not exceed 25% of its total assets at the time of purchase. Otherwise, the Portfolio invests in fixed-income securities rated at least BBB- or Baa3 at the time of purchase. Securities will either be rated by an NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. The Portfolio assigns a security, at the time of purchase, the highest rating by an NRSRO if the security is rated by more than one NRSRO.
The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Portfolio’s target duration range under normal interest rate conditions is expected to approximate that of the Barclay’s Capital U.S. Aggregate Bond Index (“Index”), plus or minus 2.5 years, and over the last ten years ended December 31, 2015, the duration of the Index has ranged between 3.45 and 5.76 years. Duration is the most commonly used measure of risk in debt instruments as it incorporates multiple features of the debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt security to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by 1%. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by 1%.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
Principal Risks
You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks.
Currency: To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended
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VY® Goldman Sachs Bond Portfolio

benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation.
Foreign Investments/Developing and Emerging Markets: Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For funds that invest in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or
VY® Goldman Sachs Bond Portfolio
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collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Investments in REITs are affected by the management skill and creditworthiness of the REIT. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance Information
Because the Portfolio did not have a full calendar year of operations as of December 31, 2015, there is no annual performance information included.
Portfolio Management
Investment Adviser	Sub-Adviser
Voya Investments, LLC	Goldman Sachs Asset Management, L.P.

Portfolio Managers
Jonathan Beinner Portfolio Manager (since 02/15)	Michael Swell Portfolio Manager (since 02/15)
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VY® Goldman Sachs Bond Portfolio

Purchase and Sale of Portfolio Shares
Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
Tax Information
Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.
Payments to Broker-Dealers and Other Financial Intermediaries
If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary's website for more information.
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KEY PORTFOLIO INFORMATION

This Prospectus contains information about the Portfolio and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.
The Portfolio's Statement of Additional Information (“SAI”) is incorporated by reference into (legally made a part of) this Prospectus. It identifies investment restrictions, more detailed risk descriptions, a description of how the bond rating system works, and other information that may be helpful to you in your decision to invest. You may obtain a copy, without charge, from the Portfolio.
Neither this Prospectus, nor the related SAI nor other communications to shareholders, such as proxy statements, is intended, or should be read, to be or to give rise to an agreement or contract between Voya Variable Insurance Trust, the Trustees or the Portfolio and any investor, or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.
Other Voya mutual funds may also be offered to the public that have similar names, investment objectives, and principal investment strategies as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other Voya mutual funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of other Voya mutual funds.
Other mutual funds and/or funds-of-funds may invest in the Portfolio. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder or under the terms of an exemptive order granted by the SEC.
The Portfolio is a series of Voya Variable Insurance Trust (“Trust”), a Delaware statutory trust. The Portfolio is managed by Voya Investments, LLC (“Voya Investments” or “Adviser”).
Fundamental Investment Policies
Fundamental investment policies contained in the SAI may not be changed without shareholder approval. The Board of Trustees (“Board”) and/or the Adviser may change any other policies and investment strategies.
Non-Fundamental Investment Policies
The Portfolio has adopted non-fundamental investment policies to invest the Portfolio's assets in securities that are consistent with the Portfolio's name. For more information about these policies, please consult the SAI.
Portfolio Diversification
The Portfolio is diversified, as such term is defined in the Investment Company Act of 1940 as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”). A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the 1940 Act in the percentage of its assets that it may invest in the obligations of a single issuer.
Investor Diversification
Although the Portfolio is designed to serve as a component of a diversified investment portfolio of securities, no single mutual fund can provide an appropriate investment program for all investors. You should evaluate the Portfolio in the context of your personal financial situation, investment objectives, and other investments.
Temporary Defensive Strategies
When the Adviser or sub-adviser (if applicable) anticipates unusual market, economic, political, or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. In such circumstances, the Portfolio may invest in securities believed to present less risk, such as cash, cash equivalents, money market fund shares and other money market instruments, debt securities that are high quality or higher quality than normal, more liquid securities, or others. While the Portfolio invests defensively, it may not achieve its investment objective. The Portfolio's defensive investment position may not be effective in protecting its value. It is impossible to predict accurately how long such alternative strategies may be utilized. The types of defensive positions in which the Portfolio may engage are identified and discussed in the SAI.
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KEY PORTFOLIO INFORMATION (continued)

Percentage and Rating Limitations
The percentage and rating limitations on Portfolio investments listed in this Prospectus apply at the time of investment.
Investment Not Guaranteed
Please note your investment is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
Shareholder Reports
The Portfolio's fiscal year ends December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual shareholder report containing financial statements audited by an independent registered public accounting firm will be sent to shareholders every year.
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MORE INFORMATION ABOUT THE PORTFOLIO

Additional Information About the Investment Objective
The Portfolio's investment objective is non-fundamental and may be changed by a vote of the Portfolio's Board, without shareholder approval. The Portfolio will provide 60 days' prior written notice of any change in the non-fundamental investment objective. There is no guarantee the Portfolio will achieve its investment objective.
Additional Information About Principal Investment Strategies
For a complete description of the Portfolio's principal investment strategies, please see the Portfolio's summary prospectus or the summary section of this Prospectus.
Additional Information About the Principal Risks
All mutual funds involve risk - some more than others - and there is always the chance that you could lose money or not earn as much as you hope. The Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. Below is a discussion of the principal risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques that may be used by the Portfolio, see the SAI.
Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or sub-adviser can decide whether to use them. The Portfolio may invest in these securities or use these techniques as part of the Portfolio's principal investment strategies. However, the Adviser or sub-adviser may also use these investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategies.
The discussions below expand on the risks included in the Portfolio's summary section of the Prospectus. Please see the SAI for a further discussion of the principal and other investment strategies employed by the Portfolio.
Company: The price of a company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, reduced demand for company goods or services, regulatory fines and judgments, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk. The value of a convertible security will normally fluctuate in some proportion to changes in the value of the underlying security because of the conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying security. Convertible securities may be rated below investment grade and therefore subject to greater levels of credit risk and liquidity risk. In the event the issuer of a convertible security is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, the Portfolio could lose money; such events may also have the effect of reducing the Portfolio's distributable income. There is a risk that the Portfolio may convert a convertible security at an inopportune time, which may decrease Portfolio returns.
Credit: The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Credit Default Swaps: The Portfolio may enter into credit default swaps, either as a buyer or a seller of the swap. A buyer of a swap pays a fee to buy protection against the risk that a security will default. If no default occurs, the Portfolio will have paid the fee, but typically will recover nothing under the swap. A seller of a swap receives payment(s) in return for an obligation to pay the counterparty the full notional value of a security in the event of a default of the security issuer. As a seller of a swap, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the full notional value of the swap. Credit default swaps are particularly subject to counterparty, credit, valuation, liquidity and leveraging risks and the risk that the swap may not correlate as expected. Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity; however, there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks.
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Currency: To the extent that the Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Portfolio through foreign currency exchange transactions. Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Portfolio to the risk of improper valuation. Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect the Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country's derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Portfolio to new kinds of costs and risks.
Foreign Investments/Developing and Emerging Markets: To the extent the Portfolio invests in securities of issuers in markets outside the United States, its share price may be more volatile than if it invested in securities of issuers in the U.S. market due to, among other things, the following factors: comparatively unstable political, social and economic conditions and limited or ineffectual judicial systems; comparatively small market sizes, making securities less liquid and securities prices more sensitive to the movements of large investors and more vulnerable to manipulation; governmental policies or actions, such as high taxes, restrictions on currency movements, replacement of currency, potential for default on sovereign debt, trade or diplomatic disputes, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations, creation of monopolies, and seizure of private property through confiscatory taxation and expropriation or nationalization of company assets; incomplete, outdated, or unreliable information about securities issuers due to less stringent market regulation and accounting standards; comparatively undeveloped markets and weak banking and financial systems; market inefficiencies, such as higher transaction costs, and administrative difficulties, such as delays in processing transactions; and fluctuations in foreign currency exchange rates, which could reduce gains or widen losses. In addition, foreign taxes could reduce the income available to distribute to shareholders, and special U.S. tax considerations could apply to foreign investments. Depositary receipts are subject to risks of foreign investments and might not always track the price of the underlying foreign security. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets,
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for such reasons as social or political unrest, heavy economic dependence on international aid, agriculture or exports (particularly commodities), undeveloped or overburdened infrastructures and legal systems, vulnerability to natural disasters, significant and unpredictable government intervention in markets or the economy, volatile currency exchange rates, currency devaluations, runaway inflation, environmental problems, and business practices that depart from norms for developed countries and less developed or liquid markets generally.
High-Yield Securities: Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds” or “high yield securities”) have greater credit risk and liquidity risk than higher quality (investment-grade) securities, and their issuers' long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt instruments are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.
Interest in Loans: The value and the income streams of interests in loans (including participation interests in lease financings and assignments in secured variable or floating rate loans) will decline if borrowers delay payments or fail to pay altogether. A significant rise in market interest rates could increase this risk. Although loans may be fully collateralized when purchased, such collateral may become illiquid or decline in value.
Interest Rate: With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this Prospectus, market interest rates in the United States are at or near historic lows, which may increase the Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For funds that invest in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.
Liquidity: If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Portfolio to the risk that the price at which it sells illiquid securities will be less than the price at which they were valued when held by the Portfolio. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.
Market: Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Portfolio to achieve its investment objectives.
Market Capitalization: Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
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Mortgage- and/or Asset-Backed Securities: Defaults on, or low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities may impair the value of these securities and result in losses. There may be limitations on the enforceability of any security interest or collateral granted with respect to those underlying assets and the value of collateral may not satisfy the obligation upon default. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of debt instruments. Because of prepayment risk and extension risk, small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities. The value of longer-term securities generally changes more in response to changes in market interest rates than shorter term securities.
These securities may be significantly affected by government regulation, market interest rates, market perception of the creditworthiness of an issuer servicer, and loan-to-value ratio of the underlying assets. During an economic downturn, the mortgages, commercial or consumer loans, trade or credit card receivables, installment purchase obligations, leases, or other debt obligations underlying an asset-backed security may experience an increase in defaults as borrowers experience difficulties in repaying their loans which may cause the valuation of such securities to be more volatile and may reduce the value of such securities. These risks are particularly heightened for investments in asset-backed securities that contain sub-prime loans which are loans made to borrowers with weakened credit histories and often have higher default rates.
Other Investment Companies: The main risk of investing in other investment companies, including exchange-traded funds (“ETFs”), is the risk that the value of the securities underlying an investment company might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio. The investment policies of the other investment companies may not be the same as those of the Portfolio; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Portfolio is typically subject.
Other investment companies include ETFs and Holding Company Depositary Receipts (“HOLDRs”), among others. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF’s shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges’ officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.
Prepayment and Extension: Many types of debt instruments are subject to prepayment and extension risk. Prepayment risk is the risk that the issuer of a debt instrument will pay back the principal earlier than expected. This may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Also, if a debt instrument subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Extension risk is the risk that the issuer of a debt instrument will pay back the principal later than expected. This may occur when interest rates rise. This may negatively affect performance, as the value of the debt instrument decreases when principal payments are made later than expected. Additionally, the Portfolio may be prevented from investing proceeds it would have received at a given time at the higher prevailing interest rates.
Real Estate Companies and Real Estate Investment Trusts (“REITs”): Investing in real estate companies and REITs may subject the Portfolio to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, environmental problems, overbuilding, high foreclosure rates and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property. Some REITs may invest in a limited number of properties, in a narrow geographic area or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. These companies are also sensitive to factors such as changes in real estate values and property taxes, market interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. Borrowers could default on or sell investments the REIT holds, which could reduce the cash flow needed
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to make distributions to investors. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for preferential tax treatments or exemptions. REITs require specialized management and pay management expenses. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending: Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolio will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks.
The Portfolio seeks to minimize investment risk by limiting the investment of cash collateral to high-quality instruments of short maturity. In the event of a borrower default, the Portfolio will be protected to the extent the Portfolio is able to exercise its rights in the collateral promptly and the value of such collateral is sufficient to purchase replacement securities. The Portfolio is protected by its securities lending agent, which has agreed to indemnify the Portfolio from losses resulting from borrower default.
Sovereign Debt: These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, social changes, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.
U.S. Government Securities and Obligations: U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations of the U.S. Treasury such as U.S. Treasury notes, bills and bonds, as well as indirect obligations including certain securities of the Government National Mortgage Association, the Small Business Administration, and the Farmers Home Administration, among others. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury, including certain securities of the Federal Financing Bank, the Federal Home Loan Bank, and the U.S. Postal Service. Still other agencies and instrumentalities are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government and therefore involve greater risk. These include securities issued by the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, and the Federal Farm Credit Bank, among others. Consequently, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. No assurance can be given that the U.S. government would provide financial support to such agencies if it is not obligated to do so by law. The impact of greater governmental scrutiny into the operations of certain agencies and government-sponsored enterprises may adversely affect the value of securities issued by these entities. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing market interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.
When Issued and Delayed Delivery Securities and Forward Commitments: When issued securities, delayed delivery securities and forward commitments involve the risk that the security the Portfolio buys will lose value prior to its delivery. These investments may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. There also is the risk that the security will not be issued or that the other party will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
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Additional Risks
The discussion below also includes risks that are not considered to be principal risks of the Portfolio, but are considered to be relevant to the Portfolio.
Counterparty: The entity with which the Portfolio conducts portfolio-related business (such as trading or securities lending), or that underwrites, distributes or guarantees investments or agreements that the Portfolio owns or is otherwise exposed to, may refuse or may become unable to honor its obligations under the terms of a transaction or agreement. As a result, that Portfolio may sustain losses and be less likely to achieve its investment objective. These risks may be greater when engaging in over-the-counter transactions or when the Portfolio conducts business with a limited number of counterparties.
Duration: One measure of risk for debt instruments is duration. Duration measures the sensitivity of a bond’s price to market interest rate movements and is one of the tools used by a portfolio manager in selecting debt instruments. Duration is a measure of the average life of a bond on a present value basis which was developed to incorporate a bond’s yield, coupons, final maturity and call features into one measure. As a point of reference, the duration of a non-callable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years and the duration of a non-callable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in market interest rates may impact the duration calculation. For example, the price of a bond with an average duration of 4.5 years would be expected to fall approximately 4.5% if market interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of 4.5 years would be expected to rise approximately 4.5% if market interest rates dropped by one percentage point.
Investment by Other Funds: Various other funds and/or funds-of-funds, including some Voya funds, may invest in the Portfolio. If investments by these other funds result in large inflows or outflows of cash from the Portfolio, the Portfolio could be required to sell securities or invest cash at times, or in ways, that could negatively impact its performance, speed the realization of capital gains, or increase transaction costs. While it is very difficult to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. These transactions also could increase transaction costs or portfolio turnover or affect the liquidity of the Portfolio’s portfolio.
Leverage: Certain transactions and investment strategies may give rise to leverage. Such transactions and investment strategies include, but are not limited to: borrowing, dollar rolls, reverse repurchase agreements, loans of portfolio securities and the use of when-issued, delayed-delivery or forward-commitment transactions. The use of certain derivatives may also increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Portfolio to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolio’s other risks. The use of leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.
Manager: The Portfolio is subject to manager risk because it is an actively managed investment portfolio. The adviser, the sub-adviser or each individual portfolio manager will make judgments and apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions will produce the desired results.
Operational: The Portfolio, its service providers, and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. These systems are subject to a number of different threats or risks that could adversely affect the Portfolio and its shareholders, despite the efforts of the Portfolio and its service providers to adopt technologies, processes, and practices intended to mitigate these risks. Cyber-attacks, disruptions, or failures that affect the Portfolio’s service providers, counterparties, market participants, or issuers of securities held by the Portfolio may adversely affect the Portfolio and its shareholders, including by causing losses or impairing the Portfolio’s operations.
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PORTFOLIO HOLDINGS INFORMATION

A description of the Portfolio's policies and procedures regarding the release of portfolio holdings information is available in the Portfolio's SAI. Portfolio holdings information can be reviewed online at www.voyainvestments.com.
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MANAGEMENT OF THE PORTFOLIO

The Investment Adviser
Voya Investments, an Arizona limited liability company, serves as the investment adviser to the Portfolio. Voya Investments has overall responsibility for the management of the Portfolio. Voya Investments oversees all investment advisory and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments is registered with the SEC as an investment adviser.
The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries.
Voya Investments' principal office is located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. As of December 31, 2015, Voya Investments managed approximately $50.4 billion in assets.
Management Fee
The Adviser receives an annual fee for its services payable in monthly installments equal to 0.50% on the first $750 million of the Portfolio’s average daily net assets and 0.48% on assets in excess of $750 million.
The Adviser is responsible for all of its own costs, including costs of the personnel required to carry out its duties.
For information regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory relationships (if applicable), please refer to the Portfolio's unaudited semi-annual shareholder report dated June 30, 2015.
The Sub-Adviser and Portfolio Managers
The Adviser has engaged a sub-adviser to provide the day-to-day management of the Portfolio's portfolio.
The Adviser acts as a “manager-of-managers” for the Portfolio. The Adviser has ultimate responsibility, subject to the oversight of the Portfolio’s Board, to oversee any sub-advisers and to recommend the hiring, termination, or replacement of sub-advisers. The Portfolio and the Adviser have received exemptive relief from the SEC which permits the Adviser, with the approval of the Portfolio’s Board but without obtaining shareholder approval, to enter into or materially amend a sub-advisory agreement with sub-advisers that are not affiliated with the Adviser (“non-affiliated sub-advisers”) as well as sub-advisers that are indirect or direct, wholly-owned subsidiaries of the Adviser or of another company that, indirectly or directly wholly owns the Adviser (“wholly-owned sub-advisers”).
Consistent with the “manager-of-managers” structure, the Adviser delegates to the sub-advisers of the Portfolio the responsibility for day-to-day investment management subject to the Adviser’s oversight. The Adviser is responsible for, among other things, monitoring the investment program and performance of the sub-advisers of the Portfolio. Pursuant to the exemptive relief, the Adviser, with the approval of the Portfolio’s Board, has the discretion to terminate any sub-adviser (including terminating a non-affiliated sub-adviser and replacing it with a wholly-owned sub-adviser), and to allocate and reallocate the Portfolio’s assets among other sub-advisers. In these instances, the Adviser may have an incentive to select or retain an affiliated sub-adviser. In the event that the Adviser exercises its discretion to replace a sub-adviser of the Portfolio or add a new sub-adviser to the Portfolio, the Portfolio will provide shareholders with information about the new sub-adviser and the new sub-advisory agreement within 90 days. The appointment of a new sub-adviser or the replacement of an existing sub-adviser may be accompanied by a change to the name of the Portfolio and a change to the investment strategies of the Portfolio.
Under the terms of the sub-advisory agreement, the agreement can be terminated by the Adviser, the Portfolio’s Board, or the sub-adviser, provided that the conditions of such termination are met. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or the Adviser may assume day-to-day investment management of the Portfolio.
The “manager-of-managers” structure and reliance on the exemptive relief has been approved by the Portfolio’s shareholders.
Goldman Sachs Asset Management, L.P.
Goldman Sachs Asset Management, L.P. (“GSAM” or “Sub-Adviser”) has been a registered investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. The principal address of GSAM is 200 West Street, New York, New York 10282. As of December 31, 2015, GSAM, including its affiliates, had assets under supervision of approximately $1.08 trillion.
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MANAGEMENT OF THE PORTFOLIO (continued)

The following individuals are jointly responsible for the day-to-day management of the Portfolio.
Jonathan Beinner, Portfolio Manager, Managing Director, CIO, Co-Head Global Fixed Income and Liquidity Management, joined GSAM in 1990 and became a Portfolio Manager in 1992. He became Co-Head of Global Fixed Income in 2002.
Michael Swell, Portfolio Manager, Managing Director, Co-Head Global Lead Portfolio Management, member of the Fixed Income Strategy Group, joined GSAM in 2007 as a Managing Director and the Head of Structured Products. From 2005 to 2007, Mr. Swell was a Senior Managing Director in charge of Friedman, Billings & Ramsey’s Fixed Income Sales & Trading division.
Additional Information Regarding the Portfolio Managers
The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Portfolio.
Composite of Substantially Similar Managed Accounts and Funds
The tables below are designed to show the performance, over various periods in the past, of a composite of all substantially similar accounts and funds that were advised or sub-advised by Goldman Sachs and have investment objectives, policies, and strategies that are substantially similar to those which are used in managing the Portfolio. The Goldman Sachs Composite (“Composite”) is a Composite of the performance of all actual fee-paying, fully discretionary accounts meeting these qualifications.
The performance reflected in the Composite was calculated differently than the method used for calculating performance pursuant to SEC guidelines.
The annual returns for the Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any, and reflects the deduction of any sales loads, brokerage commissions and execution costs, advisory fees, and custodial fees. The returns for the Composite have not been modified to reflect the fees and expenses of the Portfolio for the Composite. The Composite performance information shown below does not reflect the deduction of any insurance fees or charges that are imposed by the insurance company in connection with its sale of Variable Contracts. You should refer to the separate account prospectuses, prospectus summary, or disclosure statement describing the Variable Contracts for information pertaining to these insurance fees and charges. If the insurance fees or charges were included, the performance results would be lower. The accounts in the Composite do not pay the same fees and expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits of the 1940 Act or Subchapter M of the Code. Returns may have been lower if the Composite had been subject to these fees, expenses, and regulations. The aggregate returns of the accounts reflected in the Composite may not reflect the returns of any particular account that were advised or sub-advised by Goldman Sachs.
The tables show the returns for the Composite as well as a comparison with the performance of the applicable benchmark(s) and Morningstar Category Average(s). The information is designed to demonstrate the historical track record of accounts that were advised or sub-advised by Goldman Sachs. It does not indicate how the Portfolio has performed or will perform in the future. Past performance is not a guarantee of future results.
Average Annual Total Returns (as of December 31 of 2015)
	Goldman Sachs Composite	Barclays U.S. Aggregate Bond Index	Morningstar Intermediate-Term Bond Average
One Year	0.63%	0.55%	-0.27%
Three Years	1.75%	1.44%	1.12%
Five Years	3.99%	3.25%	3.17%
Ten Years	5.03%	4.51%	3.98%

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MANAGEMENT OF THE PORTFOLIO (continued)

Annual Total Returns (as of December 31 of each year)
	Goldman Sachs Composite	Barclays U.S. Aggregate Bond Index	Morningstar Intermediate-Term Bond Average
2015	0.63%	0.55%	-0.27%
2014	5.36%	5.97%	5.13%
2013	-0.65%	-2.02%	-1.38%
2012	7.95%	4.21%	6.85%
2011	6.94%	7.84%	5.78%
2010	9.11%	6.54%	7.71%
2009	15.79%	5.93%	13.47%
2008	-5.52%	5.24%	-5.07%
2007	7.59%	6.97%	4.62%
2006	4.61%	4.33%	4.11%
The Distributor
Voya  Investments Distributor, LLC (“Distributor”) is the principal underwriter and distributor of the Portfolio. It is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258. The Distributor is an indirect, wholly-owned subsidiary of Voya Financial, Inc. and is an affiliate of the Adviser. See “Principal Underwriter” in the SAI.
The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). To obtain information about FINRA member firms and their associated persons, you may contact FINRA at www.finra.org or the Public Disclosure Hotline at 800-289-9999.
Contractual Arrangements
The Portfolio has contractual arrangements with various service providers, which may include, among others, investment advisers, distributors, custodians and fund accounting agents, shareholder service providers, and transfer agents, who provide services to the Portfolio. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Portfolio.
17

HOW SHARES ARE PRICED

The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The NAV per share of the Portfolio is calculated by taking the value of the Portfolio’s assets, subtracting the Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board. Such procedures provide, for example, that:
•	Exchange-traded securities are valued at the mean of the closing bid and ask.
•	Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity individual trading characteristics and other market data.
•	Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers.
•	Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes.
•	Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse.
•	Over-the-counter swap agreements are valued using a price provided by an independent pricing service.
•	Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service.
•	Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service
18

HOW SHARES ARE PRICED (continued)

using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.
When your Variable Contract or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the Variable Contract owner or Qualified Plan participant is received in proper form. When the Variable Contract owner or Qualified Plan participant is selling shares, it will normally receive the NAV that is next calculated after the order form is received from the Variable Contract owner or Qualified Plan participant in proper form. Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its designated agent. In order to receive that day's price, your order must be received by Market Close.
19

HOW TO BUY AND SELL SHARES

The Portfolio's shares may be offered to insurance company separate accounts serving as investment options under Variable Contracts, Qualified Plans outside the separate account context, custodial accounts, certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, other investment companies (as permitted by the 1940 Act), and other investors as permitted by the diversification and other requirements of section 817(h) of the Internal Revenue Code of 1986, as amended (the “Code”) and the underlying U.S. Treasury Regulations. The Portfolio may not be available as an investment option in your Variable Contract, through your Qualified Plan, or other investment company. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or redemptions from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.
The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment option for Variable Contracts and if it offers its shares directly to Qualified Plans and other permitted investors. However, it is possible that the interests of Variable Contracts owners, plan participants, and other permitted investors for which the Portfolio serves as an investment option might, at some time, be in conflict because of differences in tax treatment or other considerations. The Board directed the Adviser to monitor events to identify any material conflicts between Variable Contract owners, plan participants, and other permitted investors and would have to determine what action, if any, should be taken in the event of such conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio or a Qualified Plan, investment company, or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices. The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Adviser, is at risk of losing) its Qualified Plan status.
In addition, the Portfolio's shares may be purchased by certain other management investment companies, including through fund-of-fund arrangements with Voya affiliated mutual funds. In some cases the Portfolio may serve as a primary or significant investment vehicle for the fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocation or rebalancing by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales or securities result in gains and could also increase transaction costs or portfolio turnover. The Adviser and the Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
The Portfolio reserves the right to suspend the offering of shares or to reject any specific purchase order. The Portfolio may suspend redemptions or postpone payments when the NYSE is closed or when trading is restricted for any reason or under emergency circumstances as determined by the SEC.
20

FREQUENT TRADING - MARKET TIMING

The Portfolio is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for Variable Contracts issued by insurance companies and as investment options for Qualified Plans. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The Portfolio's Adviser or affiliated entities have agreements which require such intermediaries to provide detailed account information, including trading history, upon request of the Portfolio.
The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by its customers. You should review the materials provided to you by your financial intermediary including, in the case of a Variable Contract, the prospectus that describes the contract or, in the case of a Qualified Plan, the plan documentation for its policies regarding frequent, short-term trading. With trading information received as a result of these agreements, the Portfolio may make a determination that certain trading activity is harmful to the Portfolio and its shareholders, even if such activity is not strictly prohibited by the intermediaries' excessive trading policy. As a result, a shareholder investing directly or indirectly in the Portfolio may have their trading privileges suspended without violating the stated excessive trading policy of the intermediary. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict, or refuse purchase orders whether directly or by exchange including purchase orders that have been accepted by a financial intermediary. The Portfolio seeks assurances from the financial intermediaries that they have procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.
The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser (if applicable) to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise their expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio's ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.
If the Portfolio invests in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as “price arbitrage.” Such price arbitrage opportunities may also occur in portfolios which do not invest in foreign securities. For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing, and other potential pricing discrepancies. However, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.
Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of the Portfolio's shareholders.
21

PAYMENTS TO FINANCIAL INTERMEDIARIES

Voya mutual funds may be offered as investment options in Variable Contracts issued by affiliated and non-affiliated insurance companies and in Qualified Plans. Fees derived from the Portfolio's Distribution and Service Plans (if applicable) may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for selling the Portfolio's shares and/or for servicing shareholder accounts. Fees derived from the Portfolio’s Service Plans may be paid to insurance companies, broker-dealers, and companies that service Qualified Plans for servicing shareholder accounts. Shareholder services may include, among other things, administrative, record keeping, or other services that insurance companies or Qualified Plans provide to the clients who use the Portfolio as an investment option. In addition, the Portfolio's Adviser, Distributor, or their affiliated entities, out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies, broker-dealers, or companies that service Qualified Plans. The Adviser, Distributor, or affiliated entities of the Portfolio may also share their profits with affiliated insurance companies or other Voya entities through inter-company payments.
For non-affiliated insurance companies and Qualified Plans, payments from the Portfolio's Distribution and/or Service Plans (if applicable) as well as payments (if applicable) from the Portfolio's Adviser and/or Distributor generally are based upon an annual percentage of the average net assets held in the Portfolio by those companies. Payments to financial intermediaries by the Distributor or its affiliates or by the Portfolio may provide an incentive for insurance companies or Qualified Plans to make the Portfolio available through Variable Contracts or Qualified Plans over other mutual funds or products.
As of the date of this Prospectus, the Distributor has entered into agreements with the following non-affiliated insurance companies: C.M. Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, Lexington Life Insurance Company, Lincoln Financial Group, Massachusetts Mutual Life Insurance Company, New York Life Insurance and Annuity Corporation, Security Benefit Life Insurance Company, Security Equity Life Insurance Company, Symetra Life Insurance Company, TIAA Life Insurance Company, Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, and Union Securities. Except as discussed in further detail below, the fees payable under these agreements are for compensation for providing distribution and/or shareholder services for which the insurance companies are paid at annual rates that range from 0.00% to 0.50%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company's Variable Contracts.
The insurance companies issuing Variable Contracts or Qualified Plans that use the Portfolio as an investment option may also pay fees to third parties in connection with distribution of the Variable Contracts and for services provided to Variable Contract owners. Entities that service Qualified Plans may also pay fees to third parties to help service the Qualified Plans or the accounts of their participants. The Portfolio, the Adviser, and the Distributor are not parties to these arrangements. Variable Contract owners should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments and should consult with their agent or broker. Qualified Plan participants should consult with their pension servicing agent.
Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.
22

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions
Dividends from net investment income are declared and paid by the Portfolio at least annually. The Portfolio will also pay distributions from net realized capital gains, reduced by available capital losses, at least annually. All dividends and capital gain distributions will be automatically reinvested in additional shares of the Portfolio at the NAV of such shares on the payment date unless a participating insurance company's separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of the Portfolio's distributions may constitute a return of capital.
To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.
Tax Matters
Holders of Variable Contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.
The Portfolio intends to qualify as a regulated investment company (“RIC”) for federal income tax purposes by satisfying the requirements under Subchapter M of the Code, including requirements with respect to diversification of assets, distribution of income and sources of income. As a RIC, the Portfolio generally will not be subject to tax on its net investment company taxable income and net realized capital gains that it distributes to its shareholders.
The Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for Variable Contracts so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from the Portfolio to the insurance company's separate accounts.
Since the sole shareholders of the Portfolio will be separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Variable Contracts, see the prospectus for the contract.
See the SAI for further information about tax matters.
THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR VARIABLE CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE VARIABLE CONTRACT.
23

INDEX DESCRIPTION

The Barclays U.S. Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued, investment-grade U.S. government, mortgage-backed, asset-backed, and corporate debt securities.
24

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolio's financial performance for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate of return that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and/or distributions). The information has been audited by KPMG LLP, whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s Annual Report, which is available upon request.
25

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payments from distribution settlement/affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or Period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
VY ® Goldman Sachs Bond Portfolio
02-20-15 (5) -12-31-15	10.00	0.15 •	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507
ACCOMPANYING NOTES TO FINANCIAL HIGHLIGHTS
(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions, and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(4)	Ratios reflect operating expenses of the Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by the Portfolio. Net investment income (loss) is net of all such additions or reductions.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the period.
26

TO OBTAIN MORE INFORMATION
You'll find more information about the Portfolio in our:
ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS
In the Portfolio's annual/semi-annual shareholder reports, when available, you will find a discussion of the recent market conditions and principal investment strategies that significantly affected the Portfolio's performance during the applicable reporting period, the financial statements and the independent registered public accounting firm's reports (in the annual shareholder report only).
STATEMENT OF ADDITIONAL INFORMATION
The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the SEC.
Please write, call or visit our website for a free copy of the current annual/semi-annual shareholder reports, when available, the SAI, or other Portfolio information.
To make shareholder inquiries contact:
Voya Investment Management
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
or visit our website at www.voyainvestments.com
This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-551-8090 for information on the operation of the Public Reference Room. Otherwise, you may obtain the information for a fee, by contacting the SEC at:
U.S. Securities and Exchange Commission
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549
or at the e-mail address: publicinfo@sec.gov
Or obtain the information at no cost by visiting the SEC's Internet website at www.sec.gov.
When contacting the SEC, you will want to refer to the Portfolio's SEC file number. The file number is as follows:
Voya Variable Insurance Trust	811-9477
VY ® Goldman Sachs Bond Portfolio
PRO-47329301	(0516-050116)

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2016
Voya Variable Insurance Trust
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258-2034
1-800-992-0180
VY® Goldman Sachs Bond Portfolio
Ticker: VGSBX
This Statement of Additional Information (“SAI”) contains additional information about the Portfolio listed above. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2016, as supplemented or revised from time to time. The Portfolio’s financial statements for the fiscal year ended December 31, 2015, including the independent registered public accounting firm’s report thereon found in the Portfolio’s most recent annual report to shareholders, are incorporated into this SAI by reference. The Portfolio’s Prospectus and annual or unaudited semi-annual shareholder reports may be obtained free of charge by contacting the Portfolio at the address and phone number written above or by visiting our website at www.voyainvestments.com.

INTRODUCTION AND GLOSSARY
This SAI is designed to elaborate upon information contained in the Portfolio’s Prospectus, including the discussion of certain securities and investment techniques. The more detailed information contained in this SAI is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolio’s securities and investment techniques. Some investment techniques are described only in the Prospectus and are not repeated here.
Capitalized terms used, but not defined, in this SAI have the same meaning as in the Prospectus and some additional terms are defined particularly for this SAI.
Following are definitions of general terms that may be used throughout this SAI:
1933 Act: Securities Act of 1933, as amended
1934 Act: Securities Exchange Act of 1934, as amended
1940 Act: Investment Company Act of 1940, as amended
Administrator: Voya Funds Services, LLC
Affiliated Fund: A fund within the Voya family of funds
Board: The Board of Trustees for the Trust
Business Day: Each day the NYSE opens for regular trading
CFTC: United States Commodity Futures Trading Commission
Code: Internal Revenue Code of 1986, as amended
Distributor: Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC)
Distribution Agreement: The Distribution Agreement for the Portfolio, as described herein
ETF: Exchange Traded Fund
Expense Limitation Agreement: The Expense Limitation Agreement(s) for the Portfolio, as described herein
FDIC: Federal Deposit Insurance Corporation
FHLMC or “Freddie Mac”: Federal Home Loan Mortgage Corporation
FINRA: Financial Industry Regulatory Authority, Inc.
Fiscal Year End of the Portfolio: December 31,
Fitch: Fitch Ratings
FNMA or “Fannie Mae”: Federal National Mortgage Association
Portfolio: One or more of the investment management companies listed on the front cover of this SAI
GNMA: Government National Mortgage Association
Independent Trustees: The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Portfolio
Interested Trustees: The Trustees of the Board who are currently treated as “interested persons” (as defined in the 1940 Act) of the Portfolio
Investment Management Agreement: The Investment Management Agreement for the Portfolio, as described herein
IPO: Initial Public Offering
IRA: Individual Retirement Account
IRS: United States Internal Revenue Service
Moody’s: Moody’s Investors Service, Inc.
NAV: Net Asset Value
NRSRO: Nationally Recognized Statistical Rating Organization
NYSE: New York Stock Exchange
OTC: Over-the-counter
Principal Underwriter: Voya Investments Distributor, LLC or the “Distributor”
Prospectus: One or more prospectuses for the Portfolio

REIT: Real Estate Investment Trust
RIC: A “Regulated Investment Company,” pursuant to the Code
S&L: Savings & Loan Association
S&P: Standard & Poor’s Ratings Services
SEC: United States Securities and Exchange Commission
Sub-Adviser: One or more sub-advisers for a Portfolio, as described herein
Sub-Advisory Agreement: The Sub-Advisory Agreement(s) for the Portfolio, as described herein
Underlying Funds: Unless otherwise stated, other mutual funds or ETFs in which the Portfolio may invest
Voya family of funds or the “funds”: All of the RICs managed by Voya Investments or DSL
Voya IM: Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC)
Voya Investments: Voya Investments, LLC (formerly, ING Investments, LLC)
The Trust: Voya Variable Insurance Trust
Adviser: Unless otherwise stated, Voya Investments, LLC or Voya Investments
HISTORY OF the Trust
Voya Variable Insurance Trust, an open-end management investment company that is registered under the 1940 Act, was organized as a Delaware business trust on July 15, 1999. On April 30, 2001, the name of the Trust was changed from “ING Variable Insurance Trust” to “Pilgrim Variable Insurance Trust.” On May 1, 2002, the name of the Trust was changed from “Pilgrim Variable Insurance Trust” to “ING Variable Insurance Trust.” On May 1, 2014, the name of the Trust was changed from “ING Variable Insurance Trust” to “Voya Variable Insurance Trust.”

SUPPLEMENTAL DESCRIPTION OF Portfolio INVESTMENTS AND RISKS
Diversification
The Portfolio is classified as a “diversified” fund as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act generally requires that a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or investments in securities of other investment companies).
A non-diversified company under the 1940 Act means that a fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a fund’s assets in the securities of a small number of issuers may cause a fund’s share price to fluctuate more than that of a diversified company. When compared to a diversified fund, a non-diversified fund may invest a greater portion of its assets in a particular issuer and, therefore, has greater exposure to the risk of poor earnings or losses by an issuer.
Concentration
For purposes of the 1940 Act, concentration occurs when at least 25% of a portfolio’s assets are invested in any one industry. The Portfolio has a fundamental policy against concentration.
Investments, Investment Strategies, and Risks
The table on the following pages identifies various securities and investment techniques used by the adviser or sub-adviser in managing the Portfolio and provides a more detailed description of those securities and techniques along with the risks associated with them. The Portfolio may use any or all of these techniques at any one time, and the fact that the Portfolio may use a technique does not mean that the technique will be used. The Portfolio’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Portfolio’s investment objective, policies, and restrictions described in the Portfolio’s Prospectuses and/or in this SAI, as well as federal securities laws. There can be no assurance that the Portfolio will achieve its investment objective. The Portfolio’s investment objective, policies, investment strategies, and practices are non-fundamental unless otherwise indicated. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Portfolio’s Prospectuses. Where a particular type of security or investment technique is not discussed in the Portfolio’s Prospectuses, that security or investment technique is not a principal investment strategy and the Portfolio will not invest more than 5% of its assets in such security or investment technique.
Please refer to the fundamental and non-fundamental investment restrictions following the description of securities for more information on any applicable limitations.
Asset Class/Investment Technique	VY ® Goldman Sachs Bond Portfolio
Equity Securities
Common Stocks	X
Convertible Securities	X
Initial Public Offerings	X
Internet and Internet-Related Companies	X
Mid- and/or Small-Capitalization Companies	X
Other Investment Companies	X
Preferred Stocks	X
Private Funds	X
Real Estate Securities and Real Estate Investment Trusts	X
Special Situation Companies	X
Stock Purchase Rights	X
Unseasoned Companies	X
Fixed-Income Securities
Asset-Backed Securities	X
Banking Industry Obligations, Savings Industry Obligations, and other Short-Term Investments	X
Commercial Paper	X
Corporate Debt Instruments	X
Credit-Linked Notes	X
Floating or Variable Rate Instruments	X

Asset Class/Investment Technique	VY ® Goldman Sachs Bond Portfolio
Government Trust Certificates	X
Guaranteed Investment Contracts	X
High-Yield Bonds	X
Mortgage-Backed Securities	X
Adjustable Rate Mortgage Securities	X
Agency-Mortgage-Backed Securities	X
Collateralized Mortgage Obligations	X
Government National Mortgage Association Certificates	X
Interest/Principal Only/Stripped Mortgage-Backed Securities	X
Privately Issued Mortgage-Backed Securities	X
Subordinated Mortgage Securities	X
Municipal Securities	X
Industrial Development and Pollution Control Bonds	X
Moral Obligation Securities	X
Municipal Lease Obligations and Certificates of Participation	X
Short-Term Municipal Securities	X
Trust-Preferred Securities	X
U.S. Government Securities	X
Zero-Coupon Bonds, Deferred Interest Securities, and Pay-In-Kind Bonds	X
Foreign and Emerging Market Equity and Debt Investments
Depositary Receipts	X
Eurodollar and Yankee Dollar Instruments	X
Eurodollar Convertible Securities	X
Foreign Bank Obligations	X
Foreign Debt Securities	X
Foreign Mortgage-Backed Securities	X
Sovereign Debt Instruments/Brady Bonds	X
Supranational Agencies	X
Derivative Instruments
Forward Foreign Currency Exchange Contracts	X
Futures Contracts, Options, and Options on Futures Contracts	X
Futures Contracts	X
Options	X
Covered Call Options	X
Foreign Currency Options	X
Over-the-Counter Options	X
Put and Call Options	X
Stock Index Options	X
Options on Futures Contracts	X
Straddles	X
Swaps Transactions and Options on Swap Transactions	X
Synthetic Convertible Securities	X
Warrants	X
Investment Techniques

Asset Class/Investment Technique	VY ® Goldman Sachs Bond Portfolio
Borrowing	X
Currency Management	X
Forward Commitment Transactions	X
Portfolio Hedging	X
Repurchase Agreements	X
Restricted Securities, Illiquid Securities, and Liquidity Requirements	X
Reverse Repurchase Agreements and Dollar Roll Transactions	X
Securities Lending	X
Segregated Accounts	X
Short Sales	X
Strategic Transactions	X
To Be Announced Sale Commitments	X
When Issued Securities and Delayed-Delivery Transactions	X

EQUITY SECURITIES
The market price of equity securities, such as common stocks and preferred stocks, owned by the portfolio may go up or down, sometimes rapidly or unpredictably. The value of such securities may decline due to factors affecting equity securities markets generally or to factors affecting a particular industry or industries. The value of an equity security may also decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than debt instruments.
Common Stocks
Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives the portfolio the right to vote on issues affecting the company’s organization and operations. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets, and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.
Other types of equity securities may also be purchased, including convertible securities, preferred stocks, rights, warrants, or other securities that are exchangeable for, or otherwise provide similar exposure to, shares of common stocks.
Convertible Securities
A convertible security is a security that may be converted, either at a stated price or rate within a specified period of time into a specified number of shares of common stock. A convertible bond or convertible preferred stock gives the holder the option of converting these securities into common stocks. Some convertible securities contain a call feature whereby the issuer may redeem the security at a stipulated price, thereby limiting the possible appreciation. Convertible securities include corporate notes or preferred stocks but are ordinarily long-term debt obligations of the issuer convertible at a stated exchange rate into common or preferred stocks of the issuer.
By investing in convertible securities, the portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stocks into which the securities are convertible, while investing at a better price than may be available on the common stocks or obtaining a higher fixed rate of return than is available on the common stocks.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.
Before conversion, convertible securities have characteristics similar to non-convertible debt instruments in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities generally rank senior to common stock in an issuer’s capital structure and consequently entail less risk than the issuer’s common stock.
The market value of convertible securities tends to vary inversely with the level of interest rates. The security’s value declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt instruments have greater yields than do shorter-term debt instruments of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the portfolio is called for redemption, the portfolio must permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party. Rating requirements do not apply to convertible securities purchased by the portfolio because the portfolio purchases such securities for their equity characteristics.
Initial Public Offerings (“IPOs”)
IPOs occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.
Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. As a result of this or other factors, the portfolio’s adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the portfolio. Any gains from shares held for one year or less will be treated as short-term gains, taxable as ordinary income to the portfolio’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.
The effect of an IPO investment can have a magnified impact on the portfolio’s performance when the portfolio’s asset base is small. Consequently, IPOs may constitute a significant portion of the portfolio’s returns, particularly when the portfolio is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the portfolio’s assets as it increases in size and, therefore, have a more limited effect on the portfolio’s performance in the future.
There can be no assurance that IPOs will continue to be available for the portfolio to purchase. The number or quality of IPOs available for purchase by the portfolio may vary, decrease, or entirely disappear. In some cases, the portfolio may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the portfolio to realize a profit.
Internet and Internet-Related Companies
Internet and Internet-related companies are generally subject to a rate of change in technology which is higher than other industries and often requires extensive and sustained investment in research and development. As a result, Internet and Internet-related companies are exposed to the risk of rapid product obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, and the need for regulatory approvals may have an adverse effect on the products, services, and securities of Internet and Internet-related companies. Internet and Internet-related companies may also produce or use products or services that prove commercially unsuccessful. In addition, intense worldwide competitive pressures and changing demand, evolving industry standards, challenges in achieving product capability, loss of patent protection or proprietary rights, reduction or interruption in the supply of key components, changes in strategic alliances, frequent mergers or acquisitions, or other factors can have a significant effect on the financial conditions of companies in these industries. Competitive pressures in the Internet and Internet-related industries may negatively affect the financial condition of Internet and Internet-related companies. Internet and Internet-related companies are also subject to the risk of service disruptions, and the risk of losses arising out of litigation related to these losses. Many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings.
Risks Associated with Investment in the Internet Industry
The value of the portfolio’s shares invested in the Internet industry will fluctuate based upon risk factors affecting the Internet industry and related industries. Stocks of many Internet companies for which IPOs occurred between 1999 and 2001 have been trading below their initial offering price. Further, many Internet and Internet-related companies have incurred losses since their inception, may continue to incur losses for an extended period of time and may never achieve profitability. Products developed by these companies may be commercially unsuccessful and subject to rapid obsolescence as the market in which many Internet companies compete is characterized by rapidly changing technology, evolving industry standards, frequent new service and product announcements, introductions and enhancements, and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. In addition, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company’s business, results of operations, and financial condition.
Mid- and/or Small-Capitalization Companies
Investments in mid- and/or small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets, limited product lines, limited financial resources, and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. The trading volume of securities of mid-capitalization and small-capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.
There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.
Some securities of smaller issuers may be restricted as to resale or may otherwise be illiquid. The ability of the portfolio to dispose of such securities may be limited, and the portfolio may have to continue to hold such securities during periods when the adviser or sub-adviser would otherwise have sold the security. It is possible that the adviser or sub-adviser or an affiliate or client may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the portfolio which it manages.
Other Investment Companies

An investment company is a company engaged in the business of pooling investors’ money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts, and management companies.
Generally, the portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase: (i) acquire more than 3% of the outstanding voting shares of the investment company; (ii) invest more than 5% of the portfolio’s total assets in the investment company; or (iii) invest more than 10% of the portfolio’s total assets in all investment company holdings. The portfolio may invest beyond these limits to the extent permitted under the 1940 Act or operates under exemptive order exempting it from the provisions of the 1940 Act.
For so long as shares of the portfolio are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, the portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
There are some potential disadvantages associated with investing in other investment companies. In addition to the advisory and operational fees the portfolio bears directly in connection with its own operation, the portfolio would also bear its pro rata portions of each other investment company’s advisory and operational expenses. When the portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the portfolio.
Exchange-Traded Funds (“ETFs”)
ETFs are investment companies traded on a securities exchange whose goals may be to track or replicate a desired index, such as a sector, market, or global segment. The goal of a passive ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. ETFs are traded on exchanges similarly to publicly traded companies. Consequently, the risks and costs are similar to that of a publicly traded company. The risk of not correlating to the index is an additional risk to the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the price of an ETF may vary significantly from the NAV of the ETF’s underlying security. Additionally, if the portfolio elects to redeem its ETF shares rather than selling them in the secondary market, the portfolio may receive the underlying securities which it would then have to sell in order to obtain cash. Additionally, when the portfolio invests in an ETF, shareholders of the portfolio bear their proportionate share of the underlying ETF’s fees and expenses.
Market Trading Risks for ETFs
Absence of Active Market. Although shares of an ETF are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.
Risks of Secondary Listings. An ETF’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the ETF’s primary listing is maintained. There can be no assurance that the ETF’s shares will continue to trade on any such stock exchange or in any market or that the ETF’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The ETF’s shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade ETF shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
Secondary Market Trading Risks. Shares of an ETF may trade in the secondary market at times when an ETF does not accept orders to purchase or redeem shares. At such times, shares may trade in the secondary market with more significant premiums or discounts than might be experienced at times when an ETF accepts purchase and redemption orders. Secondary market trading in ETF shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in ETF shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of ETF shares will continue to be met or will remain unchanged.
Holding Company Depositary Receipts (“HOLDRs”)
HOLDRs are trust-issued receipts that represent the portfolio’s beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stocks. For example, the portfolio’s investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.
Index-Related Securities (“Equity Equivalents”)
Equity Equivalents are securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), Standard & Poor’s Depositary Receipts (“SPDRs”) (interests in a portfolio of securities that seeks to track the performance of the S&P 500® Index), iShares MSCI Index Shares (“iShares”) (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country’s stocks), and PowerShares QQQTM (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the NASDAQ Stock Market). Such securities are similar to index mutual funds but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an Equity Equivalent seeks to track perform poorly, the Equity Equivalent security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the portfolio’s assets across a broad range of equity securities.
To the extent the portfolio invests in securities of other investment companies, portfolio shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing, and other operational expenses. Indirectly, shareholders of the portfolio may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the portfolio’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the portfolio.
iShares track the performance of several international equity indices. Each country index series invests in an optimized portfolio of common stocks based on that country’s Morgan Stanley Capital International benchmark country index. The market prices of iShares are expected to fluctuate in accordance with both changes in the NAV of their underlying indices and supply and demand of iShares on the NYSE MKT LLC (“NYSE MKT”). To date, iShares have traded at relatively modest discounts and premiums to their NAVs. However, iShares have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iShares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the NYSE MKT necessary to maintain the listing of iShares will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iShares should occur in the future, the liquidity and value of the portfolio’s shares could also be substantially and adversely affected. If such disruptions were to occur, the portfolio could be required to reconsider the use of iShares as part of its investment strategy.
SPDRs are securities traded on the NYSE MKT that represent ownership in the SPDR Trust, a trust which has been established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the S&P 500® Index. The SPDR Trust is sponsored by a subsidiary of the NYSE MKT. SPDRs may be used for several reasons including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price action of the S&P 500® Index.
Investment Companies that Invest in Senior Loans
Some investment companies invest primarily in interests in variable or floating rate loans or notes (“Senior Loans”). Senior Loans, in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.
Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the portfolio’s assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.
Senior Loans usually include restrictive covenants that must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one- to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.
Risks of Senior Loans
Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized statistical rating organization (“NRSRO”). Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt instruments that are rated lower than investment-grade, or, if they had issued debt instruments, such debt instruments would likely be rated lower than investment-grade. However, unlike other types of debt instruments, Senior Loans are generally fully collateralized.
In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of the dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loans. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under-collateralized.
Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede the portfolio’s ability to sell Senior Loans. Furthermore, transactions in loans may settle on a delayed basis. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Reliable market value quotations may not be readily available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.
Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized (“Hybrid Loans”). With Hybrid Loans, the portfolio may not possess a senior claim to all of the collateral securing the Hybrid Loan. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders’ interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company’s security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.
Subordinated and Unsecured Loans. The primary risk arising in connection with subordinated loans is that because the holder’s interest is subordinated, there is the potential for loss in the event of default by the issuer of the loans. Subordinated loans in insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower’s assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than secured loans.
Preferred Stocks
A preferred stock represents an equity (or ownership) interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.
Unlike common stock, preferred stock typically may offer a stated dividend rate payable from a corporation’s earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stocks may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation’s assets in the event of liquidation of the corporation, and may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on the distribution of a corporation’s assets in the event of liquidation are generally subordinate to the rights associated with a corporation’s debt instruments.
Private Funds
Private funds are U.S. or foreign private limited partnerships or other investment funds. Investments in private funds may be highly speculative and volatile. Because private funds generally are investment companies for purposes of the 1940 Act, or would be but for the exemptions provided in Sections 3(c)(1) or 3(c)(7) of the 1940 Act, the portfolio’s ability to invest in them will be limited. In addition, shareholders of the portfolio will remain subject to the portfolio’s expenses while also bearing their pro rata share of the operating expenses of the private funds. The ability of the portfolio to dispose of interests in private funds is very limited and involves risks, including loss of the portfolio’s entire investment in the private fund.
Private funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the portfolio owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The portfolio receives a stream of cash flows in the form of interest payments from the underlying assets. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers of the securities remain members of the tracked index.

The pooled investments allow the portfolio to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in debt instruments. Because the pooled investments hold securities of many issuers, the default of a few issuers would not impact the portfolio significantly. However, the portfolio bears its proportionate share of any expenses incurred by the pooled investments. In addition, the portfolio assumes the liquidity risks generally associated with the privately offered pooled investments.
Pooled investments that are structured as a trust contain many similarities to private funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical private fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and “qualified purchasers” or “qualified institutional buyers” for privately offered securities.
The portfolio cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.
Real Estate Securities and Real Estate Investment Trusts (“REITs”)
Real estate securities include investments in other real estate operating companies (“REOCs”), companies engaged in other real estate related businesses, and REITs. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the northeastern United States, or both. A REOC is a company that derives at least 50% of its gross revenues or net profits from either: (i) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate; or (ii) products or services related to the real estate industry, such as building supplies or mortgage servicing.
A REIT is a corporation or business trust that meets the definitional requirements of the Internal Revenue Code of 1986, as amended (“Code”). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.
REITs are sometimes informally characterized as equity REITs, mortgage REITs, or a combination of equity REITs and mortgage REITs. Equity REITs invest most of their assets directly in real estate property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Code. The portfolio will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the portfolio.
Risks Associated with Investing in REITs and the Real Estate Industry in General
Investing in REITs involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the portfolio, a shareholder will bear not only a proportionate share of the expenses of the portfolio, but also, indirectly, similar expenses of the REITs. REITs generally depend on their ability to generate cash flow to make distributions to shareholders.
To the extent that assets underlying the REIT’s investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.
REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investments in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagers elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT’s investments in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.
Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REIT and equity REITs may be affected by the ability of tenants to pay rent.
Investing in REITs involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

Although the portfolio will not invest directly in real estate, the portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Risks of real estate securities and REITs include those risks that are more closely associated with investing in real estate securities directly than with investing in the stock market generally. These risks include, among others: (i) possible periodic declines in the value of real estate generally, or in the rents and other income generated by real estate; (ii) risks related to general and local economic conditions; (iii) possible lack of availability of mortgage funds; (iv) periodic overbuilding, which creates gluts in the market; (v) extended vacancies of properties; (vi) increases in competition, property taxes, and operating expenses; (vii) changes in laws (such as zoning laws) that impair the property rights of real estate owners; (viii) costs resulting from the clean up of, and liability to, third parties for damages resulting from environmental problems; (ix) casualty or condemnation losses; (x) uninsured damages from floods, earthquakes, or other natural disasters; (xi) limitations on and variations in rents; (xii) changes in interest rates; (xiii) acts of terrorism, war, or other acts of violence; and (xiv) adverse developments in the real estate industry.
In addition to the risks discussed above, REITs may be affected by any changes in the value of the underlying property owned by the trusts or by the quality of any credit extended. REITs are dependent upon management skills and are not diversified which subjects them to the risk of financing for a single or a limited number of projects. REITs are also subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under applicable tax credits and to maintain an exemption under the 1940 Act. To the extent the portfolio invests in international REITs, such a REIT may be considered a “passive” foreign investment company which may result in an adverse situation for the portfolio.
Risk Arbitrage Securities and Distressed Companies
A merger, tender, or exchange offer, or other corporate restructuring proposed at the time the portfolio invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the portfolio. Debt obligations of distressed companies typically are unrated, lower rated, in default, or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.
Special Situations Companies
A special situation arises when, in the opinion of the portfolio’s adviser or sub-adviser, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Investments in special situations often involve much greater risk than is inherent in ordinary investment securities.
Stock Purchase Rights
Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the stock purchase rights is normally at a discount from market value of the common stock at the time of distribution. The stock purchase rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.
As a result, an investment in stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a stock purchase right does not necessarily change with the value of the underlying securities, and they expire worthless if they are not exercised on or prior to their expiration date.
Unseasoned Companies
Unseasoned companies are companies with a record of less than three years’ continuous operation, including the operations of any predecessors and parents. These companies have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature companies. The securities of such companies may have limited liquidity, which can result in their being priced higher or lower than might otherwise be the case. In addition, investments in unseasoned companies are more speculative and entail greater risk than do investments in companies with an established operating record.
FIXED-INCOME INVESTMENTS
The value of fixed-income securities or debt instruments may be affected by changes in general interest rates and in the creditworthiness of the issuer. Debt instruments with longer maturities (for example, over ten years) are more affected by changes in interest rates and provide less price stability than securities with short-term maturities (for example, one to two years). Also, for each debt security, there is a risk of principal and interest default, which will be greater with higher-yielding, lower-grade securities.
While some countries or companies may be regarded as favorable investments, pure fixed-income opportunities may be unattractive or limited due to insufficient supply, legal, or technical restrictions. In such cases, the portfolio may consider convertible securities or equity securities to gain exposure to such investments.

At times, in connection with the restructuring of a preferred stock or fixed-income instrument either outside of bankruptcy court or in the context of bankruptcy court proceedings, the portfolio may determine or be required to accept equity securities, such as common stocks, in exchange for all or a portion of a preferred stock or fixed-income instrument. Depending upon, among other things, the adviser’s or sub-adviser’s evaluation of the potential value of such securities in relation to the price that could be obtained by the portfolio at any given time upon sale thereof, the portfolio may determine to hold such securities in its portfolio.
Debt obligations that are deemed investment-grade carry a rating of at least Baa3 from Moody’s Investors Service, Inc. (“Moody’s”) or BBB- from Standard & Poor’s Ratings Services (“S&P”), or a comparable rating from another NRSRO, or if not rated by a NRSRO, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa3 or BBB- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.
Asset-Backed Securities
Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, equipment leases, trade receivables, credit card receivables, and other debt, and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a collateralized mortgage obligation (“CMO”) structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the portfolio’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments and the portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates. In the case of privately-issued mortgage-backed and asset-backed securities, the portfolio takes the position that such instruments do not represent interests in any particular industry or group of industries.
Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted below with respect to CMOs and Real Estate Mortgage Investment Conduits (“REMICs”), the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.
Asset-backed securities include Certificates for Automobile ReceivablesSM (“CARSSM”). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor’s return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.
Asset-backed securities can also include collateralized putable notes (“CPNs”). CPNs represent interests in the most senior tranche of collateralized debt obligations and benefit from a put option provided by a highly rated counterparty. A CPN is also backed by interests in various assets, including other asset-backed securities, residential mortgage-related securities, collateralized mortgage-related securities, and other instruments.
Governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the portfolio.
The non-mortgage-backed asset-backed securities in which the portfolio may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables, and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. government and may or may not be secured.
The principal on asset-backed securities, like mortgage-related securities, may normally be prepaid at any time, which will reduce the yield and market value of these securities. Asset-backed securities and commercial mortgage-backed securities generally experience less prepayment than residential mortgage-related securities. In periods of falling interest rates when liquidity is available to borrowers, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the portfolio will generally be at lower rates of return than the return on the assets which were prepaid. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The portfolio’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, and prepayment risks. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. While asset-backed securities are designed to allocate risk from pools of their underlying assets, the risk allocation techniques may not be successful, which could lead to the credit risk of these investments being greater than indicated by their ratings. The value of asset-backed securities may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of the transparency or liquidity of some underlying investments, and these instruments may not be liquid. Finally, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.
Risks of Asset-Backed Securities
Asset-backed securities entail certain risks not presented by mortgage-related securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable, or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.
Asset-backed securities backed by certain types of collateral tend to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.
The non-mortgage-related asset-backed securities in which the portfolio may invest include, but are not limited to, interests in pools of receivables, such as credit card and accounts receivables, and motor vehicle and other installment purchase obligations and leases. Interests in these pools are not backed by the U.S. government and may or may not be secured.
The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt instruments. Asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable to other debt obligations, and there is a possibility that recoveries on repossessed collateral may not be available to support payment on these securities.
It is expected that governmental, government related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the portfolio.
Collateralized Debt Obligations (“CDOs”)
CDOs include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment-grade debt instruments. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than their underlying securities, and can be rated investment-grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized as illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for transactions under Rule 144A of the Securities Act of 1933 (“Rule 144A Securities”). In addition to the normal risks associated with debt instruments discussed elsewhere in this SAI and the Prospectuses (such as interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Corporate Asset-Backed Securities
Corporate asset-backed securities, which are issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities’ weighted average life and may lower their return.
Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of credit support could adversely affect the return on an investment in such a security. Privately-issued asset-backed securities will not be treated as constituting a single, separate industry.
Banking Industry Obligations, Savings Industry Obligations, and Other Short-Term Investments
Banking industry obligations include, but are not limited to: (i) certificates of deposit; (ii) fixed time deposits; (iii) bankers’ acceptances; and (iv) other short-term debt obligations issued by commercial banks. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the portfolio will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus, and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligation is fully insured by the U.S. government. The portfolio also may invest in obligations of foreign branches of commercial banks and foreign banks so long as the securities are U.S. dollar-denominated, and others may invest in obligations of foreign branches of commercial banks and foreign banks if the securities are not U.S. dollar-denominated.
Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. The portfolio will not invest in fixed time deposits which: (i) are not subject to prepayment; or (ii) provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, such investment would mean that the portfolio would exceed its limitation in illiquid securities.
When the portfolio holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Domestic banks and foreign banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limit the amount which they can loan to a single borrower, and subject them to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the portfolio may acquire.
For foreign banks, there is a possibility that liquidity could be impaired because of: (i) future political and economic developments; (ii) the obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objective and policies stated above, the portfolio may make interest bearing time or other interest bearing deposits in commercial or savings banks. Fixed time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

The portfolio may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan (“S&L”) associations that have capital surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.
Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Corporate obligations include bonds and notes issued by corporations to finance longer term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the portfolio may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated Aa or higher by Moody’s, AA or higher by S&P, or have received a comparable rating by another NRSRO, or, if not rated by a NRSRO, are determined by the adviser or sub-adviser to be of comparable quality.
Commercial Paper
Commercial paper consists of short-term (usually from one to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which, the lender may determine to invest varying amounts.
The portfolio may invest in commercial paper (including variable rate master demand notes and extendable commercial notes) denominated in U.S. dollars and issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for the portfolio, the portfolio may invest in commercial paper: (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody’s or A-1 or A-2 by S&P; (ii) if not rated by either Moody’s or S&P, issued by a corporation having an outstanding debt issue rated A or better by Moody’s or S&P; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which the portfolio may invest.
Commercial paper obligations may include variable rate master demand notes. These notes are obligations that permit investment of fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or decrease the amount under the note, at any time, up to the full amount provided by the note agreement; and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the portfolio’s adviser or sub-adviser will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The portfolio’s adviser or sub-adviser also will consider the extent to which the variable rate master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody’s or S&P. The portfolio may invest in them only if the adviser or sub-adviser believes that, at the time of investment, the notes are of comparable quality to the other commercial paper in which the portfolio may invest. Master demand notes are considered by the portfolio to have a maturity of one day unless the adviser or sub-adviser has reason to believe that the borrower could not make immediate repayment upon demand. See Appendix A for a description of Moody’s and S&P ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (“1933 Act”) as part of a private placement that meets liquidity standards under procedures adopted by the Company’s/Trust’s Board shall not be considered to be restricted.
Corporate Debt Securities
Corporate debt securities include corporate bonds, debentures, notes, and other similar corporate debt instruments, including convertible securities. The portfolio may invest in debt instruments that are investment-grade (rated Baa3 or better by Moody’s, BBB- or better by S&P or, if not rated by Moody’s or S&P, a comparable rating from another NRSRO, or, if not rated by a NRSRO, are determined to be of comparable quality by the portfolio’s adviser or sub-adviser.) The portfolio may also invest in debt instruments that are rated below investment-grade. Investments in corporate debt securities that are rated below investment-grade are described in “High-Yield Bonds” below.
The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline and decrease when interest rates rise. There is also a risk that the issuer of a debt instrument may not be able to meet its obligations on interest or principal payments at the time called for by the instrument.
Debt instruments rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Bonds, particularly those rated BBB- or Baa3, have speculative characteristics and may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal. Bonds rated below BBB- or Baa- have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

New issues of certain debt instruments are often offered on a when-issued or firm-commitment basis; meaning, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the portfolio will not accrue any income on these securities prior to delivery. The portfolio will maintain in a segregated account with its custodian, or earmark on its records, an amount of cash or high quality debt instruments assets equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.
The portfolio also may invest in corporate debt securities of foreign issuers (including preferred or preference stocks), certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies, and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.
The portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the portfolio’s income distributions to constitute returns of capital for tax purposes or require the portfolio to make distributions exceeding book income to qualify as a regulated investment company (“RIC”) for federal tax purposes.
Custodial Receipts and Trust Certificates
Custodial receipts with respect to securities issued or guaranteed as to principal and interest by the U.S. government, its agencies, instrumentalities, political subdivisions or authorities are known by various names including “Treasury Receipts,” “Treasury Investors Growth Receipts” (“TIGRs”), and “Certificates of Accrual on Treasury Securities” (“CATS”).
Custodial receipts represent the right to receive either the principal amount, the periodic interest payments, or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.
The custodial receipts and trust certificates may be underwritten by securities dealers or banks, representing interests in securities held by a custodian or trustee. The securities so held may include U.S. government securities, municipal securities, or other types of securities in which the portfolio may invest. The custodial receipts or trust certificates may evidence ownership of future interest payments, principal payments, or both on the underlying securities, or, in some cases, the payment obligation of a third party that has entered into an interest rate swap or other arrangement with the custodian or trustee. For certain securities laws purposes, custodial receipts and trust certificates may not be considered obligations of the U.S. government or other issuers of the securities held by the custodian or trust. As a holder of custodial receipts and trust certificates, the portfolio will bear its proportionate share of the fees and expenses charged to the custodial account or trust. The portfolio also may invest in separately issued interests in custodial receipts and trust certificates.
Although under the terms of a custodial receipt the portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event an underlying issuer fails to pay principal and/or interest when due, the portfolio may be subject to delays, expenses, and risks that are greater than those that would have been involved if the portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying securities have been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying securities would be reduced in recognition of any taxes paid.
Certain custodial receipts and trust certificates may be synthetic or derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have embedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. Because some of these instruments represent relatively recent innovations, and the trading market for these instruments is less developed than the markets for traditional types of instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Also, because these instruments may be leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. The possibility of default by an issuer or the issuer’s credit provider may be greater for these derivative instruments than for other types of instruments. In some cases, it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service (“IRS”) has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments by the portfolio are based on the opinion of counsel to the sponsors of the instruments.
Credit-Linked Notes (“CLNs”)
A CLN is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the portfolio in this case. A CLN is issued by a trust, a special purpose vehicle, and collateralized by securities. A CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, a CLN holder receives either a fixed rate or a floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specific credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. A CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, a CLN holder receives a higher yield. As with most derivative instruments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The portfolio cannot assure that it can implement a successful strategy regarding this type of investment.
Floating and Variable Rate Instruments
Floating and variable rate instruments normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating and variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). The portfolio would anticipate using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed rate bonds, with a right of the holder to request redemption at certain times (often annually after the lapse of an intermediate term), may also be purchased by the portfolio. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the portfolio may retain the bond if interest rates decline. By acquiring these types of instruments, the portfolio obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.
Variable rate instruments held by the portfolio may have maturities of more than one year, provided: (i) the portfolio is entitled to the payment of principal at any time, or during specified intervals not exceeding one year, upon giving the prescribed notice (which may not exceed 30 days); and (ii) the rate of interest on such instruments is adjusted at periodic intervals not to exceed one year. In determining whether a variable rate instrument has a remaining maturity of one year or less, each instrument will be deemed to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. The portfolio will be able (at any time or during specified periods not exceeding one year, depending upon the note involved) to demand payment of the principal of a note. If an issuer of a variable rate instrument defaulted on its payment obligation, the portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default. The portfolio may invest in variable rate instruments only when the investment is deemed to involve minimal credit risk. The continuing creditworthiness of issuers of these instruments will be monitored to determine whether such notes should continue to be held. Variable and floating rate instruments with demand periods in excess of seven days, which cannot be disposed of promptly within seven business days in the usual course of business, without taking a reduced price, will be treated as illiquid securities.
Credit rating agencies frequently do not rate floating and variable rate instruments; however, the portfolio’s adviser or sub-adviser will determine what unrated and variable and floating rate instruments are of comparable quality at the time of the purchase to rated instruments eligible for purchase by the portfolio. An active secondary market may not exist with respect to particular variable or floating rate instruments purchased by the portfolio. The absence of such an active secondary market could make it difficult for the portfolio to dispose of the variable or floating rate instrument involved if the issuer of the instrument defaults on its payment obligation or during periods in which the portfolio is not entitled to exercise its demand rights, and the portfolio could, for these or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit. Money market instruments with a maturity of 60 days or less provide duration exposure similar to the floating rate debt in which the portfolio invests. Such money market instruments are considered, for the purposes of the portfolio’s investment, to be floating rate debt.
Government Trust Certificates
Government trust certificates represent an interest in a government trust, the property of which consists of: (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the federal government of the United States (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998); and (ii) a security interest in obligations of the U.S. Treasury backed by the full faith and credit of the United States sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody’s, or have received a comparable rating by another NRSRO.
Guaranteed Investment Contracts (“GICs”)
GICs are issued by insurance companies. Pursuant to such contracts, the portfolio makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the portfolio, on a monthly basis, guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the portfolio may not receive the principal amount of a GIC from the insurance company on seven days’ notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the portfolio which are not readily marketable, will not exceed the portfolio’s allowable limit of investment in illiquid securities. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. GICs are not backed by the U.S. government nor are they insured by the FDIC. GICs are generally guaranteed only by the insurance companies that issue them.
High-Yield Bonds

High-yield bonds (commonly referred to as “junk bonds”) are debt instruments that are rated lower than Baa3 by Moody’s or BBB- by S&P, or if not rated by Moody’s or S&P, a comparable rating from another NRSRO, or, if not rated, of comparable quality.
High-yield bonds include certain corporate debt obligations, higher yielding preferred stocks and mortgage-backed securities, and securities convertible into the foregoing.
High-yield bonds are not considered to be investment-grade. They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and interest payments, and investors should consider the risks associated with high-yield bonds before investing in the portfolio that holds high-yield securities in its portfolio.
Investments in high-yield bonds generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt instruments, but also typically entail greater potential price volatility and principal and income risk.
The yields earned on high-yield bonds generally are related to the quality ratings assigned by recognized rating agencies. (See Appendix A for a description of bond ratings.)
Certain securities held by the portfolio may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the portfolio during a time of declining interest rates, the portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.
While the adviser or sub-adviser may refer to ratings issued by established credit rating agencies, it is not the portfolio’s policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the adviser’s or sub-adviser’s own independent and ongoing review of credit quality. To the extent the portfolio invests in these lower rated securities, the achievement of its investment objective may be more dependent on the adviser’s or sub-adviser’s own credit analysis than in the case of a fund investing in higher quality debt instruments. These lower rated securities may also include zero-coupon bonds, deferred interest bonds, and pay-in-kind bonds.
Risks Associated with High-Yield Securities
Medium- to lower rated and unrated securities tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:
High-Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high-yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high-yield securities, thus disrupting the market for such securities.
Sensitivity to Interest Rate and Economic Changes. High-yield securities are more sensitive to adverse economic changes or individual corporate developments but generally less sensitive to interest rate changes than are U.S. Treasury or investment-grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high-yield securities may not fall as much as U.S. Treasury or investment-grade corporate bonds. Conversely when interest rates fall, high-yield securities may underperform U.S. Treasury and investment-grade corporate bonds because high-yield security prices tend not to rise as much as the prices of these bonds.
The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high-yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high-yield securities could also be at a greater risk because high-yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high-yield security owned by the portfolio defaults, the portfolio may incur additional expenses in seeking recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield securities and the portfolio’s NAV. Furthermore, in the case of high-yield securities structured as zero-coupon or pay-in-kind bonds, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay interest periodically and in cash.
Payment Expectations. High-yield securities present risks based on payment expectations. For example, high-yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high-yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high-yield securities than in the case of investment-grade bonds.
Liquidity and Valuation Risks. Lower-rated securities are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high-yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high-yield securities may not be as liquid as U.S. Treasury and investment-grade bonds. The ability of the portfolio’s Board to value or sell high-yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield securities more than other securities, especially in a thinly-traded market. To the extent the portfolio owns illiquid or restricted high-yield securities; these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high-yield bonds because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

Taxation. Special tax considerations are associated with investing in securities structured as zero-coupon or pay-in-kind securities. The portfolio would be required to recognize income for tax purposes on these securities as income even though it receives no cash interest until the security’s maturity or payment date.
Limitations of Credit Ratings. The credit ratings assigned to high-yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high-yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security’s market value. Although the ratings of NRSROs such as Moody’s and S&P are considered, the portfolio’s adviser or sub-adviser may primarily rely on its own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the portfolio’s investment objective may be more dependent on its adviser’s or sub-adviser’s own credit analysis than might be the case for a fund which invests in higher quality securities. The adviser or sub-adviser continually monitors the investments in the portfolio’s portfolio and carefully evaluates whether to dispose of or retain high-yield securities whose credit ratings have changed. The portfolio may retain a security whose rating has been changed.
Congressional Proposals. New laws and proposed laws may negatively affect the market for high-yield securities. As examples, recent legislation requires federally insured savings and loan associations to divest themselves of their investments in high-yield securities, and pending proposals are designed to limit the use of, or tax and eliminate other advantages of, high-yield securities. Any such proposals, if enacted, could negatively affect the portfolio’s NAV.
Index-, Currency-, and Equity-Linked Securities
Index-linked or commodity-linked notes are debt instruments of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500® Index. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, determined by reference to one or more foreign currencies.
Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.
Index- and currency-linked securities are derivative instruments that may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad. Certain derivative instruments may be illiquid. See “Restricted Securities, Illiquid Securities and Liquidity Requirements” below.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.
Loan Participations and Assignments
A loan participation is an undivided interest in a loan made by the issuing financial institution in the same proportion as the buyer’s participation interest bears to the total principal amount of the loan. No more than 5% of the portfolio’s net assets may be invested in loan participations with the same borrower. The issuing financial institution may have no obligation to the portfolio other than to pay the portfolio the proportionate amount of the principal and interest payments it receives. Commercial loans may be secured or unsecured. Loan participations generally are offered by banks or other financial institutions or lending syndicates. The portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. The participation interests that the portfolio may invest in may not be rated by any NRSRO.
When purchasing loan participations, the portfolio may assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. Unless, under the terms of a loan or other indebtedness the portfolio has direct recourse against a borrower, the portfolio may have to rely on the interposed agent bank or other financial intermediary to apply appropriate credit remedies against the borrower. In the event that an agent bank or financial intermediary becomes insolvent, the portfolio might incur costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest.
A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, the portfolio has direct recourse against the corporate borrower, the portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrowing corporation, which is obligated to make payments of principal and interest on the loan. There is a risk that a borrowing corporation may have difficulty making payments. If the portfolio does not receive scheduled interest or principal payments on such indebtedness, the portfolio could experience a reduction in its income and its share price and yield could be adversely affected. In addition, the value of that loan participation might also decline. Loans that are fully secured offer the portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrowing corporation’s obligation, or that the collateral can be liquidated. If the portfolio invests in loan participations with poor credit quality, the portfolio bears a substantial risk of losing the entire amount invested. Investments in loans through a direct assignment of a financial institution’s interests with respect to the loan may involve additional risks to the portfolio. For example, if a loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.
The portfolio may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the portfolio bears a substantial risk of losing the entire amount invested.
The portfolio may be required to limit the amount of its total assets that it invests in any one issuer or in issuers within the same industry (see the portfolio’s “Fundamental and Non-Fundamental Investment Restrictions”). For purposes of these limits, the portfolio generally will treat the borrowing corporation as the “issuer” of indebtedness held by the portfolio. In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the portfolio and the borrowing corporation, if the participation does not shift to the portfolio the direct debtor-creditor relationship with the borrowing corporation, SEC interpretations require the portfolio to treat both the lending bank or other lending institution and the borrowing corporation as “issuers” for the purposes of determining whether the portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.
A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of the portfolio were determined to be subject to the claims of the agent bank’s general creditors, the portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (such as an insurance company or governmental agency) similar risks may arise.
Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the portfolio’s adviser or sub-adviser believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining the portfolio’s NAV than if that value were based on available market quotations, and could result in significant variations in the portfolio’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the portfolio currently intends to treat indebtedness for which there is no readily available market as illiquid for purposes of the portfolio’s limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Trust’s investment restriction relating to the lending of portfolios or assets by the portfolio.
Investments in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to the portfolio. For example, if a loan is foreclosed, the portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the portfolio relies on the adviser’s or sub-adviser’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the portfolio.
Mortgage-Backed Securities
Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property. The types of mortgage-backed securities the portfolio may invest in include adjustable rate mortgage securities, agency related mortgage-backed securities, CMOs, interest/principal only stripped mortgage-backed securities (“SMBS”), REMICs, and subordinated mortgage securities, Most mortgage-backed securities are pass-through securities, which means that investors receive payments consisting of a pro rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as mortgages in the underlying mortgage pool are paid off by borrowers. The portfolio may invest only in those mortgage-backed securities that meet its credit quality and portfolio maturity requirements.
Mortgage-backed securities issued by commercial banks, S&L associations, private mortgage insurance companies, mortgage bankers, and other secondary market issuers create pass through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurers, and the mortgage poolers.
It is expected that governmental or private entities may create mortgage loan pools offering pass through investments in addition to those described above. As new types of pass through securities are developed and offered to investors, the adviser or sub-adviser may, consistent with the portfolio’s investment objective, policies, and restrictions, consider making investments in such new types of securities.
Other types of mortgage backed securities in which the portfolio may invest include debt instruments that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in Section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage backed bonds and newer CMOs. Mortgage backed bonds are secured by pools of mortgages, but unlike pass through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity.
An additional class of mortgage-backed securities includes parallel-pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel-pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.
Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, the portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.
Risks of Investing in Mortgage-Backed Securities
Investments in mortgage-backed securities involve certain risks. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.
In periods of declining interest rates, prices of debt instruments tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-backed securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. Rising interest rates also tend to discourage refinancing of home mortgages, with the result that the average life of mortgage-backed securities held by the portfolio may be lengthened.
Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets, and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.
The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-backed security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities.
In addition, the value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers of mortgage-related securities. Because investments in mortgage-backed securities are interest-rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation’s money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages.
Additionally, although mortgages and mortgage-backed securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.
Further, SMBS are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the Interest Only (“IO”) class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The portfolio could fail to fully recover its initial investment in a CMO residual or a SMBS.
Some of these mortgage-backed securities may have exposure to subprime loans or subprime mortgages, which are loans to persons with impaired credit ratings. However, it may be difficult to determine which securities have exposure to subprime loans or mortgages. Furthermore, the risk allocation techniques employed by these instruments may not be successful, which could lead to the credit risk of these instruments being greater than indicated by their ratings. The value of these instruments may be further affected by downturns in the credit markets or the real estate market. It may be difficult to value these instruments because of concerns about their transparency. These instruments may not be liquid.
Adjustable Rate Mortgage Securities (“ARMS”)
ARMS are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. The adjustment feature of ARMS tends to make their values less sensitive to interest rate changes. As the interest rates on the mortgages underlying ARMS are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow the portfolio to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the portfolio may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the portfolio. Further, because of this feature, the values of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.
Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.
The amount of interest on ARMS is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term, fixed rate securities.
There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: (i) those based on U.S. Treasury securities and (ii) those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index, often related to ARMS issued by the Federal National Mortgage Association (“FNMA”), tend to lag changes in market rate levels and tend to be somewhat less volatile.
Agency Mortgage-Backed Securities
Agency mortgage-backed securities are issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage-backed securities currently available including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities. The dominant issuers or guarantors of mortgage-backed securities today are the Government National Mortgage Association (“GNMA”), FNMA, and the Federal Home Loan Mortgage Corporation (“FHLMC”). GNMA creates pass-through securities from pools of U.S. government guaranteed or insured (such as by the Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks, and savings associations. FNMA and FHLMC issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings associations, savings banks, commercial banks, credit unions, and mortgage bankers. These instruments might be considered derivatives. The primary risks associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. (See “U.S. Government Securities.”)
FNMA: FNMA is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA uses its funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.
Each FNMA pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. government agency). The pools consist of one or more of the following types of loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.
FHLMC Securities: The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans, and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must be whole loans, participation interests in whole loans and undivided interests in whole loans or participation in another FHLMC security.
FHLMC issues certificates representing interests in mortgage loans. FHLMC guarantees, to each holder of a FHLMC certificate, timely payment of the amounts representing a holder’s proportionate share in: (i) interest payments, less servicing and guarantee fees; (ii) principal prepayments; and (iii) the ultimate collection of amounts representing the holder’s proportionate interest in principal payments on the mortgage loans in the pool represented by the FHLMC certificate, in each case whether or not such amounts are actually received. FHLMC securities are not backed by the full faith and credit of the United States; however, they generally are considered to present minimal credit risks.
GNMA Securities: GNMA is a wholly-owned corporate instrumentality of the U.S. government within the Department of Housing and Urban Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.
GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes; (v) mortgage loans on multifamily residential properties under construction; (vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower’s monthly payments during the early years of the mortgage loans (“buy down” mortgage loans); (viii) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes.
The principal and interest on GNMA pass-through securities are guaranteed by GNMA and backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, while FHLMC guarantees timely payment of interest and ultimate collection of principal, of its pass-through securities. FNMA and FHLMC securities are not backed by the full faith and credit of the United States; however, they are generally considered to present minimal credit risks. The yields provided by these mortgage-backed securities historically have exceeded the yields on other types of U.S. government securities with comparable maturities in large measure due to the risks associated with prepayment.
The average life of a GNMA certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA certificates. However, statistics published by the Federal Housing Administration (“FHA”) indicate that the average life of single family dwelling mortgages with 25- to 30 year maturities, the type of mortgages backing the vast majority of GNMA certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA certificates as 30 year mortgage backed securities that prepay fully in the 12th year.
The coupon rate of interest of GNMA certificates is lower than the interest rate paid on the Veterans Administration (“VA”) guaranteed or FHA insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA certificates. First, GNMA certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the portfolio would be reduced.
Collateralized Mortgage Obligations
A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC, or the FNMA, and their income streams.
CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of guaranteed pass through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct pass through of payments. CMOs are structured into multiple classes or “tranches,” each bearing a different date of maturity. Each class of a CMO is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the collateral pool may cause the various classes of a CMO to be retired substantially earlier than their stated maturities or final distribution dates. The principal of, and interest on, the collateral pool may be allocated among the several classes of a CMO in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to some of the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages.

CMOs are issued by entities that operate under order of the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the portfolio) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the portfolio may invest in securities issued by certain exempted issuers without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined “exempted issuers” as unmanaged, fixed asset issuers that: (i) invest primarily in mortgage backed securities; (ii) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (iii) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies.
Privately issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.
In a typical CMO transaction, a corporation (issuer) issues multiple portfolios (e.g., A, B, C, and Z) of CMO bonds. Proceeds of the CMO bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the CMO bonds. Principal and interest payments from the collateral are used to pay principal on the CMO bonds in the order A, B, C, and Z. The portfolio’s A, B, and C CMO bonds all bear current interest. Interest on the portfolio’s Z CMO bond is accrued and added to the principal; a like amount is paid as principal on the portfolio’s A, B, or C CMO bond currently being paid off. When the portfolio’s A, B, and C CMO bonds are paid in full, interest and principal on the portfolio’s Z CMO bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.
The portfolio considers GNMA-, FNMA-, and FHLMC-issued pass-through certificates, CMOs, and other mortgage-backed securities to be U.S. government securities for purposes of the portfolio’s investment policies.
Commercial Mortgage-Backed Securities
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities has developed more recently and, in terms of total outstanding principal amount of issues, is relatively small compared to the market for residential single family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.
Forward Roll Transactions
The portfolio may enter into “forward roll” transactions with respect to mortgage-backed securities (also referred to as “mortgage dollar rolls”). In this type of transaction, the portfolio sells a mortgage-backed security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold. Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the portfolio in excess of the yield on the securities that have been sold.
The portfolio will only enter into “covered” rolls. To assure its future payment of the purchase price, the portfolio will identify on its books liquid assets in an amount equal to the payment obligation under the roll.
These transactions have risks. During the period between the sale and the repurchase, the portfolio will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the portfolio sells may decline below the price at which the portfolio is obligated to repurchase securities.
Interest/Principal Only Stripped Mortgage-Backed Securities
SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&L associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.
SMBS are usually structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (IO class), while the other class will receive the entire principal (the “Principal-Only” or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories. The determination of whether a particular government-issued IO or PO backed by fixed rate mortgages is liquid is made by the adviser or sub-adviser under guidelines and standards established by the portfolio’s Board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.
Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to the portfolio’s limitations on investment in illiquid securities.
Privately-Issued Mortgage-Backed Securities
Mortgage-backed securities offered by private issuers include pass-through securities for pools of conventional residential mortgage loans; mortgage pay-through obligations and mortgage-backed bonds, which are considered to be obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and CMOs which are collateralized by mortgage-backed securities issued by GNMA, FNMA, FHLMC or by pools of conventional mortgages. The portfolio limits its investments in privately issued mortgage-backed securities to “mortgage related securities” within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.
The portfolio may invest in, among other things, “parallel pay” CMOs, PAC Bonds, and REMICs. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICS, which are known as “regular” interests, or “residual” interests. The portfolio will not invest in residual REMICs. Guaranteed REMIC pass through certificates (REMIC Certificates) issued by FNMA, FHLMC or GNMA represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or FNMA, FHLMC or GNMA guaranteed mortgage pass through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal, as payments are required to be made on the underlying mortgage participation certificates. FNMA REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by FNMA. GNMA REMIC Certificates are supported by the full faith and credit of the U.S. Treasury.
Parallel pay CMOs, as well as REMICs, are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.
Mortgage-backed securities created by private issuers generally offer a higher rate of interest (and greater credit and interest rate risk) than U.S. government and U.S. government mortgage-backed securities because they offer no direct or indirect government guarantees of payments. However, many issuers or servicers of mortgage-backed securities guarantee, or provide insurance for, timely payment of interest and principal on such securities. Privately-issued mortgage-backed securities will not be treated as constituting a single, separate industry.
These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of credit enhancement. These credit enhancements fall generally into two categories: (i) liquidity protection; and (ii) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies, or letters of credit through various means of structuring the transaction or through a combination of such approaches.
Subordinated Mortgage Securities
Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the portfolio may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof, prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.
The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.
In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.
Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index, or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.
Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest, is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full. The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.
A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.
A mortgage-backed security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancements protecting such senior holder are exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the portfolio of investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.
The portfolio’s adviser or sub-adviser will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The adviser and sub-advisers have developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The portfolio may seek opportunities to acquire subordinated residential mortgage securities where, in the view of the adviser or sub-adviser, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The portfolio’s adviser or sub-adviser may seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.
Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy, and with respect to losses due to the failure of a master service to comply with its obligations under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.
A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.
The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single-, multi-family, and mobile home park residential properties. The mortgage loans are originated by S&Ls, savings banks, commercial banks, or similar institutions and mortgage banking companies.

Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service’s duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.
The mortgage pool is administered by a master service who: (i) establishes requirements for each service; (ii) administers, supervises, and enforces the performance by the services of their duties and responsibilities under the servicing agreements; and (iii) maintains any primary insurance, standard hazard insurance, special hazard insurance, and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and may also be the service with respect to all, or a portion of, the mortgage loans contained in a trust fund for a series of certificates.
Municipal Securities
Municipal securities are debt obligations issued by state and local governments, municipalities, territories, and possessions of the United States, regional government authorities and their agencies and instrumentalities of states, and multi-state agencies or authorities. The interest on these securities is, in the opinion of bond counsel to the issuer at the time of issuance, exempt from federal income tax. From time to time, legislation restricting or limiting the federal income tax exemption for interest on municipal securities is introduced to Congress. Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.
In general, municipal securities are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities, including airports, bridges, housing, hospitals, mass transportation, schools, streets, water, and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.
The two principal classifications of municipal securities are “general obligation” securities and “revenue” securities. General obligation securities are obligations secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt instruments may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund, the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security; including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.
Under the Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Some longer-term municipal bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request, usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, the portfolio would hold the longer-term security, which could experience substantially more volatility.
Insured municipal debt involves scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the portfolio.
Risks of Investing in Municipal Bonds
Municipal bonds are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. The portfolio may purchase and sell portfolio investments to take advantage of changes or anticipated changes in yield relationships, markets, or economic conditions. The portfolio also may purchase municipal bonds due to changes in the adviser’s or sub-adviser’s evaluation of the issuer or cash needs resulting from redemption requests for portfolio shares. The secondary market for municipal bonds typically has been less liquid than that for taxable debt/fixed-income securities, and this may affect the portfolio’s ability to sell particular municipal bonds at then-current market prices, especially in periods when other investors are attempting to sell the same securities.
Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.
The portfolio may purchase custodial receipts representing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying municipal bonds. In a typical custodial receipt arrangement, an issuer or third party owner of municipal bonds deposits the bonds with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal bonds. In no event will the aggregate interest paid with respect to the two classes exceed the interest paid by the underlying municipal bond. Custodial receipts are sold in private placements. The value of a custodial receipt may fluctuate more than the value of a municipal bond of comparable quality and maturity.
Securities of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability to municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal bonds or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of the portfolio’s municipal bonds in the same manner.
Industrial Development Bonds and Pollution Control Bonds
These are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.
Moral Obligation Securities
Municipal securities may include “moral obligation” securities which are usually issued by special purpose public authorities. A moral obligation security is a type of state-issued municipal bond which is backed by a moral, not a legal obligation. If the issuer of a moral obligation security cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of the state or municipality that created the issuer.
Municipal Lease Obligations and Certificates of Participation
Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, they are ordinarily backed by the municipality’s covenant to budget for, appropriate and make the payment due under the lease obligation.
Certificates of participation are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although non-appropriation lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure, might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.
The portfolio may attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (i) rated A or better by at least one NRSRO; (ii) secured by payments from a governmental lessee which has actively traded debt obligations; (iii) determined by the portfolio’s adviser or sub-adviser to be critical to the lessee’s ability to deliver essential services; and (iv) contain legal features which the portfolio’s adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.
Short-Term Municipal Obligations
These securities include the following:
Tax anticipation notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due.
Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.
Bond anticipation notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.
Construction loan notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FNMA or GNMA.
Short-term discount notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

Structured Securities
Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the portfolio’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structure securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.
Rules governing the federal income tax aspects of commodity-linked structured securities are in a developing stage and are not entirely clear in certain respects, particularly in light of 2006 IRS revenue rulings that held that income from certain derivative contracts with respect to commodity index or individual commodities was not qualifying income for a RIC. The portfolio intends to limit its investments in commodity-liked structured securities in a manner designed to maintain its qualification as a RIC under the Code. However, these investment decisions involve judgment and the IRS may not agree with the determinations made by a portfolio. If the IRS does not agree, the status of a portfolio as a RIC might be jeopardized. The IRS has announced an internal review of its position with respect to the tax treatment of RICs that invest in commodity-related investments, and maintains a moratorium on the issuance of new private letter rulings to RICs with respect to these investments. Future developments in this area could necessitate a future change to a portfolio’s investment strategies.
Trust-Preferred Securities
Trust-preferred securities, also known as trust-issued securities, are securities that have the characteristics of both debt and equity instruments and are treated by the portfolio as debt investments. Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is wholly owned by a financial institution, usually a bank holding company. The financial institution creates the trust and will subsequently own the trust’s common securities, which represents 3% of the trust’s assets. The remaining 97% of the trust’s assets consists of trust-preferred securities, which are then sold to investors. The trust uses the sale proceeds to purchase a subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust will use the funds received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are higher than the dividends offered by the financial institution’s common stock. Additionally, the holders of the trust-preferred securities are senior to the common stockholders in the event the financial institution is liquidated. The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities may be treated by the financial institution as debt instruments for tax purposes (i.e., interest expense is tax deductible), and as equity securities for calculation of capital requirements.
In certain instances, this structure involves more than one financial institution and, accordingly more than one trust. In this pooled offering, a separate trust is created that issues securities to investors and uses the proceeds to purchase the trust-preferred securities issued by the trust subsidiaries of the participating financial institutions. Therefore, the trust-preferred securities held by the investors are backed by the trust- preferred securities issued by the trust subsidiaries.
In identifying the risks associated with trust-preferred securities, the portfolio’s adviser or sub-adviser evaluates the financial condition of the financial institution, as the trust typically has no business operations other than issuing the trust-preferred securities. If the financial institution is financially unsound and defaults on the interest payments to the trust, the trust will not be able to make dividend payments to the portfolio.
U.S. Government Securities
Investments in U.S. government securities include instruments issued by the U.S. government, its agencies or instrumentalities. Securities guaranteed by the U.S. government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as bills, notes, and bonds). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest and thus, they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full. They differ primarily in their interest rates, the lengths of their maturities, and the dates of their issuances.
In addition, U.S. government securities include securities issued by agencies or instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA, and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these agencies may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The portfolio generally will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

Obligations of the International Bank for Reconstruction and Development may be purchased. These obligations which, while technically not a U.S. government agency or instrumentality, have the right to borrow from the participating countries, including the United States.
The portfolio may also invest in U.S. Treasury obligations, which are obligations issued or guaranteed by U.S. government agencies. U.S. Treasury obligations include Treasury bills, Treasury notes, and Treasury bonds, and are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. Obligations issued or guaranteed by U.S. government agencies include direct obligations and mortgage-backed securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S. government, such as GNMA pass-through mortgage certificates; some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as FNMA bonds; while others are supported only by the credit of the entity that issued them, such as FHLMC obligations.
In September 2008, FNMA and FHLMC were each placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. government, with a stated purpose to preserve and conserve the FNMA’s and FHLMC’s assets and property and to put the FNMA and FHLMC in a sound and solvent condition. The U.S. Treasury initially pledged to provide up to $100 billion for each instrumentality as needed, in the event their liabilities exceeded their assets, and, on May 6, 2009, increased its maximum commitment for each instrumentality to $200 billion. On December 2009, the U.S. Treasury allowed the cap to increase as necessary to accommodate any cumulative reduction in Freddie Mac’s and Fannie Mae’s net worth until the end of 2012. When the unlimited support expired at the beginning of 2013, the U.S. Treasury capped support for Freddie Mac at $149 billion and support for Fannie Mae at $125 billion. On August 17, 2012, the U.S. Treasury stated that it would require all profits earned during a quarter that exceed a capital reserve of $3 billion to be transferred to the U.S. Treasury.
The purpose of these actions is to allow Freddie Mac and Fannie Mae to sustain a positive net worth of the FNMA and FHLMC to avoid triggering mandatory receivership. No assurance can be given that the purposes of the conservatorship and related actions under the authority of FHFA will be met or that the U.S. Treasury’s initiative will be successful.
On August 5, 2011, S&P lowered the long-term sovereign credit rating assigned to the United States to AA+ with a negative outlook. On August 8, 2011, S&P downgraded the long-term senior debt rating of Fannie Mae and Freddie Mac to AA+ with a negative outlook. The long-term impacts of the downgrades or the impacts of any future downgrade are unknown. However, the downgrades, and any future downgrades, could have a material adverse impact on global financial markets and worldwide economic conditions, and could negatively impact the portfolio.
Zero-Coupon Bonds, Deferred Interest Securities, and Pay-In-Kind (“PIK”) Bonds
Zero-coupon bonds and deferred interest securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are issued and traded at a discount from their face amounts or par value and pay interest only at maturity rather than at intervals during the life of the security. PIK bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and PIK bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.
The discount of zero-coupon bonds and PIK bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, PIK bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. The portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the portfolio’s distribution obligations.
The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. A PIK bond pays interest during the initial few years in additional bonds rather than in cash. Later the bond may pay cash interest. PIK bonds are typically callable at about the time they begin paying cash interest. The market prices of zero-coupon and deferred interest securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non zero-coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero-coupon securities to recognize income for tax purposes each year with respect to the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero-coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins.
A PIK bond is a debt obligation which provides that the issuer of the security may, at its option, pay interest or dividends on such security in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations that make regular payments of interest. The portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the portfolio’s distribution obligations.

The portfolio will be required to recognize as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the portfolio until the cash payment date or the securities mature. Under certain circumstances, the portfolio could also be required to include accrued market discount or capital gain with respect to its PIK bonds.
The risks associated with lower-rated debt instruments apply to these securities. Zero-coupon bonds and PIK bonds are also subject to the risk that in the event of a default, the portfolio may realize no return on its investment, because these securities do not pay cash interest.
FOREIGN/EMERGING MARKET EQUITY AND DEBT INVESTMENTS
Investments in foreign securities offer potential benefits not available in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.
Investments in securities of foreign issuers traded outside the United States involve certain risks not ordinarily associated with investments in securities of domestic issuers.
Although the portfolio will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions, and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the portfolio on these investments. However, these foreign withholding taxes are not expected to have a significant impact on the portfolio with an investment objective of long-term capital appreciation because, any income earned by the portfolio should be considered incidental.
The portfolio also may invest in corporate debt securities of foreign issuers (including preferred or preference stocks), certain foreign bank obligations (see “Bank Obligations”), and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations.
The portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require the portfolio to make distributions exceeding book income to qualify as a RIC for federal tax purposes.
Restrictions on Foreign Investments
Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the portfolio. For example, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the portfolio that invests in such countries. For example, the portfolio may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the portfolio. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which the portfolio may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the portfolio places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the portfolio of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to the portfolio’s ability to repatriate investment income, capital, or the proceeds of sales of securities by foreign investors. The portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the portfolio of any restrictions on investments. No more than 15% of the portfolio’s net assets may be comprised, in the aggregate, of assets that are: (i) subject to material legal restrictions on repatriation; or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the portfolio.
In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the portfolio’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. The provisions may restrict the portfolio’s investments in certain foreign banks and other financial institutions.

The risks of investing in foreign securities may be intensified for investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world reflecting the greater uncertainties of investing in less-established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.
Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the portfolio’s investment.
Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of the portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.
Risks of Investing in Foreign Securities
Investments in foreign securities involve certain inherent risks including the following:
Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign securities for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Therefore, unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies will adversely affect the value of the portfolio’s shares.
Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in U.S. markets and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where portfolio assets may be released prior to receipt of payment or securities, may expose the portfolio to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options, and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the portfolio’s positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.
Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods, imposition of taxes, currency restrictions, and exchange control regulations.

Taxes. The interest payable on, as well as any gain recognized from the sale or other disposition of certain of the portfolio’s foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the portfolio’s shareholders. A shareholder otherwise subject to U.S. federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the portfolio.
Costs. The expense ratio of the portfolio that invests in foreign securities is likely to be higher than those of a fund investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the United States and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the portfolio will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectuses, depending on the adviser’s or sub-adviser’s assessment of prevailing market, economic, and other conditions.
Securities traded in emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of emerging market countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur after investments in these currencies by the portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the portfolio’s investment.
Additional risks of investing in emerging market countries may include: currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and significantly smaller market capitalization of securities markets. Emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or delay in disposing of the portfolio security. Such a delay could result in possible liability to a purchaser of the security. Any change in the leadership or policies of Eastern European countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated.
European Union. European Union (“EU”) member countries that utilize the euro could abandon the euro and replace their currency through means that could include a return to their national currencies. It is possible that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment of the euro or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets could be adverse to the market values of various securities, currencies, and derivatives, and could create conditions of volatility and limited liquidity in various currency, securities, and other markets. The exit of any country out of the euro could have a destabilizing effect on that country and all eurozone countries and their economies, and could have an adverse effect on the global economy and on global markets. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency.
Depositary Receipts
Securities of foreign issuers may take the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), or other similar securities that represent interests in securities of foreign issuers (collectively, “Depositary Receipts”). These securities are typically dollar-denominated, although their market price may be subject to fluctuations of the foreign currencies in which the underlying securities are denominated.
An ADR is a receipt typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign security and is typically designed for U.S. investors. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Holders of unsponsored ADRs generally bear all the costs of the unsponsored facility. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The portfolio may invest in either type of ADR. Although the U.S.

investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the Depositary Receipts in the United States can reduce costs and delays as well as potential currency exchange and other difficulties. The portfolio may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate that settles at the portfolio’s custodian in five days. The portfolio may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are traded in foreign currency.
EDRs are similar to ADRs but may be listed and traded on a European exchange as well as in the United States. Typically, these securities are traded on the Luxembourg exchange in Europe. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are similar to EDRs although they may be held through foreign clearing agents such as Euroclear Bank and other foreign depositories.
Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities. Non-voting depositary receipts evidence non-voting equity interests in a foreign issuer.
Eurodollar and Yankee Dollar Instruments
Eurodollar instruments are debt instruments that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries.
Yankee dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers and may carry the same risks as investing in foreign securities.
Eurodollar Convertible Securities
Eurodollar convertible securities are debt instruments of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar convertible securities are payable in U.S. dollars outside of the United States. The portfolio may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange (“NYSE”) or the AMEX, or that are convertible into publicly traded common stocks of U.S. companies. The portfolio may also invest in Eurodollar convertible securities that are convertible into foreign equity securities, which are not listed, or represented by ADRs listed, on such exchanges.
Foreign Bank Obligations
Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted that might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.
Foreign Currency Transactions
Foreign currency transactions involve buying and selling securities denominated in currencies other than the U.S. dollar, and receive interest, dividends, and sale proceeds in other currencies. The portfolio may enter into foreign currency exchange transactions to convert foreign currencies to and from the U.S. dollar. The portfolio may enter into foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell the foreign currencies.
Foreign Debt Securities
Foreign debt securities represent debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank), and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs. These debt obligations may be bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, PIK bonds, and zero-coupon bonds.
In determining whether to invest in debt obligations of foreign issuers, the portfolio will consider the relative yields of foreign and domestic debt instruments, the economies of foreign countries, the condition of such countries’ financial markets, the interest rate climate of such countries, and the relationship of such countries’ currency to the U.S. dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status, and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the portfolio having previously distributed more income in a particular period than was available from investment income which could result in a return of capital to shareholders. The portfolio’s portfolio of foreign securities may include those of a number of foreign countries or, depending upon market conditions, those of a single country.
Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer generally does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (“1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration, or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.
Securities traded in certain emerging market countries, including the emerging market countries in Eastern Europe, may be subject to risks in addition to risks typically posed by international investing due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries previously expropriated a large amount of property, the claims on which have not been entirely settled. There can be no assurance that the portfolio’s investments in Eastern Europe will not also be expropriated, nationalized or otherwise confiscated. Although a portion of the portfolio’s investment income may be received or realized in foreign currencies, the portfolio would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.
The portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Trust’s income distributions to constitute returns of capital for tax purposes or require the portfolio to make distributions exceeding book income to qualify as a RIC for federal tax purposes.
Foreign Mortgage-Backed Securities
Foreign mortgage-backed securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (such as Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-backed securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, prepayment experience, and maturities of loans.
Sovereign Debt Securities/Brady Bonds
Sovereign debt securities are issued by governments of foreign countries. The sovereign debt securities in which the portfolio may invest may be rated below investment-grade. These securities usually offer higher yields than higher-rated securities but are also subject to greater risk than higher-rated securities.
Brady Bonds represent a type of sovereign debt. These obligations were created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (“Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including: Argentina, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Mexico, Morocco, Niger, Nigeria, the Philippines, Poland, and Uruguay, and may be issued by other emerging countries. Beginning in the early 2000s, certain countries began retiring their Brady Bonds, including Brazil, Colombia, Mexico, the Philippines, and Venezuela.
Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter (“OTC”) secondary market. Brady Bonds are not considered to be U.S. government securities and are considered to be speculative. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.
Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the “residual risk”).
Risks of Investing In Sovereign Debt/Brady Bonds
Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend upon expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the portfolio) may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the portfolio or its investors.
The portfolio’s investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the portfolio’s income distributions to constitute returns of capital for tax purposes or require the portfolio to make distributions exceeding book income to qualify as a RIC for federal tax purposes.
Sovereign debt issued or guaranteed by emerging market governmental entities, and corporate issuers in which the portfolio may invest, potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high-yield bonds) and subject to many of the same risks as such securities. The portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts in the jurisdiction in which the defaulting party itself operates, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country.
The issuers of the government debt securities in which the portfolio may invest may experience substantial difficulties in servicing their external debt obligations, which may lead to defaults on certain obligations. In the event of default, holders of sovereign debt may be requested to participate in the rescheduling of sovereign debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of foreign government debt obligations in the event of default under their commercial bank loan agreements. Further, in the event of a default by a governmental entity, the portfolio may have few or no effective legal remedies for collecting on such debt.
Brady Bonds involve various risk factors including residual risk and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. There can be no assurance that Brady Bonds in which the portfolio may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the portfolio to suffer a loss of interest or principal on any of its holdings.
Supranational Agencies
Securities of supranational agencies are not considered to be government securities and are not supported directly or indirectly by the U.S. government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Union, which is an organization of European countries engaged in cooperative economic activities; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.
DERIVATIVE INSTRUMENTS
A derivative is a financial instrument whose value is dependent upon the value of an underlying asset or assets. These underlying assets may include commodities, stocks, bonds, interest rates, currency exchange rates, or related indices. Types of derivatives include forward currency contracts, futures contracts, options, swaps, and warrants. Derivative instruments may be used for a variety of reasons including enhancing returns, hedging against certain market risks, or providing a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the portfolio to invest than “traditional” securities would.
Transactions in derivative instruments may include:
•	the purchase and writing of options on securities (including index options) and options on foreign currencies;
•	the purchase and sale of futures contracts based on financial, interest rate, and securities indices, equity securities, or debt instruments; and
•	entering into forward contracts, swaps, and swap related products, such as equity index, interest rate, or currency swaps, credit default swaps (long and short), and related caps, collars, floors, and swaps.
Some derivatives may be used for “hedging,” meaning that they may be used when the adviser or sub-adviser seeks to protect the portfolio’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations, and other market factors. Derivatives may also be used when the adviser or sub-adviser seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond, or segment of the market in a more efficient or less expensive way; modify the characteristics of the portfolio’s portfolio investments; and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the adviser’s or sub-adviser’s ability to predict and understand relevant market movements.
Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the portfolio to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the portfolio can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.
Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as OTC derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency, which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees OTC derivatives. Therefore, each party to an OTC derivative bears the risk that the counterparty will default. Accordingly, the portfolio will consider the creditworthiness of counterparties to OTC derivatives in the same manner, as they would review the credit quality of a security to be purchased by the portfolio. OTC derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.
The value of some derivative instruments in which the portfolio invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the portfolio, the ability of the portfolio to successfully utilize these instruments may depend in part upon the ability of the portfolio’s adviser or sub-adviser to forecast interest rates and other economic factors correctly. If the adviser or sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the portfolio could be exposed to the risk of loss.
The portfolio might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the portfolio’s adviser or sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the portfolio, the portfolio might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to: (i) the possible inability of the portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable; (ii) the possible need to sell a portfolio security at a disadvantageous time because the portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments; and (iii) the possible inability of the portfolio to close out or to liquidate its derivatives positions. In addition, the portfolio’s use of such instruments may cause the portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.
The success of transactions in derivative instruments depends on the portfolio’s adviser’s or sub-adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes the portfolio to additional investment risks and transaction costs. If the portfolio’s adviser or sub-adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the portfolio’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. The portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.
The portfolio may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity, or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the portfolio’s adviser or sub-adviser’s judgment about fluctuations in securities prices, interest rates, or currency prices proves incorrect, or the strategy does not correlate well with the portfolio’s investments, the use of derivatives could result in a loss to the portfolio and may, in turn, increase the portfolio’s volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.
The portfolio has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO. There can be no assurance that the use of derivative instruments will benefit the portfolio.
In February 2012, the Commodity Futures Trading Commission (“CFTC”) adopted regulatory changes that may impact the portfolio by subjecting the portfolio’s Adviser or Sub-Adviser to registration with the CFTC as a CPO or commodity trading advisor (“CTA”) of the portfolio unless the portfolio is able to comply with certain trading and marketing limitations on its investments in futures, many over-the-counter derivatives, and certain other instruments. A related CFTC proposal to harmonize applicable CFTC and SEC regulations could, if adopted, mitigate certain disclosure and operational burdens where CPO registration is required for an adviser. Compliance with these additional registration and regulatory requirements may increase portfolio expenses. In August 2013, the CFTC adopted final regulations designed to harmonize obligations of CPOs under CFTC Part 4 Regulations. The final regulations potentially mitigate certain disclosure and operational burdens if CPO registration were required for a fund’s adviser.
Forwards, Futures, and Options

A forward contract obliges its purchaser to buy a given amount of a specified asset at some stated time in the future at the forward price. Similarly, the seller of the contract is obliged to deliver the asset at the forward price. Forward contracts are not traded on exchanges. They are OTC contracts.
Futures contracts are created and traded on organized futures exchanges. Contracts are highly standardized in terms of the amount and type of the underlying asset involved and the available dates in which it can be delivered. The exchanges themselves provide assurances that contracts will be honored through clearinghouses.
An option is a derivative security that gives the buyer (holder) the right, but not the obligation, to buy or sell a specified quantity of a specified asset within a specified time period. An option contract differs from the futures contract in that the option contract gives the buyer the price, but not the obligation, to purchase or sell a security at a later date at the specified price.
Risks of Investing with Forwards, Futures, and Options
The portfolio’s abilities effectively to hedge all or a portion of its portfolio through transactions in options, futures contracts, options on futures contracts, forward contracts and options on foreign currencies depend on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the portfolio’s securities. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on debt instruments, the portfolio securities that are being hedged may not be the same type of obligation underlying such contract. The use of forward contracts for cross-hedging purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the portfolio bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.
For example, if the portfolio purchases a put option on an index and the index decreases less than the value of the hedged securities, the portfolio would experience a loss that is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or futures contract in which the portfolio has a position and the portfolio securities the portfolio is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, the portfolio may enter into transactions in forward contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such forwards. In such instances, the portfolio will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged.
It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where the portfolio enters into transactions in options or futures on narrow-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the portfolio’s portfolio or the intended acquisitions being hedged.
The trading of futures contracts, options and forward contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets, such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and forward contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of contracts.
The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
Further, with respect to options on securities, options on stock indices, options on currencies and options on futures contracts, the portfolio is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by the portfolio in connection with such transactions.
In selling a covered call option on a security, index or futures contract, the portfolio also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where the portfolio sells a call option on a stock index and segregates securities, such securities may not match the composition of the index, and the portfolio may not be fully covered. As a result, the portfolio could be subject to risk of loss in the event of adverse market movements.
The selling of options on securities, options on stock indices or options on futures contracts constitutes only a partial hedge against fluctuations in value of the portfolio’s holdings. When the portfolio sells an option, it will receive premium income in return for the holder’s purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the portfolio will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the portfolio’s portfolio holdings or any increase in the cost of the instruments to be acquired.

When the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the portfolio will incur a loss which may only be partially offset by the amount of the premium it received. Moreover, by selling an option, the portfolio may be required to forgo the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired.
In the event of the occurrence of any of the foregoing adverse market events, the portfolio’s overall return may be lower than if it had not engaged in the hedging transactions.
It should also be noted that the portfolio may enter into transactions in options (except for options on foreign currencies), futures contracts, options on futures contracts and forward contracts not only for hedging purposes, but also for non-hedging purposes intended to increase portfolio returns. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. The portfolio will only sell covered options, such that liquid securities with an aggregate value equal to an amount necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by the portfolio may not fully protect it against risk of loss and, in any event, the portfolio could suffer losses on the option position, which might not be offset by corresponding portfolio gains.
The portfolio also may enter into transactions in futures contracts, options on futures contracts and forward contracts for other than hedging purposes, which could expose the portfolio to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated. In this regard, the foreign currency may be extremely volatile from time to time, as discussed in the Prospectuses and in this SAI, and the use of such transactions for non-hedging purposes could therefore involve significant risk of loss.
With respect to entering into straddles on securities, the portfolio incurs the risk that the price of the underlying security will not remain stable, that one of the options sold will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing the portfolio with two simultaneous premiums on the same security, but involve additional risk since the portfolio may have an option exercised against it regardless of whether the price of the security increases or decreases.
Risk of a Potential Lack of a Liquid Secondary Market - Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the portfolio will enter into options or futures positions only if there appears to be a liquid secondary market therefore, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by the portfolio, and the portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the portfolio has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the portfolio’s ability effectively to hedge its portfolio, and could result in trading losses.
The liquidity of a secondary market in the futures contract or option thereon may be adversely affected by “daily price fluctuation limits,” established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved the daily limit on a number of consecutive trading days.
The trading of futures contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
Margin - Because of low initial margin deposits made upon the opening of a futures or forward position and the selling of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where the portfolio enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the portfolio or decreases in the prices of securities or other assets the portfolio intends to acquire. Where the portfolio enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the portfolio to greater risk.
Trading and Position Limits - The exchanges on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various boards of trade have established limits referred to as “speculative position limits” on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The adviser or sub-adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolio of the portfolio.

Risks of Options on Futures Contracts - The amount of risk the portfolio assumes when it purchases an option on a futures contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying futures contract subject to the risks of the availability of a liquid offset market described herein. The seller of an option on a futures contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price underlying security, index, currency or futures contracts.
Risks of Transactions Related to Foreign Currencies and Transactions Not Conducted on U.S. Exchanges - Transactions in forward contracts on foreign currencies, as well as futures and options on foreign currencies and transactions executed on foreign exchanges, are subject to all of the correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the portfolio. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.
Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which the portfolio makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options markets until the following day, thereby making it more difficult for the portfolio to respond to such events in a timely manner.
Settlements of exercises of over the counter forward contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes, or other charges.
Unlike many transactions entered into by the portfolio in futures contracts and exchange-traded options, options on foreign currencies, forward contracts and OTC options on securities are not traded on markets regulated by the CFTC or the SEC (with the exception of certain foreign currency options). To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over the counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option seller and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.
In addition, OTC transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the portfolio’s position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of OTC contracts, and the portfolio could be required to retain options purchased or sold, or forward contracts entered into, until exercise, expiration, or maturity. This in turn could limit the portfolio’s ability to profit from open positions or to reduce losses experienced, and could result in greater losses.
Further, OTC transactions are not subject to the guarantee of an exchange clearinghouse, and the portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the portfolio’s ability to enter into desired hedging transactions. The portfolio will enter into an OTC transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser or sub-adviser.
Options on securities, options on stock indices, futures contracts, options on futures contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of OTC trading may be present in connection with such transactions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (“OCC”), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over the counter market, potentially permitting the portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.
The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.
Forward Foreign Currency Exchange Contracts
The portfolio that invests in foreign securities may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, and therefore the portfolio may enter into forward foreign currency exchange contracts to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar.
Forward contracts for foreign currency (forward foreign currency exchange contracts) obligate the seller to deliver and the purchaser to take a specific amount of a specified foreign currency at a future date at a price set at the time of the contract. These contracts are generally traded in the interbank market conducted directly between currency traders and their customers.
These contracts may be used for hedging to attempt to minimize the risk to the portfolio from adverse changes in the relationship between the U.S. dollar and foreign currencies.
The portfolio may enter into a forward foreign currency exchange contract in order to “lock in” the U.S. dollar price of a security denominated in a foreign currency, which it has purchased or sold but which has not yet settled (a transaction hedge); or to lock in the value of an existing portfolio security (a position hedge); or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency. Forward foreign currency exchange contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to futures. The portfolio may also enter into a forward foreign currency exchange contract to sell a foreign currency that differs from the currency in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward foreign exchange contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as “cross hedging.” The success of cross hedging is dependent on many factors, including the ability of the adviser or sub-adviser to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the portfolio may experience losses or gains on both the underlying security and the cross currency hedge.
Forward foreign currency exchange contracts may be used to protect against uncertainty in the level of future exchange rates. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the underlying securities the portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.
The precise matching of the forward foreign currency exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the forward contract is entered into and the date it is sold. Accordingly, it may be necessary for the portfolio to purchase additional foreign currency on the spot market (i.e., cash) (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward foreign currency exchange contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the portfolio to sustain losses on these contracts and transactions costs.
At or before the maturity of a forward foreign currency exchange contract requiring the portfolio to sell a currency, the portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the portfolio may close out a forward foreign currency exchange contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The portfolio would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate(s) between the currencies involved moved between the execution dates of the first contract and the offsetting contract.
The cost of engaging in forward foreign currency exchange contracts varies with factors such as currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward contract.
Although the portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. The portfolio may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.

If a hedging transaction in forward contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, the portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the portfolio’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.
Alternatively, when the adviser or sub-adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward foreign currency exchange contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the portfolio’s securities denominated in, or exposed, to such foreign currency. The precise matching of the forward foreign currency exchange contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward foreign currency exchange contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain.
The portfolio will also enter into transactions in forward foreign currency exchange contracts for other than hedging purposes, which present greater profit potential but also involve increased risk. For example, the portfolio may purchase a given foreign currency through a forward foreign currency exchange contract if, in the judgment of the adviser or sub-adviser, the value of such currency is expected to rise relative to the U.S. dollar. Conversely, the portfolio may sell the currency through a forward foreign currency exchange contract if the adviser or sub-adviser believes that its value will decline relative to the dollar.
The portfolio will profit if the anticipated movements in foreign currency exchange rates occur which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the portfolio may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative and could involve significant risk of loss.
The portfolio has established procedures consistent with statements by the SEC and its staff regarding the use of forward foreign currency exchange contracts by registered investment companies, which require the use of segregated assets or “cover” in connection with the purchase and sale of such contracts. In those instances in which the portfolio satisfies this requirement through segregation of assets, it will maintain, in a segregated account (or earmark on its records) cash, cash equivalents or other liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under forward foreign currency exchange contracts. While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward foreign currency exchange contracts. In such event the portfolio’s ability to utilize forward foreign currency exchange contracts in the manner set forth above may be restricted.
The portfolio may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the adviser or sub-adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate. The portfolio may also hold foreign currency in anticipation of purchasing foreign securities. Currency positions are not considered to be an investment in a foreign government for industry concentration purposes.
The cost of engaging in forward exchange contracts varies with factors such as currencies involved, the length of the contract period and the market conditions then prevailing. Because forward foreign currency exchange contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the adviser or sub-adviser must evaluate the credit and performance risk of each particular counterparty under a forward foreign currency exchange contract.
Although the portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The portfolio may convert foreign currency from time to time. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the portfolio at one rate, while offering a lesser rate of exchange should the portfolio desire to resell that currency to the dealer.
If a hedging transaction in forward foreign currency exchange contracts is successful, the decline in the value of portfolio securities or other assets or the increase in the cost of securities or other assets to be acquired may be offset, at least in part, by profits on the forward contract. Nevertheless, by entering into such forward contracts, the portfolio may be required to forgo all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. The portfolio will usually seek to close out positions in such contracts by entering into offsetting transactions, which will serve to fix the portfolio’s profit or loss based upon the value of the contracts at the time the offsetting transaction is executed.
Futures Contracts
The portfolio may enter into futures contracts, including futures contracts related to stock indices and interest rates among others. Purchases or sales of futures contracts for hedging purposes may be used to attempt to protect the portfolio’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield (“speculation”).
A futures contract is an exchange-traded agreement providing for the purchase and sale of a specified type and amount of a financial instrument or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of cash settled futures contracts, the difference between the price at which the contract was entered into and the contract’s closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts generally call for settlement only on a certain date and cannot be “exercised” at any other time during their term.
The purchase or sale of a futures contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the futures commission merchant as “initial margin.” Subsequent payments to and from the broker, referred to as “variation margin,” are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contract more or less valuable—a process known as “marking to the market.”
Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is achieved by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date. There can be no assurance, however, that the portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the portfolio is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.
The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the portfolio relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contracts.
When using futures contracts as a hedging technique, at best the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends (as well as expenses associated with creating the hedge). If the values of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the portfolio might not be successful and the portfolio could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there are may be a negative correlation between the security underlying a futures or option contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the portfolio’s overall return could be less than if the hedging transactions had not been undertaken.
Investments in futures contracts on debt instruments involve the risk that if the portfolio’s adviser’s or sub-adviser’s judgment concerning the general direction of interest rates is incorrect, the portfolio’s overall performance may be poorer than if it had not entered into any such contract. For example, if the portfolio has been hedged against the possibility that an increase in interest rates would adversely affect the price of bonds held in its portfolio, and interest rates decrease instead, the portfolio will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the portfolio has insufficient cash, it may have to sell bonds from its portfolio to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be at increased prices, which reflect the rising market.
Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also now in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.
Sales of futures contracts that are intended to hedge against a change in the value of securities held by the portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss of such securities upon disposition.
An “initial margin” is the amount of funds that must be deposited with a futures commission merchant in order to initiate futures trading and to maintain open positions in the portfolio’s futures contracts. Such deposit is intended to assure the portfolio’s performance under the futures contract. The initial margin required for a particular futures contract is set by the exchange on which the contract is traded and the futures commission merchant, and may be significantly modified from time to time by the exchange during the term of the contract.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the portfolio. These daily payments to and from the portfolio are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily NAVs, the portfolio marks-to-market the current value of its open futures contracts. The payment or receipt of the variation margin does not represent a borrowing or loan by the portfolio but is settlement between the portfolio and the broker of the amount one would owe the other if the futures contract expired.
When the portfolio buys or sells a futures contract, unless it already owns an offsetting position, it will maintain, in a segregated account held by the custodian or a futures commodities merchant, cash and/or liquid securities having an aggregate value at least equal to the full market value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.
Policies on the Use of Futures and Options on Futures
The portfolio may engage in futures and related options transactions for bona fide hedging or to seek to increase total return as permitted by CFTC regulations, which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators.
The staff of the SEC has taken the position that over-the-counter options and assets used to cover sold OTC options are illiquid and, therefore, together with other illiquid securities held by the portfolio, cannot exceed 15% of the portfolio’s assets (the “SEC illiquidity ceiling”). Although the portfolio’s adviser or sub-adviser may disagree with this position, the portfolio’s adviser or sub-adviser intends to limit the portfolio’s selling of OTC options in accordance with the following procedure. Also, the contracts the portfolio has in place with such primary dealers provide that the portfolio has the absolute right to repurchase an option it sells at a maximum price to be calculated by a pre-determined formula. The portfolio will treat all or a portion of the formula as illiquid for purposes of the SEC illiquidity ceiling test. The portfolio may also sell OTC options with non-primary dealers, including foreign dealers (where applicable), and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling test.
Limitations on Futures and Options on Futures
When purchasing a futures contract, the portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the portfolio similarly will maintain with its custodian cash and/or liquid securities (including any margin) equal to the amount such option is “in-the-money” until the option expires or is closed out by the portfolio. A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price.
When writing a call option on a futures contract, the portfolio will maintain with its custodian (or earmark on its records) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the portfolio.
Risks Associated with Futures and Options on Futures
The value of a futures contract may decline. While the portfolio’s transactions in futures may protect the portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the portfolio’s securities being hedged. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the portfolio’s return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
There can be no assurance that a liquid market will exist at a time when the portfolio seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the portfolio from liquidating an unfavorable position and the portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.
The portfolio will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade or, in the case of futures options, for which an established OTC market exists. Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. However, foreign markets may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations, and the rules of the National Futures Association (“NFA”) and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on U.S. futures exchanges. The portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade, and those that are not.
The Trust reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.
There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger’s opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause the portfolio to incur additional brokerage commissions and may cause an increase in the portfolio’s portfolio turnover rate. The successful use of futures contracts and related options also depends on the ability of the adviser or sub-adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by the portfolio or such prices move in a direction opposite to that anticipated the portfolio may realize a loss on the hedging transaction that is not offset by an increase in the value of its portfolio securities. As a result, the return of the portfolio for the period may be less than if it had not engaged in the hedging transaction.
Foreign Futures Contracts and Foreign Options
Participation in foreign futures contracts and foreign options transactions involves the execution and clearing of trades on, or subject to, the rules of a foreign board of trade. Neither the CFTC, the NFA, nor any domestic exchange regulates activities of any foreign boards of trade including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign laws. Generally, the foreign transaction will be governed by applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures contracts or foreign options transaction occurs. Investors that trade foreign futures contracts or foreign options contracts may not be afforded certain of the protective measures provided by domestic exchanges, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA. In particular, funds received from customers for foreign futures contracts or foreign options transactions may not be provided the same protections as funds received for transactions on a U.S. futures exchange. The price of any foreign futures contracts or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.
Interest Rate Futures Contracts
An interest rate futures contract obligates the seller of the contract to deliver and the purchaser to take delivery of the interest rate securities called for in the contract at a specified future time and at a specified price. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks so included.
The portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. In a hedging strategy the portfolio might employ, the portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt instruments but wishes to defer its purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the portfolio to earn the income on a short-term security while at the same time minimizing the effect of all, or part, of an increase in the market price of the long-term debt security, that the portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the portfolio or avoided by taking delivery of the debt instruments under the futures contract.
The portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security that would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the portfolio would be substantially offset by the ability of the portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.
Stock Index Futures Contracts
The portfolio may enter into stock index futures contracts, including futures contracts related to stock indices and interest rates among others. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Purchases or sales of stock index futures contracts for hedging purposes may be used to attempt to protect the portfolio’s current or intended stock investments from broad fluctuations in stock prices, to act as a substitute for an underlying investment, or to enhance yield.
A stock index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

A “stock index” assigns relative values to the common stocks included in an index (for example, the S&P 500® Index or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.
Purchases or sales of stock index futures contracts are used to attempt to protect the portfolio’s current or intended stock investments from broad fluctuations in stock prices. For example, the portfolio may sell stock index futures contracts in anticipation of, or during a market decline to attempt to offset the decrease in market value of the portfolio’s portfolio securities that might otherwise result if such decline occurs, because the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the portfolio is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the portfolio intends to purchase. As such purchases are made, the corresponding position in stock index futures contracts will be closed out. In a substantial majority of these transactions, the portfolio will purchase such securities upon termination of the futures position, but under usual market conditions, a long futures position may be terminated without a related purchase of securities.
To the extent that changes in the value of the portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index (“short hedge”) would substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:
•	when a sale of portfolio securities at that time would appear to be disadvantageous in the long term because such liquidation would:
(a)	forego possible price appreciation;
(b)	create a situation in which the securities would be difficult to repurchase; or
(c)	create substantial brokerage commissions.
•	when a liquidation of the portfolio has commenced or is contemplated, but there is, in the adviser’s or sub-adviser’s determination, a substantial risk of a major price decline before liquidation can be completed; or
•	to close out stock index futures purchase transactions.
Where the portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract (“long hedge”) affords a hedge against not participating in such advance at a time when the portfolio is not fully invested. Stock index futures might also be purchased:
•	if the portfolio is attempting to purchase equity positions in issues which it had, or was having, difficulty purchasing at prices considered by the adviser or sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the portfolio; or
•	to close out stock index futures sales transactions.
Options on Futures Contracts
The portfolio may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by the portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.
An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.
The portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which the portfolio would use put and call options on debt instruments, as described hereafter in “Options on Securities and Securities Indices:”
•	if the portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by its adviser or sub-adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the portfolio; or
•	to close out stock index futures sales transactions.
As long as required by regulatory authorities, the portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading “Limitations” in this section.

For example, the portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the portfolio’s securities or the price of the securities that the portfolio intends to purchase. The portfolio’s hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce the portfolio’s exposure to interest rate fluctuations, the portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.
The portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by the portfolio.
Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the portfolio realizes a capital gain, or if it is more, the portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the portfolio realizes a capital gain, or if it is less, the portfolio realizes a capital loss. The transaction costs must also be included in these calculations.
The portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.
Options on futures contracts that are sold or purchased by the portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over the counter or on an electronic trading facility.
The portfolio may sell call options on futures contracts only if it also: (i) purchases the underlying futures contract; (ii) owns the instrument, or instruments included in the index, underlying the futures contract; or (iii) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held is equal to or less than the exercise price of the call sold; or is greater than the exercise price of the call sold if the difference is maintained by the portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). The portfolio may sell put options on futures contracts only if it also: (i) sells the underlying futures contract; (ii) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract; or (iii) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the portfolio in liquid securities in a segregated account with it its custodian (or earmarked on its records). Upon the exercise of a call option on a futures contract sold by the portfolio, the portfolio will be required to sell the underlying futures contract which, if the portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the portfolio is exercised, the portfolio will be required to purchase the underlying futures contract which, if the portfolio has covered its obligation through the sale of such contract, will close out its futures position.
The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the portfolio will retain the full amount of the option premium, less related transaction costs, which provide a partial hedge against any decline that may have occurred in the portfolio’s holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the portfolio intends to purchase. If a put or call option the portfolio has sold is exercised, the portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the portfolio’s losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.
A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.
Options
The portfolio may purchase and sell put and call options on fixed-income or other securities or indices in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)
The portfolio may purchase these securities for the purpose of increasing its return on such securities and/or to protect the value of its portfolio. The portfolio may also write combinations of put and call options on the same security, known as “straddles.” Such transactions can generate additional premium income but also present increased risk. The portfolio may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that the portfolio wants to purchase at a later date. The portfolio may sell call and put options only if it takes certain steps to cover such options or segregates assets, in accordance with regulatory requirements, as described below.
A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of the adviser or sub-adviser.
In the case of a call option on a security, the option is “covered” if the portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the portfolio’s adviser or sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the portfolio. For a call option on an index, the option is covered if the portfolio maintains with its custodian assets determined to be liquid by the adviser or sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the portfolio holds a call on the same security or index as the call written where the exercise price of the call held is: (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written, provided the difference is maintained by the portfolio in segregated assets determined to be liquid by the adviser or sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is “covered” if the portfolio segregates assets determined to be liquid the adviser or sub-adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the portfolio holds a put on the same security or index as the put written where the exercise price of the put held is: (i) equal to or greater than the exercise price of the put written; or (ii) less than the exercise price of the put written, provided the difference is maintained by the portfolio in segregated assets determined to be liquid by the portfolio’s adviser or sub-adviser in accordance with procedures established by the Board.
Effecting a closing transaction in the case of a sold call option will permit the portfolio to sell another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a sold put option will permit the portfolio to sell another put option to the extent that the exercise price thereof is secured by liquid securities in a segregated account (or earmarked on its records). Such transactions permit the portfolio to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, completing a closing transaction will permit the cash or proceeds from the concurrent sale of any subject to the option to be used for other investments of the portfolio, provided that another option on such security is not sold.
The portfolio will realize a profit from a closing transaction if the premium paid in connection with the closing of an option sold by the portfolio is less than the premium received from selling the option, or if the premium received in connection with the closing of an option by the portfolio is more than the premium paid for the original purchase. Conversely, the portfolio will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously sold by the portfolio is likely to be offset in whole or in part by appreciation of the underlying security owned by the portfolio.
If an option written by the portfolio expires unexercised, the portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the portfolio expires unexercised, the portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the portfolio desires.
The portfolio may sell options in connection with buy-and-write transactions; that is, the portfolio may purchase a security and then sell a call option against that security. The exercise price of the call the portfolio determines to sell will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below (“in-the-money”), equal to (“at-the-money”), or above (“out-of-the-money”) the current value of the underlying security at the time the option is sold. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from selling the call option plus the appreciation in the market price of the underlying security, up to the exercise price, will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the portfolio’s maximum gain will be the premium received by it for selling the option, adjusted upwards or downwards by the difference between the portfolio’s purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.
The selling of put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the portfolio’s gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the portfolio may elect to close the position or retain the option until it is exercised, at which time the portfolio will be required to take delivery of the security at the exercise price; the portfolio’s return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by the portfolio in the same market environments that call options are used in equivalent buy-and-write transactions.
By selling a call option, the portfolio limits its opportunity to profit from any increase in the market value of the underlying security, above the exercise price of the option. By selling a put option, the portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price above its then current market value, resulting in a capital loss unless the security subsequently appreciates in value. The selling of options on securities will not be undertaken by the portfolio solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are sold for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.
The portfolio may purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit the portfolio to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, the portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.
The portfolio may purchase call options to hedge against an increase in the price of securities that the portfolio anticipates purchasing in the future. If such increase occurs, the call option will permit the portfolio to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the portfolio.
In certain instances, the portfolio may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as “reset” options or “adjustable strike” options, grant the purchaser the right to purchase (in the case of a “call”), or sell (in the case of a “put”), a specified type and series of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a “reset” option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a “reset” option, at the time of exercise, may be less advantageous to the portfolio than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the portfolio assumes the risk that: (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying U.S. Treasury security over the term of the option and adjustments made to the strike price of the option; and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.
The portfolio will not write call options on when-issued securities. The portfolio purchases call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.
So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.
When writing a call option, in return for the premium, the writer gives up the opportunity to profit from the price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. If a call option expires unexercised, the writer will realize a gain in the amount of the premium; however, such a gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the writer would realize a gain or loss from the transaction depending on what it received from the call and what it paid for the underlying security.
An option on an index (or a particular security) is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option cash equal to the difference between the closing price of the index (or security) and the exercise price of the option, expressed in dollars, times a specified multiple (the multiplier).
The portfolio may write calls on and futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the portfolio’s obligation might be more or less than the premium received when it originally wrote the option. Further, the portfolio might occasionally not be able to close the option because of insufficient activity in the options market.
In the case of a put option, as long as the obligation of the put writer continues, it may be assigned an exercise notice by the broker-dealer through which such option was sold, requiring the writer to take delivery of the underlying security against payment of the exercise price. A writer has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the expiration date. This obligation terminates earlier if the writer effects a closing purchase transaction by purchasing a put of the same series as that previously sold.
If a put option is sold by the portfolio, the portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. However, if the put is exercised, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.
The purchase of put options may be used to protect the portfolio’s holdings in an underlying security against a substantial decline in market value. Such protection, of course, only provided during the life of the put option when the portfolio, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. By using put options in this manner, the portfolio will reduce any profit it might otherwise have realized in its underlying security by the premium paid for the put option and by transaction costs. The purchase of put options also may be used by the portfolio when it does not hold the underlying security.
The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that portfolio. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that portfolio. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option.
Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the portfolio to write another call option, or purchase another call option, on the underlying security with either a different exercise price or expiration date or both. If the portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the date of the security. There is, of course, no assurance that the portfolio will be able to effect a closing transaction at a favorable price. If the portfolio cannot either enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.
Risks Associated with Investing in Options
There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve the objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class of series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
If trading were suspended in an option purchased by the portfolio, the portfolio would not be able to close out the option. If restrictions on exercise were imposed, the portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the portfolio is covered by an option on the same index purchased by the portfolio, movements in the index may result in a loss to the portfolio; however, such losses may be mitigated by changes in the value of the portfolio’s securities during the period the option was outstanding. The extent to which the portfolio may enter into options transactions may be limited by the Code requirements for qualification of the portfolio as a “RIC. (See “Tax Considerations.”)
In addition, foreign option exchanges do not afford to participants many of the protections available in U.S. option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the portfolio as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. (See “OTC Options.”)
Covered Call Options
In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.
In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, the portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.
The portfolio may write a call or put option only if the option is “covered” or “secured” by the portfolio holding a position in the underlying securities. This means that so long as the portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, the portfolio may maintain, in a segregated account with the Trust’s custodian (or earmark on its records), cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if the portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise price. The portfolio may also cover its obligation by holding a put where the exercise price of the put is less than that of the written put provided the difference is segregated in the form of liquid securities. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same portfolio.
Exchange-Traded/OTC Options
The portfolio may purchase and sell options that are traded on U.S. and foreign exchanges and options traded OTC with broker-dealers who make markets in these options. The ability to terminate OTC options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Transactions by the portfolio in options will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facility or are held in one or more accounts or through one or more brokers. Thus, the number of options which the portfolio may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. While the portfolio seeks to enter into OTC options only with dealers who can enter into closing transactions with the portfolio, no assurance exists that the portfolio will at any time be able to liquidate an OTC option at a favorable price at any time prior to expiration. If the portfolio, as a covered OTC/call option writer, cannot effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the portfolio may be unable to liquidate an OTC option. With respect to options written by the portfolio, the inability to enter into a closing transaction may result in material losses to the portfolio. For example, because the portfolio must maintain a secured position with respect to any call option on a security it writes, the portfolio may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty.
Foreign Currency Options
Options on foreign currencies may be purchased and sold for hedging purposes in a manner similar to that in which forward contracts will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the portfolio may purchase put options on the foreign currency. If the value of the currency does decline, the portfolio will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.
Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the portfolio may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the portfolio deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the portfolio could sustain losses on transactions in foreign currency options which would require it to forgo a portion or all of the benefits of advantageous changes in such rates.
The portfolio may sell options on foreign currencies for the same types of hedging purposes. For example, where the portfolio anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, sell a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.
As in the case of other types of options, however, the selling of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the portfolio’s position, it may forfeit the entire amount of the premium plus related transaction costs. As in the case of forward contracts, certain options on foreign currencies are traded over the counter and involve risks which may not be present in the case of exchange-traded instruments.
Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the portfolio could sell a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge such increased cost up to the amount of the premium. Foreign currency options sold by the portfolio will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the selling of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the portfolio would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the selling of options on foreign currencies, the portfolio also may be required to forgo all or a portion of the benefits, which might otherwise have been obtained from favorable movements in exchange rates. The portfolio may also use foreign currency options to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
Put and Call Options
A call option gives the holder (buyer) the right to buy and to obligate the writer (seller) to sell a security or financial instrument at a stated price (strike price) at any time until a designated future date when the option expires (expiration date). A put option gives the holder (buyer) the right to sell and to obligate the writer (seller) to purchase a security or financial instrument at a stated price at any time until the expiration date. The portfolio may write or purchase put or call options listed on national securities exchanges in standard contracts or may write or purchase put or call options with or directly from investment dealers meeting the creditworthiness criteria of the adviser or sub-adviser.
Put and call options are derivative securities traded on U.S. and foreign exchanges or OTC. Except as indicated in “Portfolio Hedging,” the portfolio will engage in trading of such derivative securities exclusively for hedging purposes.
If a put option is purchased, the portfolio acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as the portfolio investment strategy when the adviser or sub-adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the portfolio holds a stock which the adviser or sub-adviser believes has strong fundamentals, but for some reason may be weak in the near term, the portfolio may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the portfolio will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date the portfolio exercises the put, less transaction costs, is the amount by which the portfolio hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price the portfolio paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the portfolio realizes on the sale of the securities.
If a put option is sold by the portfolio, the portfolio will designate liquid securities with a value equal to the exercise price, or else will hold an offsetting position in accordance with regulatory requirements. In writing puts, there is the risk that the writer may be required to by the underlying security at a disadvantageous price. The premium the writer receives from writing a put option represents a profit, as long as the price of the underlying instrument remains above the exercise price. If the put is exercised, however, the writer is obligated during the option period to buy the underlying instrument from the buyer of the put at exercise price, even though the value of the investment may have fallen below the exercise price. If the put lapse unexercised, the writer realizes a gain in the amount of the premium. If the put is exercised, the writer may incur a loss, equal to the difference between the exercise price and the current market value of the underlying instrument.
If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the portfolio has a short position in the underlying security and the security thereafter increases in price. The portfolio will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the portfolio purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the portfolio realizes on the cover of the short position in the security.
Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. The portfolio generally will purchase only those options for which the adviser or sub-adviser believes there is an active secondary market to facilitate closing transactions.
The portfolio will not write call options on when-issued securities. The portfolio may purchase call options primarily as a temporary substitute for taking positions in certain securities or in the securities that comprise a relevant index. The portfolio may also purchase call options on an index to protect against increases in the price of securities underlying that index that the portfolio intends to purchase pending its ability to invest in such securities in an orderly manner.
So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through which such option was settled, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, by the exercise of the call option, or by entering into an offsetting transaction.
The portfolio may write call options on futures contracts provided that it enters into an appropriate offsetting position or that it designates liquid assets or high-quality debt instruments in an amount sufficient to cover the underlying obligation in accordance with regulatory requirements. The risk involved in writing call options on futures contracts or market indices is that the portfolio would not benefit from any increase in value above the exercise price. Usually, this risk can be eliminated by entering into an offsetting transaction. However, the cost to do an offsetting transaction and terminate the portfolio’s obligation might be more or less than the premium received when it originally wrote the option. Further, the portfolio might occasionally not be able to close the option because of insufficient activity in the options market.
Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. The portfolio generally will purchase only those options for which the adviser or sub-adviser believes there is an active secondary market to facilitate closing transactions.
The premium received from writing a call or put option, or paid for purchasing a call or put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the length of the option period, and the general interest rate environment. The premium received by the portfolio for writing call options will be recorded as a liability in the statement of assets and liabilities of that portfolio. This liability will be adjusted daily to the option’s current market value. The liability will be extinguished upon expiration of the option, by the exercise of the option, or by entering into an offsetting transaction. Similarly, the premium paid by the portfolio when purchasing a put option will be recorded as an asset in the statement of assets and liabilities of that portfolio. This asset will be adjusted daily to the option’s current market value. The asset will be extinguished upon expiration of the option, by selling an identical option in a closing transaction, or by exercising the option. The value of an option purchased or written is marked-to-market daily and is valued at the mean between the bid and ask price on the exchange on which it is traded or, if not traded on an exchange at the market value determined using an industry accepted model such as “Black Scholes.”
Closing transactions will be effected in order to realize a profit on an outstanding call or put option, to prevent an underlying security from being called or put, or to permit the exchange or tender of the underlying security. Furthermore, effecting a closing transaction will permit the portfolio to write another call option, or purchase another call option, on the underlying security with either a different exercise price or expiration date or both. If the portfolio desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the date of the security. There is, of course, no assurance that the portfolio will be able to effect a closing transaction at a favorable price. If the portfolio cannot either enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The portfolio will pay brokerage commissions in connection with the sale or purchase of options to close out previously established option positions. These brokerage commissions are normally higher as a percentage of underlying asset values than those applicable to purchases and sales of portfolio securities.
Stock Index Options
The portfolio may purchase or sell call and put options on stock indices for the same purposes as it purchases or sells options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the portfolio is required to maintain a segregated account consisting of cash, cash equivalents, or high grade obligations or the portfolio must purchase a like option of greater value that will expire no earlier than the option sold. Purchased options may not enable the portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the portfolio’s securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.
The portfolio generally may sell options on stock indices for the purpose of increasing gross income and to protect the portfolio against declines in the value of securities they own or increases in the value of securities to be acquired, although the portfolio may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The portfolio’s possible loss in either case will be limited to the premium paid for the option, plus related transaction costs. The index underlying a stock index option may be a “broad-based” index, such as the S&P 500® Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor’s 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.
In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to: (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by; (ii) a fixed “index multiplier.”
The portfolio may sell call options on stock indices if it owns securities whose price changes, in the opinion of the portfolio’s adviser or sub-adviser, are expected to be similar to those of the underlying index, or if it has an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian or earmarked on its records) upon conversion or exchange of other securities in its portfolio. When the portfolio covers a call option on a stock index it has sold by holding securities, such securities may not match the composition of the index and, in that event, the portfolio will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. The portfolio may also sell call options on stock indices if it holds a call on the same index and in the same principal amount as the call sold when the exercise price of the call held: (i) is equal to or less than the exercise price of the call sold; or (ii) is greater than the exercise price of the call sold if the difference is maintained by the portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). The portfolio may sell put options on stock indices if it maintains liquid securities with a value equal to the exercise price in a segregated account with its custodian (or earmarked on its records), or by holding a put on the same stock index and in the same principal amount as the put sold when the exercise price of the put is equal to or greater than the exercise price of the put sold if the difference is maintained by the portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.
The portfolio will receive a premium from selling a put or call option, which increases the portfolio’s gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which the portfolio has sold a call option falls or remains the same, the portfolio will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the portfolio will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the portfolio’s or the Underlying Fund’s stock investments. By selling a put option, the portfolio assumes the risk of a decline in the index.
The portfolio may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, the portfolio will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the portfolio’s investments does not decline as anticipated, or if the value of the option does not increase, the portfolio’s loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the portfolio’s security holdings.
The purchase of call options on stock indices may be used by the portfolio to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment at a time when the portfolio holds un-invested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, the portfolio will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when the portfolio is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the portfolio owns.
Options on Futures Contracts

The portfolio may purchase and sell options to buy or sell futures contracts in which they may invest (“options on futures contracts”). Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law. Put and call options on futures contracts may be traded by the portfolio in order to protect against declines in the values of portfolio securities or against increases in the cost of securities to be acquired, to act as a substitute for an underlying investment, or to enhance yield.
An option on a futures contract provides the holder with the right to enter into a “long” position in the underlying futures contract, in the case of a call option, or a “short” position in the underlying futures contract, in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts. In addition, the seller of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.
A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader’s profit or loss on the transaction.
Options on futures contracts that are sold or purchased by the portfolio on U.S. exchanges are traded on the same contract market as the underlying futures contract, and, like futures contracts, are subject to regulation by the CFTC and the performance guarantee of the exchange clearinghouse. In addition, options on futures contracts may be traded on foreign exchanges or in some cases over the counter or on an electronic trading facility.
The portfolio may sell call options on futures contracts only if it also: (i) purchases the underlying futures contract; (ii) owns the instrument, or instruments included in the index, underlying the futures contract; or (iii) holds a call on the same futures contract and in the same principal amount as the call sold when the exercise price of the call held: (1) is equal to or less than the exercise price of the call sold; or (2) is greater than the exercise price of the call sold if the difference is maintained by the portfolio in liquid securities in a segregated account with its custodian (or earmarked on its records). The portfolio may sell put options on futures contracts only if it also: (i) sells the underlying futures contract; (ii) segregates liquid securities in an amount equal to the value of the security or index underlying the futures contract; or (iii) holds a put on the same futures contract and in the same principal amount as the put sold when the exercise price of the put held is equal to or greater than the exercise price of the put written or when the exercise price of the put held is less than the exercise price of the put sold if the difference is maintained by the portfolio in liquid securities in a segregated account with it its custodian (or earmarked on its records). Upon the exercise of a call option on a futures contract sold by the portfolio, the portfolio will be required to sell the underlying futures contract which, if the portfolio has covered its obligation through the purchase of such contract, will serve to liquidate its futures position. Similarly, where a put option on a futures contract sold by the portfolio is exercised, the portfolio will be required to purchase the underlying futures contract which, if the portfolio has covered its obligation through the sale of such contract, will close out its futures position.
The selling of a call option on a futures contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is below the exercise price, the portfolio will retain the full amount of the option premium less related transaction costs, which provides a partial hedge against any decline that may have occurred in the portfolio’s holdings. The selling of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the portfolio will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities the portfolio intends to purchase. If a put or call option the portfolio has sold is exercised, the portfolio will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, the portfolio’s losses from existing options on futures contracts may to some extent be reduced or increased by changes in the value of portfolio securities.
The portfolio may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the portfolio could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by the portfolio will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the portfolio could purchase call options on futures contracts, rather than purchasing the underlying futures contracts.
Straddles
A straddle is a combination of a put and a call option written on the same underlying security and is used for hedging purposes to adjust the risk and return characteristics of the portfolio’s overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

A straddle is “covered” when sufficient assets are deposited to meet the portfolio’s immediate obligations. The portfolio may use the same liquid assets or high-quality debt instruments to cover both the call and put options when the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the portfolio will segregate liquid assets or high quality debt instruments equivalent to the amount, if any, by which the put is “in the money.”
By entering into a straddle, the portfolio undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the portfolio will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or in part, by the premiums received on the writing of the call options. Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. Straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument (hereinafter “Hybrid Instruments”). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively “Underlying Assets”) or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “Benchmarks”). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stocks with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.
Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level and payoffs of less than par if rates were above the specified level. Furthermore, the portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. There is no guarantee that the strategy will be successful, and the portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.
Risks of Investing in Hybrid Instruments
The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options and forward contracts herein for a discussion of the risks associated with such investments.
Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.
Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.
Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. In addition, because the purchase and sale of Hybrid Instruments could take place in an over the counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or of the issuer of the Hybrid Instrument would be an additional risk factor which the portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of the portfolio.
Swap Transactions and Options on Swap Transactions
Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and event-linked swaps. Swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
To the extent the portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The portfolio may also enter into options on swap agreements (“swap options”). A swap option gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap transaction, at some designated future time on specified terms. The portfolio may engage in swaps may write (sell) and purchase put and call swap options.
The portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as: (i) for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; (ii) to protect against currency fluctuations; (iii) as a duration management technique; (iv) to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date; or (v) to gain exposure to certain markets in the most economical way possible.
In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return or some other amount) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.
The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Bilateral swap agreements are two-party contracts entered into primarily by institutional investors. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty similar to transactions in futures contracts. The portfolio posts initial and variation margin to support their obligations under cleared swaps by making payments to their clearing member futures commission merchants.
Certain standardized swaps are subject to mandatory central clearing. Central clearing is expected to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk free. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on the CFTC approval of contracts for central clearing.
Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the portfolio’s investment objectives and general investment policies, the portfolio may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the portfolio may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the portfolio may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the portfolio may be required to pay a higher fee at each swap reset date.
The portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect to one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party’s damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted and the result is the counterparty’s gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination are generally to as “aggregation.”
Most swap agreements entered into by the portfolio would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the portfolio’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the adviser or sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the portfolio’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the portfolio’s investment restriction concerning senior securities. The portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the portfolio’s total assets.
The portfolio may enter into credit swap agreements. The “buyer” in a credit contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The portfolio may be either the buyer or seller in a credit default swap transaction. If the portfolio is a buyer and no event of default occurs, the portfolio will lose its investment and recover nothing. However, if an event of default occurs, the portfolio (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the portfolio receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. In accordance with procedures established by the Board, if the portfolio is the buyer in a credit default swap transaction no assets will be segregated but if the portfolio is the seller in a credit default swap transaction assets will be segregated in an amount equal to the full notional value of the transaction. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the portfolio had invested in the reference obligation directly.
The portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the adviser or sub-adviser and the portfolio believe such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least BBB by Moody’s or S&P, has an equivalent rating from a NRSRO, or is determined to be of equivalent credit quality by the adviser or sub-adviser. If there is a default by the counterparty, the portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors, and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
For purposes of applying the portfolio’s investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the portfolio at market value. However, the case of a credit default swap sold by the portfolio (i.e., where the portfolio is selling credit default protection), the portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.
Risks of Investing in Swap Transactions or Options on Swap Transactions
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the portfolio’s use of swap agreements will be successful in furthering its investment objective will depend on its adviser’s or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.
The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Whether the portfolio’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the adviser’s or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, OTC swap agreements may be considered to be illiquid. Moreover, the portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of an OTC swap agreement counterparty. Certain restrictions imposed on the portfolio by the Code, the CFTC’s regulations and the portfolio’s regulatory status may limit the portfolio’s ability to use swap agreements. It is possible that developments in the swaps market, including potential additional government regulation, could adversely affect the portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Depending on the terms of the particular option agreement, the portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the portfolio writes a swap option, upon exercise of the option the portfolio will become obligated according to the terms of the underlying agreement.
The risks associated with OTC interest rate and currency swaps and interest rate caps and floors are similar to those described above with respect to OTC options. In connection with such transactions, the portfolio relies on the other party to the transaction to perform its obligations pursuant to the underlying agreement. If there were a default by the other party to the transaction, the portfolio would have contractual remedies pursuant to the agreement, but could incur delays in obtaining the expected benefit of the transaction or loss of such benefit. In the event of insolvency of the other party, the portfolio might be unable to obtain its expected benefit. In addition, while the portfolio will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the portfolio, there can be no assurance that the portfolio will be able to close out such a transaction with the other party, or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the portfolio’s ability to enter into other transactions at a time when doing so might be advantageous.
Depending on the portfolio’s size and other factors, the margin required under the rules of the clearinghouse and by the clearing member for a cleared swap may be in excess of the collateral required to be posted by the portfolio to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could reduce this distinction. Regulators are also in the process of developing rules that would require trading and execution of most liquid swaps on trading facilities. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the portfolio to incur increased expenses to access the same types of swaps. Rules adopted in 2012 also require centralized reporting of detailed information about many types of cleared and uncleared swaps. Reporting of swap data may result in greater market transparency, but may subject the portfolio to additional administrative burdens and the safeguards established to protect trader anonymity may not function as expected.
Regulators may impose limits on an entity’s or group of entities’ holdings in certain swaps.
Credit Default Swaps
The portfolio may enter into credit default swaps, both directly (“unfunded credit default swaps”) and indirectly in the form of a swap embedded within a structured note (“funded credit default swaps”), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities.
The portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, that portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, that portfolio would keep the stream of payments and would have no payment obligations. As the seller, the portfolio would be subject to investment exposure on the notional amount of the swap.
The portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt instruments held in its portfolio, in which case the portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the portfolio in the event of a default.
The portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date. The portfolio will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream it may be obligated to pay.
Cross-Currency Swaps
A cross-currency swap is a contract between two counterparties to exchange interest and principal payments in different currencies. A cross-currency swap normally has an exchange of principal at maturity (the final exchange); an exchange of principal at the start of the swap (the initial exchange) is optional. An initial exchange of notional principal amounts at the spot exchange rate serves the same function as a spot transaction in the foreign exchange market (for an immediate exchange of foreign exchange risk). An exchange at maturity of notional principal amounts at the spot exchange rate serves the same function as a forward transaction in the foreign exchange market (for a future transfer of foreign exchange risk). The currency swap market convention is to use the spot rate rather than the forward rate for the exchange at maturity. The economic difference is realized through the coupon exchanges over the life of the swap. In contrast to single currency interest rate swaps, cross-currency swaps involve both interest rate risk and foreign exchange risk.
Currency Exchange Rate Swaps
To the extent the portfolio may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The portfolio may also enter into options on swap agreements (“swap options”). The portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.
Interest Rate Caps, Interest Rate Floors.
An interest rate cap is a right to receive periodic cash payments over the life of the cap equal to the difference between any higher actual level of interest rates in the future and a specified strike (or “cap”) level. The cap buyer purchases protection for a floating rate move above the strike. An interest rate floor is the right to receive periodic cash payments over the life of the floor equal to the difference between any lower actual level of interest rates in the future and a specified strike (or “floor”) level. The floor buyer purchases protection for a floating rate move below the strike. The strikes are typically based on the three-month LIBOR (although other indices are available) and are measured quarterly. Rights arising pursuant to both caps and floors are exercised automatically if the strike is in the money. Caps and floors eliminate the risk that the buyer fails to exercise an in-the-money option.

The portfolio will not enter into any of these derivative transactions unless the unsecured senior debt or the claims paying ability of the other party to the transaction is rated at least “high quality” at the time of purchase by at least one of the established rating agencies. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and agents utilizing standard swap documentation. The adviser and the sub-advisers have determined that the swap market has become relatively liquid. Swap transactions do not involve the delivery of securities or other underlying assets or principal, and the risk of loss with respect to such transactions is limited to the net amount of payments that the portfolio is contractually obligated to make or receive. Caps and floors are more recent innovations for which standardized documentation has not yet been developed; accordingly, they are less liquid than swaps. Caps and floors purchased by the portfolio are considered to be illiquid assets.
Interest Rate Swaps
Interest rate swaps are contracts between two entities (“counterparties”) to exchange interest payments (of the same currency) between the parties. In the most common interest rate swap structure, one counterparty will agree to make floating rate payments to the other counterparty, which in turn makes fixed rate payments to the first counterparty. Interest payments are determined by applying the respective interest rates to an agreed upon amount, referred to as the “notional principal amount.” In most such transactions, the floating rate payments are tied to the LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. As there is no exchange of principal amounts, an interest rate swap is not an investment or a borrowing.
An interest rate swap involves an agreement between the portfolio and another party to exchange payments calculated as if they were interest on a specified (“notional”) principal amount (e.g., an exchange of floating rate payments by one party for fixed rate payments by the other). An interest rate cap or floor entitles the purchaser, in exchange for a premium, to receive payments of interest on a notional principal amount from the seller of the cap or floor, to the extent that a specified reference rate exceeds or falls below a predetermined level. The portfolio usually enters into such transactions on a “net” basis, with the portfolio receiving or paying, as the case may be, only the net amount of the two payment streams. The net amount of the excess, if any, of the portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis, and an amount of cash or high-quality liquid securities having an aggregate NAV at least equal to the accrued excess is maintained in a segregated account by the Trust’s custodian. If the portfolio enters into a swap on other than a net basis, or sells caps or floors, the portfolio maintains a segregated account in the full amount accrued on a daily basis of the portfolio’s obligations with respect to the transaction. Such segregated accounts are maintained in accordance with applicable regulations of the SEC.
Swap Options
A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date. The portfolio intends to use these transactions as hedges and not as speculative investments.
Whether the portfolio’s use of swap options will be successful in furthering its investment objective will depend on its adviser’s or sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Depending on the terms of the particular option agreement, the portfolio will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the portfolio purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the portfolio writes a swap option, upon exercise of the option the portfolio will become obligated according to the terms of the underlying agreement.
Total Return Swaps
A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the portfolio’s portfolio because, in addition to its total net assets, the portfolio would be subject to investment exposure on the notional amount of the swap. Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the portfolio, and conversely, that the portfolio will not be able to meet its obligation to the counterparty.
Synthetic Convertible Securities
Synthetic convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the portfolio may purchase a non-convertible debt security and a warrant or option, which enables the portfolio to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible security comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible security is the sum of the values of its fixed-income component and its convertible component. For this reason, the value of a synthetic convertible security and a true convertible security may respond differently to market fluctuations.

Warrants
Warrants are, in effect, longer-term call options. A warrant gives the holder the right to purchase a given number of shares of a particular company at specified prices within a certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company. The result of a hedging program cannot be foreseen and may cause the portfolio to suffer losses that it would not otherwise sustain. Unlike convertible debt instruments or preferred stock, warrants do not pay a fixed dividend.
Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the portfolio will lose its entire investment in such warrant.
Risks Associated with Investing in Warrants
Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the portfolio’s entire investment therein). Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the portfolio will lose its entire investment in such warrant.
Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone.
Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the portfolio will lose its entire investment in such warrant.
OTHER RISKS
Cyber Security Issues
The Voya family of funds, and their service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Portfolio or its service providers may adversely impact the Portfolio. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Portfolio to regulatory fines or financial losses and/or cause reputational damage. The Portfolio may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Portfolio may invest, which could result in material adverse consequences for such issuers and may cause the Portfolio’s investment in such companies to lose value. In addition, substantial costs may be incurred in order to prevent any cyber-attacks in the future. While the Portfolio has established a business continuity plan in the event of, and risk management systems to prevent, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cyber security plans and systems put in place by service providers to the Portfolio and issuers in which the Portfolio invests. The Portfolio and its shareholders could be negatively impacted as a result.
INVESTMENT TECHNIQUES
Borrowing
The portfolio may borrow from banks. Borrowing may be done for any purpose permitted by the 1940 Act or as permitted by the portfolio’s investment policies and restrictions. If the portfolio borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the portfolio makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the portfolio is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the portfolio’s holdings may be disadvantageous from an investment standpoint.

Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the portfolio’s NAV. Money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds. In the event the portfolio borrows, the portfolio may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Reverse repurchase agreements are considered to be a form of borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the portfolio’s borrowing limitations to the extent that the portfolio establishes and maintains liquid assets in a segregated account with the Trust’s custodian (or earmark liquid assets on its records) equal to the portfolio’s obligations under the when-issued or delayed delivery arrangement.
Currency Management
The portfolio’s flexibility to participate in higher yielding debt markets outside of the United States may allow the portfolio to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. However, when the portfolio invests significantly in securities denominated in foreign currencies, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the portfolio’s share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying the portfolio’s investments should help increase the NAV of the portfolio. Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which the portfolio’s securities are denominated will generally lower the net asset value of the portfolio. The portfolio’s adviser or sub-adviser attempts to minimize exchange rate risk through active portfolio management, including hedging currency exposure through the use of futures, options, and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to the portfolio.
Forward Commitment Transactions
The portfolio may purchase securities on a forward commitment basis if the portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the portfolio’s other assets. The portfolio may realize short-term profits or losses upon such sales.
Portfolio Hedging
Hedging against changes in financial markets, currency rates, and interest rates may be utilized. One form of hedging is with derivatives. Derivatives (as described above) are instruments whose value is linked to, or derived from, another instrument, like an index or a commodity. Hedging transactions involve certain risks. There can be no assurances that the portfolio will employ a hedging transaction at any given time, or that any hedging transaction actually used will be successful. Although the portfolio may benefit from hedging, unanticipated changes in interest rates or securities prices may result in greater losses for the portfolio than if it did not hedge. If the portfolio does not correctly predict a hedge, it may lose money. In addition, the portfolio pays commissions and other costs in connection with hedging transactions.
Risks Associated With Hedging Transactions
Hedging transactions have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the portfolio’s adviser’s or sub-adviser’s view as to certain market movements is incorrect, the risk that the use of a hedging transaction could result in losses greater than if it had not been used. Use of call options could result in losses to the portfolio, force the sale or purchase of portfolio securities at inopportune times or for prices lower than current market values, or cause the portfolio to hold a security it might otherwise sell.
Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the portfolio if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that the portfolio is engaging in portfolio hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to the portfolio if it is unable to deliver or receive currency or monies in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. In addition, the portfolio pays commissions and other costs in connection with such investments.
Losses resulting from the use of hedging transactions will reduce the portfolio’s NAV, and possibly income, and the losses can be greater than if hedging transactions had not been used.
Risks of Hedging Transactions outside the United States

When conducted outside the United States, hedging transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of government actions affecting trading in, or the price of, foreign securities, currencies and other instruments. The value of positions taken as part of non-U.S. hedging transactions also could be adversely affected by: (i) other complex foreign political, legal, and economic factors; (ii) lesser availability of data on which to make trading decisions than in the United States; (iii) delays in the portfolio’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.
The portfolio’s options, futures, and swap transactions will generally be entered into for hedging purposes to protect against possible changes in the market values of securities held in or to be purchased for the portfolio’s portfolio resulting from securities markets, currency or interest rate fluctuations. In addition, the portfolio’s derivative investments may also be used for non-hedging purposes — to protect the portfolio’s unrealized gains in the values of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio’s portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchase or sale of particular securities.
One form of hedging that may be utilized by the portfolio is to make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) because new issues of securities typically offered to investors, such as the portfolio, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the portfolio’s other assets. Although the portfolio will enter into such contracts with the intention of acquiring securities, the portfolio may dispose of a commitment prior to the settlement if the adviser or sub-adviser deems it appropriate to do so. The portfolio may realize short-term profits or losses upon the sale of forward commitments.
Repurchase Agreements
The portfolio may enter into repurchase agreements with sellers that are member firms (or subsidiaries thereof) of the NYSE, members of the Federal Reserve System, recognized primary U.S. government securities dealers or institutions which the adviser or sub-adviser has determined to be of comparable creditworthiness. Such agreements may be considered to be loans by the portfolio for purposes of the 1940 Act.
Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. The securities that the portfolio purchases and holds through its agent are U.S. government securities, the values, including accrued interest, of which are equal to or greater than the repurchase price agreed to be paid by the seller. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price may be higher than the purchase price, the difference being income to the portfolio, or the purchase and repurchase prices may be same, with interest at a standard rate due to the portfolio together with the repurchase price on repurchase. In either case, the income to the portfolio is unrelated to the interest rate on the U.S. government securities.
The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the portfolio’s rights with respect to such securities to be delayed or limited. To mitigate this risk, the portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors’ rights against the counterparty under applicable insolvency law in the event of the counterparty’s insolvency.
The repurchase agreement provides that in the event the seller fails to pay the price agreed upon on the agreed upon delivery date or upon demand, as the case may be, the portfolio will have the right to liquidate the securities. If, at the time the portfolio is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order. The portfolio’s exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the portfolio. The Trust has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, the portfolio only enters into repurchase agreements after the portfolio’s adviser or sub-adviser has determined that the seller is creditworthy, and the adviser or sub-adviser monitors the seller’s creditworthiness on an ongoing basis. Moreover, under such agreements, the value, including accrued interest, of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the portfolio has the right to make margin calls at any time if the value of the securities falls below the agreed upon margin.
The portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements together with any other securities that are not readily marketable, would exceed that portfolio’s limitation on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The portfolio may also incur disposition costs in connection with liquidating the securities.
Restricted Securities, Illiquid Securities, and Liquidity Requirements

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the portfolio. The portfolio may invest in restricted securities governed by Rule 144A under the 1933 Act (“Rule 144A”) and other restricted securities. In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the Board (or the portfolio’s adviser or sub-adviser acting subject to the board’s supervision) determines that the securities are in fact liquid. The Board has delegated its responsibility to fund management to determine the liquidity of each restricted security purchased pursuant to Rule 144A, subject to the Board’s oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).
A security’s illiquidity might prevent the sale of such a security at a time when the adviser or sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the portfolio to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the portfolio could realize upon disposition. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the portfolio could be adversely affected.
Because of the nature of these securities, a considerable period of time may elapse between the portfolio’s decision to dispose of these securities and the time when the portfolio is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the portfolio pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by the portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the portfolio would be permitted to sell them. Thus, the portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the portfolio in good faith pursuant to procedures adopted by the Board.
The expenses of registering restricted securities (excluding securities that may be resold by pursuant to Rule 144A under the 1933 Act) may be negotiated at the time such securities are purchased by the portfolio. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the portfolio would be permitted to sell them. Thus, the portfolio may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The portfolio may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the portfolio at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the portfolio pursuant to procedures adopted by the Board.
Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase or sale without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the portfolio’s procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.
The portfolio may not invest more than the limit specified for the portfolio (generally, 15% of its net assets) in illiquid securities, measured at the time of investment.
The portfolio treats any securities subject to restrictions on repatriation for more than seven days, and securities issued in connection with foreign debt conversion programs that are restricted as to remittance of invested capital or profit, as illiquid. Illiquid securities do not include securities that are restricted from trading on formal markets for some period of time but for which an active informal market exists, or securities that meet the requirements of Rule 144A under the 1933 Act and that, subject to the review by the Board and guidelines adopted by the Board, the adviser or sub-adviser has determined to be liquid.
Reverse Repurchase Agreements and Dollar Roll Transactions
The portfolio may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the portfolio will sell U.S. government securities held by the portfolio with an agreement that the portfolio will repurchase the securities on an agreed upon date, price, and interest payment. The portfolio will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. At the time the portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account cash, liquid assets and/or high quality debt instruments having a dollar value equal to the repurchase price. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the portfolio’s total assets. Under the 1940 Act, the portfolio is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the portfolio’s holdings may be disadvantageous from an investment standpoint.
To the extent the portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the portfolio’s commitment to repurchase, such an agreement will not be considered a “senior security” by the portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the portfolio. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the portfolio relinquishes may decline below the price the portfolio must pay when the transaction closes. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of the portfolio securities or the portfolio’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.
The portfolio may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC in order to enhance portfolio returns and manage prepayment risks. A dollar roll transaction is similar to a reverse repurchase agreement in certain respects. In a dollar roll transaction, the portfolio sells a mortgage-related security held in its portfolio to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the portfolio exceeding the yield on the sold security. When the portfolio enters into a dollar-roll transaction, cash, liquid assets, and/or high quality debt instruments of the portfolio, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled. Because dollar-roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the portfolio’s overall limitations on investments in illiquid securities.
A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which the portfolio pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which the portfolio enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the portfolio, but only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the portfolio generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and therefore price); and (vi) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.
The portfolio’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the portfolio. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the portfolio’s restrictions on borrowings. Furthermore, because dollar-roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to the portfolio’s overall limitations on investments in illiquid securities.
Risks of Reverse Repurchase Agreements and Dollar Roll Transactions
Reverse repurchase agreements involve the possible risk that the value of portfolio securities the portfolio relinquishes may decline below the price the portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the portfolio’s outstanding shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. To the extent the portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid, equal in value to the amount of the portfolio’s commitment to repurchase, such an agreement will not be considered a “senior security” by the portfolio and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the portfolio.
Whether a reverse repurchase agreement or dollar roll transaction produces a gain for the portfolio depends upon the “costs of the agreements” (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or “substantially the same” security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the portfolio’s NAV will increase faster than otherwise would be the case. Conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, the NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar roll transactions, as leveraging techniques, may increase the portfolio’s yield in the manner described above. However, such transactions also increase the portfolio’s risk of loss to capital and may result in a shareholder’s loss of principal.
Securities Lending
The portfolio may lend its portfolio securities to financial institutions such as broker-dealers, banks, or other recognized domestic institutional borrowers of securities provided that the value of the loaned securities does not exceed the percentage of the portfolio’s total assets set forth in the portfolio’s Prospectuses. No lending may be made to any companies affiliated with the portfolio’s adviser.
These loans earn income for the portfolio and are collateralized by cash, cash equivalents, securities, letters of credit, or U.S. government securities. The portfolio might experience a loss if the financial institution defaults on the loan. The portfolio seeks to mitigate this risk through contracted indemnification upon default.
Any portfolio securities purchased with cash collateral would also be subject to possible depreciation. The portfolio that loans portfolio securities would continue to accrue interest on the securities loaned and would also earn income on the loans. The portfolio will not have the right to vote any securities having voting rights during the existence of the loan, but the portfolio may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment. Any cash collateral received by the portfolio would be invested in high quality, short-term money market instruments. The portfolio currently intends to limit the lending of its portfolio securities so that, at any given time, securities loaned by the portfolio represent not more than one-third of the value of its total assets.
The borrower, at all times during the loan, must maintain with the portfolio cash or cash equivalent collateral or provide to the portfolio an irrevocable letter of credit equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the portfolio must terminate the loan and vote the securities. Alternatively, the portfolio may enter into an arrangement that ensures that it can vote the proxy even while, the borrower continues to hold the securities.
During the time portfolio securities are on loan, the borrower pays the portfolio any interest or distributions paid on such securities. The portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the lending fund or the borrower at any time. The portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
There is the risk that when lending portfolio securities, the securities may not be available to the portfolio on a timely basis and the portfolio may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect which may intensify the market risk, credit risk and other risks associated with investments in the portfolio. When the portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The portfolio could incur losses in connection with the investment of such collateral. The portfolio might experience a loss if the financial institution defaults on the loan. The portfolio seeks to mitigate this risk through contracted indemnification upon default.
Segregated Accounts
When the portfolio enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or earmark on its records) cash or liquid securities, marked to market daily, in an amount at least equal to the portfolio’s obligation or commitment under such transactions. Segregated accounts also may be required in connection with certain transactions involving derivative instruments such as options or futures.
Short Sales
The portfolio may make short sales of securities as part of its overall portfolio management strategies involving the use of derivative instruments and to offset potential declines in long positions in similar securities.
A short sale is a transaction in which the portfolio sells a security it does not own in anticipation that the market value of the security will decline. To complete the sale, the portfolio must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The portfolio must replace the security borrowed by purchasing it at the market price at the time of replacement. The portfolio may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. The portfolio is said to have a “short position” in the security sold until it delivers it to the broker. The period during which the portfolio has a short position can range from one day to more than a year. Until the portfolio replaces the security, the proceeds of the short sale are retained by the broker, and the portfolio must pay to the broker a negotiated portion of any dividends or interest which accrues during the period of the loan. If the price of the security sold short increases between the time of the short sale and the time the portfolio replaces the borrowed security, the portfolio will incur a loss; conversely, if the price declines, the portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. The portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the portfolio’s adviser or sub-adviser believes that a decline in the price of a particular security or group of securities is likely.
To the extent that the portfolio engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated assets determined to be liquid in accordance with procedures established by the Board. This percentage any be varied by action of the Board.
To meet current margin requirements, the portfolio must deposit with the broker additional cash or securities so that it maintains with the broker a total deposit equal to 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).
Short sales by the portfolio create opportunities to increase the portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the portfolio’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the portfolio may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although the portfolio may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.
In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless the portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. The portfolio will comply with these requirements.
In addition, as a matter of policy, the portfolio’s Board has determined that no portfolio will make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the portfolio’s total assets, taken at market value.
The portfolio may engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder. The extent to which the portfolio may enter into short sales transactions may be limited by the Code requirements for qualification of the portfolio as a RIC. (See “Tax Considerations.”)
Short Sales Against the Box
A short sale “against the box” is a short sale where, at the time of the short sale, the portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security. Short sales against the box are not subject to the percentage limitations on short sales.
If the portfolio makes a short sale “against the box,” the portfolio would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the portfolio will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the portfolio, because the portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.
The portfolio’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in the portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the portfolio owns, either directly or indirectly, and, in the case where the portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities.
Strategic Transactions
The portfolio may, but is not required to, utilize various investment strategies as described in this SAI to hedge various market risks, to manage the effective maturity or duration of debt instruments, or to seek potentially higher returns. Utilizing these investment strategies, the portfolio may purchase and sell, to the extent not otherwise limited or restricted for such portfolio, exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors, or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called “Strategic Transactions”).
Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the portfolio’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although all investments will be made in accordance with any limitations imposed by the CFTC. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the portfolio’s adviser or sub-adviser to utilize these Strategic Transactions successfully will depend on the adviser’s or sub-adviser’s ability to predict, which cannot be assured, pertinent market movements. The portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold, or entered into only for bona fide hedging, risk management, or portfolio management purposes.
To Be Announced (“TBA”) Sale Commitments

TBA sale commitments involve commitments in which the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The portfolio will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-related securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the portfolio realizes a gain or loss of the commitment without regard to any unrealized gain or loss on the underlying security. If the portfolio delivers securities under the commitment, the portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.
When-Issued Securities and Delayed-Delivery Transactions
In order to secure prices or yields deemed advantageous at the time the portfolio may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The portfolio may also enter into forward commitments. The portfolio will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the portfolio prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of the securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.
When the portfolio commits to purchase a security on a when-issued or delayed delivery basis, it will set up procedures consistent with the applicable interpretations of the SEC concerning such purchases. Since that policy currently recommends that an amount of the portfolio’s assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, the portfolio will always have cash, short-term money market instruments or other liquid securities sufficient to fulfill any commitments or to limit any potential risk.
The portfolio will establish a segregated account with the custodian consisting of cash, liquid assets and/or higher quality debt instruments in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be “marked to market” daily. The portfolio will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, the portfolio may realize a capital gain or loss. When the portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the portfolio’s incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
When the time comes to pay for the securities acquired on a delayed-delivery basis, the portfolio will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the portfolio’s payment obligation). Depending on market conditions, the portfolio could experience fluctuations in share price as a result of delayed-delivery or when-issued purchases.
Although such purchases will not be made for speculative purposes and SEC policies will be adhered to, purchases of securities on such bases may involve more risk than other types of purchases. For example, the portfolio may have to sell assets which have been set aside in order to meet redemptions. Also, if the portfolio determines it is necessary to sell the when-issued or delayed delivery securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made. When the portfolio engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure to do so may result in the portfolio incurring a loss or missing an opportunity to obtain a price believed to be advantageous.
Temporary Defensive and Other Short-Term Positions
The Portfolio may invest in short-term, high-quality debt instruments and in U.S. government securities for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) to invest cash flow pending the adviser’s or sub-adviser’s determination to do so within the investment guidelines and policies of the Portfolio; (iii) to permit the Portfolio to meet redemption requests; and (iv) to take a temporary defensive position. Although it is expected that the Portfolio will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Portfolio may invest for temporary defensive purposes include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt instruments; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, fixed-time deposits and bankers’ acceptances; and (v) repurchase agreements. The portfolio will invest in short-term instruments that do not have a maturity of greater than one year.
PORTFOLIO TURNOVER
A change in securities held in a Portfolio’s portfolio is known as portfolio turnover and may involve the payment by the Portfolio of dealer mark-ups or brokerage or underwriting commissions and other transaction costs associated with the purchase or sale of securities.
The Portfolio may sell a portfolio investment soon after its acquisition if the Adviser or Sub-Adviser believes that such a disposition is consistent with the Portfolio’s investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Portfolio turnover rate for a fiscal year is the percentage determined by dividing (i) the lesser of the cost of purchases or sales of portfolio securities by (ii) the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. Securities with maturities at acquisition of one year or less are excluded from this calculation. A Portfolio cannot accurately predict its turnover rate; however, the rate will be higher when the Portfolio finds it necessary or desirable to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events.
A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover involves correspondingly greater brokerage commission expenses and transaction costs which are ultimately borne by a Portfolio’s shareholders. High portfolio turnover may result in the realization of substantial capital gains.
The Portfolio’s historical turnover rates are included in the Financial Highlights tables in the Prospectus.
To the extent the Portfolio invests in affiliated Underlying Funds, the discussion above relating to investment decisions made by the Adviser or the Sub-Adviser with respect to the Portfolio also includes investment decisions made by an Adviser or a Sub-Adviser with respect to those Underlying Funds.
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage limitation or standard will be determined immediately after and as a result of the Portfolio’s acquisition of such security or other asset, except in the case of borrowing (or other activities that may be deemed to result in the issuance of a “senior security” under the 1940 Act). Accordingly, any subsequent change in value, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio’s investment policies and limitations.
Unless otherwise stated, if a Portfolio’s holdings of illiquid securities exceeds 15% of its net assets because of changes in the value of the Portfolio’s investments, the Portfolio will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Portfolio.
Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business at approximately the price at which a Portfolio has valued them. Such securities include, but are not limited to, fixed time deposits and repurchase agreements with maturities longer than seven days. Securities that may be resold under Rule 144A, securities offered pursuant to Section 4(a)(2) of the 1933 Act, or securities otherwise subject to restrictions on resale under the 1933 Act (“Restricted Securities”) shall not be deemed illiquid solely by reason of being unregistered.
The Adviser or Sub-Adviser determine whether a particular security is deemed to be liquid based on the trading markets for the specific security and other factors.
FUNDAMENTAL INVESTMENT RESTRICTIONS
The Portfolio has adopted the following investment restrictions as fundamental policies which means they cannot be changed without the approval of the holders of a “majority” of the Portfolio’s outstanding voting securities, as that term is defined in the 1940 Act. The term “majority” is defined in the 1940 Act as the lesser of: (i) 67% or more of the Portfolio’s voting securities present at a meeting of shareholders at which the holders of more than 50% of the outstanding voting securities of the Portfolio are present in person or represented by proxy; or (ii) more than 50% of the Portfolio’s outstanding voting securities.
VY® Goldman Sachs Bond Portfolio
As a matter of fundamental policy, the Portfolio will not:
1.	purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, or tax exempt securities issued by any state or territory of the United States, or any of their agencies, instrumentalities, or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio;
2.	purchase securities of any issuer if, as a result, with respect to 75% of the Portfolio’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Portfolio’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;
3.	borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations thereunder and any exemptive relief obtained by the Portfolio;
4.	make loans, except to the extent permitted under the 1940 Act, including the rules, regulations, interpretations and any exemptive relief obtained by the Portfolio. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring debt securities are not deemed to be making of loans;

5.	underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies;
6.	purchase or sell real estate, except that the Portfolio may: (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities;
7.	issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolio; or
8.	purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.
DISCLOSURE OF the Portfolio’s PORTFOLIO SECURITIES
The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolio’s annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.
In addition, the Portfolio posts its portfolio holdings schedule on Voya’s website on a calendar-quarter basis and makes it available 30 calendar days following the end of the previous calendar quarter or as soon thereafter as practicable. The portfolio holdings schedule is as of the last day of the previous calendar quarter.
The Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date. The Portfolio may also file information on portfolio holdings with the SEC or other regulatory authority as required by applicable law.
The Portfolio also compiles a list of its ten largest (“Top Ten”) holdings and/or its Top Ten largest issuers. This information is made available on Voya’s website ten calendar days following the end of the previous calendar month, or as soon thereafter as practicable. The Top Ten holdings and/or issuer information shall be as of the last day of the previous calendar month.
Investors (both individual and institutional), financial intermediaries that distribute the Portfolio’s shares, and most third parties may receive the Portfolio’s annual or semi-annual shareholder reports, or view them on Voya’s website, along with the Portfolio’s portfolio holdings schedule.
The Top Ten list is also provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products, variable annuity contracts and other retirement plans.
Other than in regulatory filings or on Voya’s website, the Portfolio may provide its complete portfolio holdings to certain unaffiliated third parties and affiliates when a Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, the Portfolio’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, a Portfolio’s disclosure of its portfolio holdings may include disclosure:
•	to the Portfolio’s independent registered public accounting firm, named herein, for use in providing audit opinions;
•	to financial printers for the purpose of preparing Portfolio regulatory filings;
•	for the purpose of due diligence regarding a merger or acquisition;
•	to a new adviser or sub-adviser prior to the commencement of its management of a Portfolio;
•	to rating and ranking agencies such as Bloomberg, Morningstar, Lipper, and S&P (such agencies may receive more raw data from a Portfolio than is posted on the Portfolio’s website);
•	to consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in a Portfolio;
•	to service providers, on a daily basis, in connection with their providing services benefiting a Portfolio such as, but not limited to, the provision of analytics for securities lending oversight and reporting, proxy voting or class action service providers;
•	to a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders;
•	to certain wrap fee programs, on a weekly basis, on the first business day following the previous calendar week; or
•	to a third party who acts as a “consultant” and supplies the consultant’s analysis of holdings (but not actual holdings) to the consultant’s clients (including sponsors of retirement plans or their consultants) or who provides regular analysis of Portfolio portfolios. The types, frequency and timing of disclosure to such parties vary depending upon information requested.
In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Board has adopted policies and procedures (“Policies”) designed to ensure that disclosure of information regarding a Portfolio’s portfolio holdings is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of Portfolio shareholders, on the one hand, and those of the Portfolio’s Adviser, Sub-Adviser, Principal Underwriter, or any affiliated person of the Portfolio, its Adviser, or its Principal Underwriter, on the other. These Policies authorize the Portfolio’s Adviser or its affiliates to implement the Board’s Policies and direct the Adviser or its affiliates to document the expected benefit to shareholders. Among other considerations, the Adviser or its affiliates are directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of a Portfolio’s shareholders. Similarly, the Adviser or its affiliates are directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, Principal Underwriter, and their affiliates.
The Board has authorized the senior officers of the Adviser or its affiliates to authorize the release of the Portfolio’s portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Adviser or its affiliates report quarterly to the Board regarding the implementation of the Policies.
The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio’s full portfolio holdings:
Party	Purpose	Frequency	Time Lag Between Date of Information and Date Information Released
The Bank of New York Mellon	Credit Approval Process for the Voya family of funds line of credit	As requested	None
Institutional Shareholder Services Inc.	Proxy Voting Services	Daily	None
Institutional Shareholder Services Inc.	Class Action Services	Monthly	10 days
Charles River Development	Compliance	Daily	None
Albridge Analytics, an indirect wholly-owned subsidiary of The Bank of New York Mellon	Provision of Analytics for Oversight and Reporting of Securities Lending	Daily	None
All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. The Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of Voya’s Legal Department. All waivers and exceptions involving any Portfolio will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by a Portfolio, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

MANAGEMENT OF the Trust
The business and affairs of the Trust are managed under the direction of the Trust’s Board according to the applicable laws of the State of Delaware.
The Board governs the Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolio’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s performance.
Set forth in the table below is information about each Trustee of the Portfolio.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustees[2]	Other Board Positions Held by Trustees
Independent Trustees
Colleen D. Baldwin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 55	Trustee	November 2007 – Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009 – Present).	151	DSM/Dentaquest, Boston MA (February 2014 – Present).
John V. Boyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 62	Chairperson Trustee	January 2014 – Present January 2005 – Present	President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008 – Present).	151	None.
Patricia W. Chadwick 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 67	Trustee	January 2006 – Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000 – Present).	151	Wisconsin Energy Corporation (June 2006 – Present); The Royce Funds (35 funds) (December 2009 – Present); and AMICA Mutual Insurance Company (1992 – Present).
Peter S. Drotch 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 74	Trustee	November 2007 – Present	Retired.	151	First Marblehead Corporation (September 2003 – Present).
Martin J. Gavin 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 66	Trustee	August 2015 – Present	Retired. Formerly, President and Chief Executive Officer, Connecticut Children’s Medical Center (May 2006 – November 2015).	151	None.
Russell H. Jones 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 71	Trustee	May 2013 – Present	Retired.	151	None.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Fund Complex Overseen by Trustees[2]	Other Board Positions Held by Trustees
Patrick W. Kenny 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 73	Trustee	January 2005 – Present	Retired.	151	Assured Guaranty Ltd. (April 2004 – Present).
Joseph E. Obermeyer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 58	Trustee	May 2013 – Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999 – Present).	151	None.
Sheryl K. Pressler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 65	Trustee	January 2006 – Present	Consultant (May 2001 – Present).	151	None.
Christopher P. Sullivan 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 62	Trustee	October 2015 – Present	Retired. Formerly, President, Bond Division, Fidelity Management and Research (June 2009 – September 2012).	151	None.
Roger B. Vincent 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 70	Trustee	February 2002 – Present	Retired. Formerly, President, Springwell Corporation, a corporate finance firm (March 1989 – August 2011).	151	UGI Corporation (February 2006 – Present) and UGI Utilities, Inc. (February 2006 – Present).
Trustee who is an “Interested Person”
Shaun P. Mathews[3] 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 60	Trustee	November 2007 – Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).	151	Voya Capital Corporation, LLC and Voya Investments Distributor, LLC, (December 2005 – Present); Voya Funds Services, LLC, Voya Investments, LLC and Voya Investment Management, (March 2006 – Present); and Voya Investment Trust Co. (April 2009 – Present).
1	Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of the Portfolio (as defined below, “Independent Trustee”) is subject to the Board’s retirement policy, which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise complying under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).
2	For the purposes of this table, “Fund Complex” means the Voya family of funds, including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya International High Dividend Equity Income Fund; Voya Investors Trust; Voya Government Money Market Portfolio; Voya Mutual Funds; Voya Natural Resources Equity Income Fund; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of March 31, 2016.
3	Mr. Mathews is deemed to be an “interested person” of the Trust, as defined in the 1940 Act, because of his current affiliation with any of the Voya funds, Voya Financial, Inc. or Voya Financial, Inc.’s affiliates.
Information Regarding Officers of the Trust
Set forth in the table below is information for each Officer of the Trust.
Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Shaun P. Mathews 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 60	President and Chief Executive Officer	November 2006 - Present	President and Chief Executive Officer, Voya Investments, LLC (December 2006 – Present).
Michael J. Roland 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 57	Executive Vice President	April 2012 - Present	Managing Director and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (March 2012 – Present). Formerly, Chief Compliance Officer, Directed Services LLC and Voya Investments, LLC (March 2011 – December 2013); Executive Vice President and Chief Operating Officer, Voya Investments, LLC and Voya Funds Services, LLC (January 2007 – April 2012) and Chief Compliance Officer, Voya Family of Funds (March 2011 – February 2012).
Stanley D. Vyner 230 Park Avenue New York, New York 10169 Age: 65	Chief Investment Risk Officer Executive Vice President	September 2009 - Present November 1999 - Present	Executive Vice President, Voya Investments, LLC (July 2000 – Present) and Chief Investment Risk Officer, Voya Investments, LLC (January 2003 – Present).
Kevin M. Gleason 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 49	Chief Compliance Officer	February 2012 - Present	Senior Vice President, Voya Investment Management, LLC and Chief Compliance Officer, Voya Family of Funds (February 2012- Present). Formerly, Assistant General Counsel and Assistant Secretary, The Northwestern Mutual Life Insurance Company, (June 2004 – January 2012).
Todd Modic 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 48	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 - Present	Senior Vice President, Voya Investments, LLC and Voya Funds Services, LLC (April 2005 – Present).

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Kimberly A. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 51	Senior Vice President	November 2003 - Present	Senior Vice President, Voya Investments, LLC (September 2003 – Present).
Julius Drelick III 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 49	Senior Vice President	July 2012 - Present	Senior Vice President – Fund Compliance, Voya Investments, LLC (June 2012 – Present); and Chief Compliance Officer of Directed Services LLC and Voya Investments, LLC (January 2014 – Present). Formerly, Vice President - Platform Product Management & Project Management, Voya Investments, LLC (April 2007 – June 2012).
Robert Terris 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 45	Senior Vice President	May 2006 - Present	Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (March 2006 – Present).
Fred Bedoya 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 43	Vice President and Treasurer	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2012 – Present). Formerly, Assistant Vice President – Director, Voya Funds Services, LLC (March 2003 – March 2012).
Maria M. Anderson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 57	Vice President	September 2004 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (September 2004 – Present).
Lauren D. Bensinger 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 62	Vice President	February 2003 - Present	Vice President, Voya Funds Services, LLC (February 1996 – Present) and Voya Investments, LLC (October 2004 – Present); and Vice President and Money Laundering Reporting Officer, Voya Investments Distributor, LLC (April 2010 – Present). Anti-Money Laundering Compliance Officer, Voya Financial, Inc. (January 2013 – Present); Money Laundering Reporting Officer, Voya Investment Management Trust Co. (October 2012 – Present).

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years
Sara Donaldson 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 56	Vice President	September 2014 - Present	Vice President, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President, Voya Funds Services, LLC (April 2014 – October 2015). Formerly, Director, Compliance, AXA Rosenberg Global Services, LLC (September 1997 – March 2014).
Robyn L. Ichilov 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 48	Vice President	November 1999 - Present	Vice President, Voya Funds Services, LLC (November 1995 – Present) and Voya Investments, LLC (August 1997 – Present). Formerly, Treasurer, Voya Family of Funds (November 1999 – February 2012).
Jason Kadavy 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 40	Vice President	September 2012 - Present	Vice President, Voya Investments, LLC (October 2015 – Present) and Voya Funds Services, LLC (July 2007 – Present).
Kimberly K. Springer 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 58	Vice President	March 2006 - Present	Vice President – Mutual Fund Product Development, Voya Investments, LLC (July 2012 – Present); Vice President, Voya Family of Funds (March 2010 – Present) and Vice President, Voya Funds Services, LLC (March 2006 - Present). Formerly Managing Paralegal, Registration Statements (June 2003 – July 2012).
Craig Wheeler 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 47	Vice President	May 2013 - Present	Vice President – Director of Tax, Voya Investments, LLC (October 2015 – Present). Formerly, Vice President – Director of Tax, Voya Funds Services, LLC (March 2013 – October 2015). Formerly, Assistant Vice President – Director of Tax, Voya Funds Services, LLC (March 2008 – February 2013).
Huey P. Falgout, Jr. 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 52	Secretary	August 2003 - Present	Senior Vice President and Chief Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Paul A. Caldarelli 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 64	Assistant Secretary	June 2010 - Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
Theresa K. Kelety 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258-2034 Age: 53	Assistant Secretary	August 2003 - Present	Vice President and Senior Counsel, Voya Investment Management – Mutual Fund Legal Department (March 2010 – Present).
1	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

The Board of Trustees
The Trust and the Portfolio are governed by the Board, which oversees the Trust’s business and affairs. The Board delegates the day-to-day management of the Trust and the Portfolio to the Trust’s Officers and to various service providers that have been contractually retained to provide such day-to-day services. The Voya entities that render services to the Trust and the Portfolio do so pursuant to contracts that have been approved by the Board. The Trustees are experienced executives who, among other duties, oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio’s investment performance.
The Board Leadership Structure and Related Matters
The Board is comprised of twelve (12) members, eleven (11) of whom are independent or disinterested persons, which means that they are not “interested persons” of the Portfolio as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”).
The Trust is one of 24 registered investment companies (with a total of approximately 151 separate series) in the Voya family of funds and all of the Trustees serve as members of, as applicable, each investment company’s Board of Directors or Board of Trustees. The Board employs substantially the same leadership structure with respect to each of these investment companies.
One of the Independent Trustees, currently John V. Boyer, serves as the Chairperson of the Board of the Trust. The responsibilities of the Chairperson of the Board include: coordinating with management in the preparation of agendas for Board meetings; presiding at Board meetings; between Board meetings, serving as a primary liaison with other Trustees, officers of the Trust, management personnel, and legal counsel to the Independent Trustees; and such other duties as the Board periodically may determine. Mr. Boyer does not hold a position with any firm that is a sponsor of the Trust. The designation of an individual as the Chairperson does not impose on such Independent Trustee any duties, obligations or liabilities greater than the duties, obligations or liabilities imposed on such person as a member of the Board, generally.
The Board performs many of its oversight and other activities through the committee structure described below in the “Board Committees” section. Each Committee operates pursuant to a written Charter approved by the Board. The Board currently conducts regular meetings eight (8) times a year. Six (6) of these regular meetings consist of sessions held over a three-day period, and two (2) of these meetings consist of a one-day session. In addition, during the course of a year, the Board and many of its Committees typically hold special meetings by telephone or in person to discuss specific matters that require action prior to the next regular meeting. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.
The Board believes that its committee structure is an effective means of empowering the Trustees to perform their fiduciary and other duties. For example, the Board’s committee structure facilitates, as appropriate, the ability of individual Board members to receive detailed presentations on topics under their review and to develop increased familiarity with respect to such topics and with key personnel at relevant service providers. At least annually, with guidance from its Nominating and Governance Committee, the Board analyzes whether there are potential means to enhance the efficiency and effectiveness of the Board’s operations.
Board Committees
Audit Committee. The Board has established an Audit Committee whose functions include, among other things, (i) meeting with the independent registered public accounting firm of the Trust to review the scope of the Trust’s audit, the Trust’s financial statements and accounting controls; (ii) meeting with management concerning these matters, internal audit activities and other matters; and (iii) overseeing the implementation of the Voya funds’ valuation procedures and the fair value determinations made with respect to securities held by the Voya funds for which market value quotations are not readily available. The Audit Committee currently consists of six (6) Independent Trustees. The following Trustees currently serve as members of the Audit Committee: Ms. Baldwin and Messrs. Drotch, Gavin, Kenny, Obermeyer, and Vincent. Mr. Drotch currently serves as the Chairperson of the Audit Committee. Ms. Baldwin and Messrs. Drotch, Kenny, Obermeyer, and Vincent have each been designated as Audit Committee Financial Experts under the Sarbanes-Oxley Act of 2002. The Audit Committee currently meets regularly five (5) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Audit Committee held six (6) meetings during the fiscal year ended December 31, 2015. The Audit Committee and Compliance Committee sometimes meet jointly to consider matters that are reviewed by both Committees. The Committees held one (1) such additional joint meeting during the fiscal year ended December 31, 2015.
Compliance Committee. The Board has established a Compliance Committee for the purpose of, among other things: (i) providing oversight with respect to compliance by the funds in the Voya family of funds and their service providers with applicable laws, regulations, and internal policies and procedures affecting the operations of the funds; (ii) serving as a committee, and in such capacity, to receive, retain, and act upon reports of evidence of possible material violations of applicable U.S. federal or state securities laws and breaches of fiduciary duty arising under U.S. federal or state laws; (iii) coordinating activities between the Board and the Chief Compliance Officer (“CCO”) of the funds; (iv) facilitating information flow among Board members and the CCO between Board meetings; (v) working with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; (vi) making recommendations regarding the role, performance and oversight of the CCO; (vii) overseeing management’s administration of proxy voting; and (viii) overseeing the effectiveness of brokerage usage by the Trust’s advisers or sub-advisers, as applicable, and compliance with regulations regarding the allocation of brokerage for services.
The Compliance Committee currently consists of five (5) Independent Trustees: Mses. Chadwick and Pressler, and Messrs. Boyer, Jones, and Sullivan. Mr. Jones currently serves as the Chairperson of the Compliance Committee. The Compliance Committee currently meets regularly four (4) times per year, and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Compliance Committee held five (5) meetings during the fiscal year ended December 31, 2015. The Audit Committee and Compliance Committee sometimes meet jointly to consider matters that are reviewed by both Committees.

The Committees held one (1) such additional joint meeting during the fiscal year ended December 31, 2015.
Contracts Committee. The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the Voya funds (including the Portfolio). The responsibilities of the Contracts Committee include, among other things: (i) identifying the scope and format of information to be provided by service providers in connection with applicable contract approvals or renewals; (ii) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (iii) evaluating regulatory and other developments that might have an impact on applicable approval and renewal processes; (iv) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (v) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; (vi) recommending to the Board specific steps to be taken by it regarding the contracts approval and renewal process, including, for example, proposed schedules of meetings by the Trustees; and (vii) otherwise providing assistance in connection with Board decisions to renew, reject, or modify agreements or plans.
The Contracts Committee currently consists of all eleven (11) of the Independent Trustees of the Board. Ms. Pressler currently serves as the Chairperson of the Contracts Committee. It is expected that the Contracts Committee will meet regularly six (6) times per year and may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Contracts Committee held six (6) meetings during the fiscal year ended December 31, 2015.
On January 23, 2014, the Board established a Contracts Sub-Committee for the purpose of initially reviewing substantially all of the matters considered by the Contracts Committee. The Contracts Sub-Committee consisted of seven (7) Independent Trustees. The following current six (6) Trustees served as members of the Contracts Sub-Committee: Mses. Baldwin, Chadwick and Pressler, and Messrs. Boyer, Obermeyer, and Vincent. Ms. Pressler served as the Chairperson of the Contracts Sub-Committee. The Contracts Sub-Committee held one (1) meeting during the fiscal year ended December 31, 2015.
On January 22, 2015, the Board discontinued the Contracts Sub-Committee, at which point it was determined that the activities performed by the Contracts Sub-Committee would be performed by the Contracts Committee.
Investment Review Committees. The Board has established, for all of the funds under its direction, the following three Investment Review Committees: (i) the Joint Investment Review Committee (“Joint IRC”); (ii) the Investment Review Committee for the Domestic Equity Funds (“DE IRC”); and (iii) the Investment Review Committee for the International/Balanced/Fixed-Income Funds (“I/B/F IRC”). Each of the Investment Review Committees perform the following functions, among other things: (i) monitoring the investment performance of the funds in the Voya family of funds that are assigned to that Committee; and (ii) making recommendations to the Board with respect to investment management activities performed by the advisers and/or sub-advisers on behalf of such Voya funds, and reviewing and making recommendations regarding proposals by management to retain new or additional sub-advisers for these Voya funds. The Portfolio is monitored by the Investment Review Committees, as indicated below. Each committee is described below.
Portfolio	Joint IRC	DE IRC	I/B/F IRC
VY ® Goldman Sachs Bond Portfolio			X
The Joint IRC currently consists of eleven (11) Independent Trustees and one (1) Trustee who is an “interested person” of the funds in the Voya family of funds, as defined in the 1940 Act (“Interested Trustee”). Mr. Obermeyer currently serves as the Chairperson of the Joint IRC. The Joint IRC currently meets regularly six (6) times per year. The Joint IRC held six (6) meetings during the fiscal year ended December 31, 2015.
The DE IRC currently consists of six (6) Independent Trustees. The following Trustees serve as members of the DE IRC: Ms. Baldwin, and Messrs. Drotch, Gavin, Jones, Obermeyer, and Vincent. Ms. Baldwin currently serves as the Chairperson of the DE IRC. The DE IRC currently meets regularly six (6) times per year. The DE IRC held six (6) meetings during the fiscal year ended December 31, 2015.
The I/B/F IRC currently consists of five (5) Independent Trustees and one (1) Interested Trustee. The following Trustees serve as members of the I/B/F IRC: Mses. Chadwick and Pressler, and Messrs. Boyer, Kenny, Mathews, and Sullivan. Ms. Chadwick currently serves as the Chairperson of the I/B/F IRC. The I/B/F IRC currently meets regularly six (6) times per year. The I/B/F IRC held six (6) meetings during the fiscal year ended December 31, 2015.
Nominating and Governance Committee. The Board has established a Nominating and Governance Committee for the purpose of, among other things: (i) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (ii) reviewing workload and capabilities of Independent Trustees and recommending changes to the size or composition of the Board, as necessary; (iii) monitoring regulatory developments and recommending modifications to the Committee’s responsibilities; (iv) considering and, if appropriate, recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and “best practices” in corporate governance; (v) conducting an annual review of the membership and chairpersons of all Board committees and of practices relating to such membership and chairpersons; (vi) undertaking a periodic study of compensation paid to independent board members of investment companies and making recommendations for any compensation changes for the Independent Trustees; (vii) overseeing the Board’s annual self-evaluation process; (viii) developing (with assistance from management) an annual meeting calendar for the Board and its committees; and (ix) overseeing actions to facilitate attendance by Independent Trustees at relevant educational seminars and similar programs.

In evaluating potential candidates to fill Independent Trustee vacancies on the Board, the Nominating and Governance Committee will consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee will consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees that it identifies as potential candidates. A shareholder nominee for Trustee should be submitted in writing to the Trust’s Secretary at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Any such shareholder nomination should include at least the following information as to each individual proposed for nomination as Trustee: such person’s written consent to be named in a proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules, and regulations, including such information as the Board may reasonably deem necessary to satisfy its oversight and due diligence duties.
The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely in connection with a shareholder meeting to elect Trustees, any such submission must be delivered to the Trust’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Trust with the SEC.
The Nominating and Governance Committee currently consists of six (6) Independent Trustees. The following Trustees serve as members of the Nominating and Governance Committee: Mses. Baldwin and Chadwick, and Messrs. Boyer, Drotch, Jones, and Kenny. Mr. Kenny currently serves as the Chairperson of the Nominating and Governance Committee. The Nominating and Governance Committee typically meets three (3) times per year and on an as-needed basis. The Nominating and Governance Committee held three (3) meetings during the fiscal year ended December 31, 2015.
The Board’s Risk Oversight Role
The day-to-day management of various risks relating to the administration and operation of the Trust and the Portfolio is the responsibility of management and other service providers retained by the Board or by management, most of whom employ professional personnel who have risk management responsibilities. The Board oversees this risk management function consistent with and as part of its oversight duties. The Board performs this risk management oversight function directly and, with respect to various matters, through its committees. The following description provides an overview of many, but not all, aspects of the Board’s oversight of risk management for the Portfolio. In this connection, the Board has been advised that it is not practicable to identify all of the risks that may impact the Portfolio or to develop procedures or controls that are designed to eliminate all such risk exposures, and that applicable securities law regulations do not contemplate that all such risks be identified and addressed.
The Board, working with management personnel and other service providers, has endeavored to identify the primary risks that confront the Portfolio. In general, these risks include, among others: (i) investment risks; (ii) credit risks; (iii) liquidity risks; (iv) valuation risks; (v) operational risks; (vi) reputational risks; (vii) regulatory risks; (viii) risks related to potential legislative changes; (ix) the risk of conflicts of interest affecting Voya affiliates in managing the Portfolio; and (x) cybersecurity risks. The Board has adopted and periodically reviews various policies and procedures that are designed to address these and other risks confronting the Portfolio. In addition, many service providers to the Portfolio have adopted their own policies, procedures, and controls designed to address particular risks to the Portfolio. The Board and persons retained to render advice and service to the Board periodically review and/or monitor changes to, and developments relating to, the effectiveness of these policies and procedures.
The Board oversees risk management activities in part through receipt and review by the Board or its committees of regular and special reports, presentations and other information from Officers of the Trust, including the CCOs for the Trust and the Adviser and the Trust’s Chief Investment Risk Officer (“CIRO”), and from other service providers. For example, management personnel and the other persons make regular reports and presentations to: (i) the Compliance Committee regarding compliance with regulatory requirements; (ii) the Investment Review Committees regarding investment activities and strategies that may pose particular risks; (iii) the Audit Committee with respect to financial reporting controls and internal audit activities; (iv) the Nominating and Governance Committee regarding corporate governance and best practice developments; and (v) the Contracts Committee regarding regulatory and related developments that might impact the retention of service providers to the Trust. The CIRO oversees an Investment Risk Department (“IRD”) that provides an independent source of analysis and research for Board members in connection with their oversight of the investment process and performance of portfolio managers. Among its other duties, the IRD seeks to identify and, where practicable, measure the investment risks being taken by the Portfolio’s portfolio managers. Although the IRD works closely with management of the Trust in performing its duties, the CIRO is directly accountable to, and maintains an ongoing dialogue with, the Independent Trustees.
Qualifications of the Trustees
The Board believes that each of its Trustees is qualified to serve as a Trustee of the Trust based on its review of the experience, qualifications, attributes, and skills of each Trustee. The Board bases this conclusion on its consideration of various criteria, no one of which is controlling. Among others, the Board has considered the following factors with respect to each Trustee: strong character and high integrity; an ability to review, evaluate, analyze, and discuss information provided; the ability to exercise effective business judgment in protecting shareholder interests while taking into account different points of views; a background in financial, investment, accounting, business, regulatory, or other skills that would be relevant to the performance of a Trustee's duties; the ability and willingness to commit the time necessary to perform his or her duties; and the ability to work in a collegial manner with other Board members. Each Trustee's ability to perform his or her duties effectively is evidenced by his or her: experience in the investment management business; related consulting experience;

other professional experience; experience serving on the boards of directors/trustees of other public companies; educational background and professional training; prior experience serving on the Board, as well as the boards of other investment companies in the Voya family of funds and/or of other investment companies; and experience as attendees or participants in conferences and seminars that are focused on investment company matters and/or duties that are specific to board members of registered investment companies.
Information indicating certain of the specific experience and qualifications of each Trustee relevant to the Board’s belief that the Trustee should serve in this capacity is provided in the table above that provides information about each Trustee. That table includes, for each Trustee, positions held with the Trust, the length of such service, principal occupations during the past five (5) years, the number of series within the Voya family of funds for which the Trustee serves as a Board member, and certain directorships held during the past five (5) years. Set forth below are certain additional specific experiences, qualifications, attributes, or skills that the Board believes support a conclusion that each Trustee should serve as a Board member in light of the Trust’s business and structure.
Colleen D. Baldwin has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2007. She also has served as the Chairperson of the Trust’s DE IRC since January 23, 2014 and, prior to that, as the Chairperson of the Trust’s Nominating and Governance Committee since 2009. Ms. Baldwin is currently an Independent Board Director of DSM/Dentaquest and is currently the Chairperson of its Audit Committee and a member of its Finance/Investment Review Committee. Ms. Baldwin has been President of Glantuam Partners, LLC, a business consulting firm, since 2009. Prior to that, she served in senior positions at the following financial services firms: Chief Operating Officer for Ivy Asset Management, Inc. (2002-2004), a hedge fund manager; Chief Operating Officer and Head of Global Business and Product Development for AIG Global Investment Group (1995-2002), a global investment management firm; Senior Vice President at Bankers Trust Company (1994-1995); and Senior Managing Director at J.P. Morgan & Company (1987-1994). Ms. Baldwin began her career in 1981 at AT&T/Bell Labs as a systems analyst. Ms. Baldwin holds a B.S. from Fordham University and an M.B.A. from Pace University.
John V. Boyer has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2005. He also has served as the Chairperson of the Trust’s Board of Trustees since January 22, 2014 and, prior to that, as the Chairperson of the Trust’s I/B/F IRC since 2006. Prior to that, he served as the Chairperson of the Compliance Committee for other funds in the Voya family of funds. Since 2008, Mr. Boyer has been President and CEO of the Bechtler Arts Foundation for which, among his other duties, Mr. Boyer oversees all fiduciary aspects of the Foundation and assists in the oversight of the Foundation’s endowment fund. Previously, he served as President and Chief Executive Officer of the Franklin and Eleanor Roosevelt Institute (2006-2007) and as Executive Director of The Mark Twain House & Museum (1989-2006) where he was responsible for overseeing business operations, including endowment funds. He also served as a board member of certain predecessor mutual funds of the Voya family of funds (1997-2005). Mr. Boyer holds a B.A. from the University of California, Santa Barbara and an M.F.A. from Princeton University.
Patricia W. Chadwick has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of the Trust’s I/B/F IRC since January 23, 2014 and, prior to that, as the Chairperson of the Trust’s DE IRC since 2007. Since 2000, Ms. Chadwick has been the Founder and President of Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy. She also is a director of The Royce Funds (since 2009), Wisconsin Energy Corp. (since 2006), and AMICA Mutual Insurance Company (since 1992). Previously, she served in senior roles at several major financial services firms where her duties included the management of corporate pension funds, endowments, and foundations, as well as management responsibilities for an asset management business. Ms. Chadwick holds a B.A. from Boston University and is a Chartered Financial Analyst.
Peter S. Drotch has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2007. He has also served as the Chairperson of the Trust’s Audit Committee since January 1, 2015. Prior to his retirement in 2000, he was a partner at the accounting firm of PricewaterhouseCoopers LLP, where he was the leader of the firm’s U.S. Investment Management practice group and a member of its global leadership team where he acquired extensive experience with respect to audits and other financial matters relating to registered investment companies. Since his retirement, he also has served on the boards of registered investment companies in other fund complexes (the State Street Research Funds and BlackRock Funds) from 2004 to 2006 and as a consultant with respect to investment company regulatory compliance matters. Mr. Drotch is also a Director of First Marblehead Corporation (student loans), Tufts Health Plan (health insurance), and the University of Connecticut Foundation, Inc. Mr. Drotch holds a B.S. from the University of Connecticut and is a retired Certified Public Accountant.
Martin J. Gavin has been a Trustee of the Trust since August 1, 2015. Mr. Gavin previously served as a Trustee of the Trust from May 21, 2013 until September 12, 2013, and as a board member of other investment companies in the Voya family of funds from 2009 until 2010 and from 2011 until September 12, 2013.
Mr. Gavin was the President and Chief Executive Officer of the Connecticut Children’s Medical Center from 2006 to 2015. Prior to his position at Connecticut Children’s Medical Center, Mr. Gavin worked in the insurance and investment industries for more than 27 years. Mr. Gavin served in several senior executive positions with The Phoenix Companies during a 16 year period, including as President of Phoenix Trust Operations, Executive Vice President and Chief Financial Officer of Phoenix Duff & Phelps, a publicly-traded investment management company, and Senior Vice President of Investment Operations at Phoenix Home Life. Mr. Gavin holds a B.A. from the University of Connecticut.
Russell H. Jones has been a Trustee of the Trust since May 21, 2013, and a board member of other investment companies in the Voya family of funds since December 2007. He also has served as the Chairperson of the Trust’s Compliance Committee since January 23, 2014. From 1973 until his retirement in 2008, Mr. Jones served in various positions at Kaman Corporation, an aerospace and industrial distribution manufacturer, including Senior Vice President, Chief Investment Officer and Treasurer, Principal Investor Relations Officer,

Principal Public Relations Officer and Corporate Parent Treasurer. Mr. Jones served as an Independent Director and Chair of the Contracts Committee for CIGNA Mutual Funds from 1995 until 2005. Mr. Jones also served as President of the Hartford Area Business Economists from 1986 until 1987. Mr. Jones holds a B.A. from the University of Connecticut and an M.A. from the Hartford Seminary.
Patrick W. Kenny has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2005. He also has served as the Chairperson of the Trust’s Nominating and Governance Committee since January 23, 2014 and, prior to that, as the Chairperson of the Trust’s Compliance Committee since 2006. He previously served as President and Chief Executive Officer (2001-2009) of the International Insurance Society (insurance trade association), Executive Vice President (1998-2001) of Frontier Insurance Group (property and casualty insurance company), Senior Vice President (1995-1998) of SS&C Technologies (software and technology company), Chief Financial Officer (1988-1994) of Aetna Life & Casualty Company (multi-line insurance company), and as Partner (until 1988) of KPMG LLP (accounting firm). Mr. Kenny currently serves (since 2004) on the board of directors of Assured Guaranty Ltd. (provider of financial guaranty insurance) and previously served on the boards of Odyssey Re Holdings Corporation (multi-line reinsurance company) (2006-2009) and of certain predecessor mutual funds of the Voya family of funds (2002-2005). Mr. Kenny holds a B.B.A. from the University of Notre Dame and an M.A. from the University of Missouri and is a Certified Public Accountant.
Shaun P. Mathews has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2007. He also is President and Chief Executive Officer of Voya Investments, LLC (2006 to present). Mr. Mathews previously served as President of Voya Mutual Funds and Investment Products (2004-2006) and several other senior management positions in various aspects of the financial services business.
Joseph E. Obermeyer has been a Trustee of the Trust since May 21, 2013, and a board member of other investment companies in the Voya family of funds since 2003. He also has served as the Chairperson of the Trust’s Joint IRC since January 23, 2014. Mr. Obermeyer is the founder and President of Obermeyer & Associates, Inc., a provider of financial and economic consulting services since 1999. Prior to founding Obermeyer & Associates, Mr. Obermeyer had more than 15 years of experience in accounting, including serving as a Senior Manager at Arthur Andersen LLP from 1995 until 1999. Previously, Mr. Obermeyer served as a Senior Manager at Coopers & Lybrand LLP from 1993 until 1995, as a Manager at Price Waterhouse from 1988 until 1993, Second Vice President from 1985 until 1988 at Smith Barney, and as a consultant with Arthur Andersen & Co. from 1984 until 1985. Mr. Obermeyer holds a B.A. in Business Administration from the University of Cincinnati, an M.B.A. from Indiana University, and post graduate certificates from the University of Tilburg and INSEAD.
Sheryl K. Pressler has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 2006. She also has served as the Chairperson of the Trust’s Contracts Committee since 2007. Ms. Pressler has served as a consultant on financial matters since 2001. Previously, she held various senior positions involving financial services, including as Chief Executive Officer (2000-2001) of Lend Lease Real Estate Investments, Inc. (real estate investment management and mortgage servicing firm), Chief Investment Officer (1994-2000) of California Public Employees’ Retirement System (state pension fund), Director of Stillwater Mining Company (May 2002 – May 2013), and Director of Retirement Funds Management (1981-1994) of McDonnell Douglas Corporation (aircraft manufacturer). Ms. Pressler holds a B.A. from Webster University and an M.B.A. from Washington University.
Christopher P. Sullivan has been a Trustee of the Trust since October 1, 2015. He retired from Fidelity Management & Research in October 2012, following three years as first the President of the Bond Group and then the Head of Institutional Fixed Income. Previously, Mr. Sullivan served as Managing Director and Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009) and prior to that, Senior Vice President at PIMCO (1997-2001). He currently serves as a Director of Rimrock Funds (since 2013), a fixed income hedge fund. He is also a Senior Advisor to Asset Grade (since 2013), a private wealth management firm, and serves as a Trustee of the Overlook Foundation, a foundation that supports Overlook Hospital in Summit, New Jersey. In addition to his undergraduate degree from the University of Chicago, Mr. Sullivan holds an M.A. degree from the University of California at Los Angeles and is a Chartered Financial Analyst.
Roger B. Vincent has been a Trustee of the Trust and a board member of other investment companies in the Voya family of funds since 1994. He also has served as the Chairperson of the Trust’s Board of Trustees from 2007 – January 21, 2014 and, prior to that, as the Chairperson of the Trust’s Contracts Committee and the DE IRC. Mr. Vincent retired as President of Springwell Corporation (a corporate finance firm) in 2011 where he had worked since 1989. He is a Director of UGI Corporation and UGI Utilities, Inc. (since 2006). He previously worked for 20 years at Bankers Trust Company where he was a Managing Director and a member of the bank’s senior executive partnership. He also previously served as a Director of AmeriGas Partners, L.P. (1998-2006), Tatham Offshore, Inc. (1996-2000), and Petrolane, Inc. (1993-1995), and as a board member of certain predecessor funds of the Voya family of funds (1993-2002). Mr. Vincent is a member of the board of the Mutual Fund Directors Forum and a past Director of the National Association of Corporate Directors. Mr. Vincent holds a B.S. from Yale University and an M.B.A. from Harvard University.
Trustee Ownership of Securities
In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds in the Voya family of funds at all times (“Ownership Policy”). For this purpose, beneficial ownership of shares of a Voya fund include, in addition to direct ownership of Voya fund shares, ownership of a variable contract whose proceeds are invested in a Voya fund within the Voya family of funds, as well as deferred compensation payments under the Board’s deferred compensation arrangements pursuant to which the future value of such payments is based on the notional value of designated funds within the Voya family of funds.

Prior to May 22, 2014, under this Ownership Policy, the initial value of investments in the Voya family of funds that Trustees were required to beneficially own must have been equal to at least $100,000. On May 22, 2014, the Board amended the Ownership Policy to increase the initial value of investments that a Trustee must own in the Voya family of funds to $230,000.
On January 22, 2015, the Board again amended the Ownership Policy (the “Amended Ownership Policy”) to require the initial value of investments in the Voya family of funds that are directly or indirectly owned by the Trustees to equal or exceed the annual retainer fee for Board services (excluding any annual retainers for service as chairpersons of the Board or its committees or as members of committees), as such retainer shall be adjusted from time to time.
The Amended Ownership Policy provides that existing Trustees shall have a reasonable amount of time from the date of any recent or future increase in the minimum ownership requirements in order to satisfy the minimum share ownership requirements. In addition, the Amended Ownership Policy provides that a new Trustee shall satisfy the minimum share ownership requirements within a reasonable time of becoming a Trustee. For purposes of the Amended Ownership Policy, a reasonable period of time will be deemed to be, as applicable, no more than three years after a Trustee has assumed that position with the Voya family of funds or no more than one year after an increase in the minimum share ownership requirement due to changes in annual Board retainer fees. A decline in value of any fund investments will not cause a Trustee to have to make any additional investments under this Policy.
Investment in mutual funds of the Voya family of funds by the Trustees pursuant to this Ownership Policy are subject to: (i) policies, applied by the mutual funds of the Voya family of funds to other similar investors, that are designed to prevent inappropriate market timing trading practices; and (ii) any provisions of the Code of Ethics for the Voya family of funds that otherwise apply to the Trustees.
Trustees' Portfolio Equity Ownership Positions
The following table sets forth information regarding each Trustee's beneficial ownership of equity securities of the Portfolio and the aggregate holdings of shares of equity securities of all the funds in the Voya family of funds for the calendar year ended December 31, 2015.
Portfolio	Dollar Range of Equity Securities in the Portfolio as of December 31, 2015
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Peter S. Drotch	Martin J. Gavin[2]	Russell H. Jones
VY ® Goldman Sachs Bond Portfolio	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Voya family of funds	Over $100,000[1]	Over $100,000 Over $100,000[1]	Over $100,000	Over $100,000	Over $100,000[1]	Over $100,000[1]

Portfolio	Dollar Range of Equity Securities in the Portfolio as of December 31, 2015
	Patrick W. Kenny	Shaun P. Mathews	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan[3]	Roger B. Vincent
VY ® Goldman Sachs Bond Portfolio	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Voya family of funds	Over $100,000 Over $100,000[1]	Over $100,000 Over $100,000[1]	Over $100,000[1]	Over $100,000[1]	None	Over $100,000 Over $100,000[1]
1	Includes the value of shares in which a Trustee has an indirect interest through a deferred compensation plan and/or a 401(K) plan.
2	Mr. Gavin was appointed as Trustee effective August 1, 2015.
3	Mr. Sullivan was appointed as Trustee effective October 1, 2015.
Independent Trustee Ownership of Securities of the Adviser, Underwriter, and their Affiliates
The following table sets forth information regarding each Independent Trustee's (and his/her immediate family members) share ownership, beneficially or of record, in securities of the Portfolio’s Adviser or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Principal Underwriter of the Portfolio (not including registered investment companies) as of December 31, 2015.

Name of Trustee	Name of Owners and Relationship to Trustee	Company	Title of Class	Value of Securities	Percentage of Class
Colleen D. Baldwin	N/A	N/A	N/A	N/A	N/A
John V. Boyer	N/A	N/A	N/A	N/A	N/A
Patricia W. Chadwick	N/A	N/A	N/A	N/A	N/A
Peter S. Drotch	N/A	N/A	N/A	N/A	N/A
Marin J. Gavin	N/A	N/A	N/A	N/A	N/A
Russell H. Jones	N/A	N/A	N/A	N/A	N/A
Patrick W. Kenny	N/A	N/A	N/A	N/A	N/A
Joseph Obermeyer	N/A	N/A	N/A	N/A	N/A
Sheryl K. Pressler	N/A	N/A	N/A	N/A	N/A
Christopher P. Sullivan	N/A	N/A	N/A	N/A	N/A
Roger B. Vincent	N/A	N/A	N/A	N/A	N/A
Trustee Compensation
Each Trustee is reimbursed for reasonable expenses incurred in connection with each meeting of the Board or any of its Committee meetings attended. Each Independent Trustee is compensated for his or her services, on a quarterly basis, according to a fee schedule adopted by the Board. The Board may from time to time designate other meetings as subject to compensation.
The Portfolio pays each Trustee who is not an interested person of the Portfolio his or her pro rata share, as described below, of: (i) an annual retainer of $250,000; (ii) Mr. Boyer, as the Chairperson of the Board, receives an additional annual retainer of $100,000; (iii) Mses. Baldwin, Chadwick, and Pressler and Messrs. Drotch, Jones, Kenny, and Obermeyer as the Chairpersons of Committees of the Board, each receive an additional annual retainer of $30,000, $30,000, $65,000, $25,000, $25,000, $25,000, and $30,000, respectively; (iv) $10,000 per attendance at any of the regularly scheduled meetings (four (4) quarterly meetings, two (2) auxiliary meetings, and two (2) annual contract review meetings); and (v) out-of-pocket expenses. The Board at its discretion may from time to time designate other special meetings as subject to an attendance fee in the amount of $5,000 for in-person meetings and $2,500 for special telephonic meetings.
The pro rata share paid by the Portfolio is based on the Portfolio’s average net assets as a percentage of the average net assets of all the funds managed by the adviser or its affiliate for which the Trustees serve in common as Trustees.
Future Compensation Payment
Certain future payment arrangements apply to certain Trustees. More particularly, each non-interested Trustee, with the exception of Messrs.  Jones and Obermeyer, who was a Trustee on or before May 9, 2007, and who will have served as a non-interested Trustee for five or more years for one or more funds in the Voya family of funds is entitled to a future payment (“Future Payment”), if such Trustee:  (i) retires in accordance with the Board’s retirement policy; (ii) dies; or (iii) becomes disabled.  The Future Payment shall be made promptly to, as applicable, the Trustee or the Trustee’s estate, in an amount equal to two (2) times the annual compensation payable to such Trustee, as in effect at the time of his or her retirement, death or disability if the Trustee had served as Trustee for at least five years as of May 9, 2007, or in a lesser amount calculated based on the proportion of time served by such Trustee (as compared to five years) as of May 9, 2007.  The annual compensation determination shall be based upon the annual Board membership retainer fee in effect at the time of that Trustee’s retirement, death or disability (but not any separate annual retainer fees for chairpersons of committees and of the Board), provided that the annual compensation used for this purpose shall not exceed the annual retainer fees as of May 9, 2007.  This amount shall be paid by the Voya fund or Voya funds on whose Board the Trustee was serving at the time of his or her retirement, death, or disability.  Each applicable Trustee may elect to receive payment of his or her benefit in a lump sum or in three substantially equal payments.
Compensation Table
The following table sets forth information provided by the Portfolio’s Adviser regarding compensation of Trustees by the Portfolio and other funds managed by the Adviser and its affiliates for the fiscal year ended December 31, 2015. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by the Adviser or its affiliates.
Portfolio	Aggregate Compensation
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Albert E. DePrince, Jr.[1]	Peter S. Drotch	Martin J. Gavin[3]
VY ® Goldman Sachs Bond Portfolio	$499.50	$593.78	$499.50	$459.09	$492.77	$276.41
Pension or Retirement Benefits Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A	N/A

Portfolio	Aggregate Compensation
	Colleen D. Baldwin	John V. Boyer	Patricia W. Chadwick	Albert E. DePrince, Jr.[1]	Peter S. Drotch	Martin J. Gavin[3]
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation from the Portfolio and the Voya family of funds Paid to Trustees	$367,500.00 [2]	$437,500.00 [2]	$367,500.00	$337,500.00	$362,500.00	$151,440.35 [2]

Portfolio	Aggregate Compensation
	Russell H. Jones	Patrick W. Kenny	Joseph E. Obermeyer	Sheryl K. Pressler	Christopher P. Sullivan[4]	Roger B. Vincent
VY ® Goldman Sachs Bond Portfolio	$492.77	$488.18	$459.09	$546.64	$271.82	$459.09
Pension or Retirement Benefits Accrued as Part of Fund Expenses	N/A	N/A	N/A	N/A	N/A	N/A
Estimated Annual Benefits Upon Retirement	N/A	N/A	N/A	N/A	N/A	N/A
Total Compensation from the Portfolio and the Voya family of funds Paid to Trustees	$362,500.00 [2]	$360,000.00 [2]	$367,500.00 [2]	$402,500.00 [2]	$148,940.35	$337,500.00
1	Dr. DePrince retired as a Trustee effective December 31, 2015.
2	During the fiscal year ended December 31, 2015, Ms. Baldwin, Mr. Boyer, Mr. Gavin, Mr. Jones, Mr. Kenny, Mr. Obermeyer, and Ms. Pressler deferred $50,000, $20,000, $75,720, $112,500, $90,000, $36,750, and $60,000, respectively, of their compensation from the Voya family of funds.
3	Mr. Gavin was appointed as Trustee effective August 1, 2015.
4	Mr. Sullivan was appointed as Trustee effective October 1, 2015.
CODE OF ETHICS
The Portfolio, the Adviser, the Sub-Adviser, and the Distributor have adopted a code of ethics (“Code of Ethics”) governing personal trading activities of all Trustees, Officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of or obtain information pertaining to any purchase or sale of a security by the Portfolio. The Code of Ethics is intended to prohibit fraud against a Portfolio that may arise from the personal trading of securities that may be purchased or held by that Portfolio or of the Portfolio’s shares. The Code of Ethics prohibits short-term trading of a Portfolio’s shares by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however, such persons are generally required to pre-clear all security transactions with the Portfolio’s Adviser or its affiliates and to report all transactions on a regular basis.
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. A control person may have a significant impact on matters submitted to a shareholder vote.
Shares of the Portfolio are owned by: insurance companies as depositors of Separate Accounts which are used to fund Variable Contracts; Qualified Plans; investment advisers and their affiliates in connection with the creation or management of the Portfolio; and certain other investment companies.
Trustee and Officer Holdings
As of April 8, 2016, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Portfolio’s outstanding shares.
Principal Shareholders
As of April 8, 2016, to the best knowledge of management, no person owned beneficially or of-record 5% or more of the outstanding shares of any class of a Portfolio or 5% or more of the outstanding shares of a Portfolio addressed herein, except as set forth in the table below. The Trust has no knowledge as to whether all or any portion of shares owned of-record are also owned beneficially.

Name of Portfolio	Class	Name and Address	Percentage of Class	Percentage of Portfolio
VY ® Goldman Sachs Bond Portfolio	NA	Voya Solution Income Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	23.72%	23.72%
VY ® Goldman Sachs Bond Portfolio	NA	Voya Solution 2025 Portfolio Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	15.44%	15.44%
VY ® Goldman Sachs Bond Portfolio	NA	Tomorrow's Scholar 529 Plan FBO Voya 529 Age 18+ Option C/O Voya Investment Management LLC Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	10.39%	52.27%
VY ® Goldman Sachs Bond Portfolio	NA	Tomorrow's Scholar 529 Plan FBO Voya 529 Age 13-14 Option C/O Voya Investment Management LLC Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	7.41%	52.27%
VY ® Goldman Sachs Bond Portfolio	NA	Tomorrow's Scholar 529 Plan FBO Voya 529 Conservative Plus Option C/O Voya Investment Management LLC Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	6.01%	52.27%
VY ® Goldman Sachs Bond Portfolio	NA	Tomorrow's Scholar 529 Plan FBO Voya 529 Age 15 Option C/O Voya Investment Management LLC Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.89%	52.27%
VY ® Goldman Sachs Bond Portfolio	NA	Tomorrow's Scholar 529 Plan FBO Voya 529 Age 16 Option C/O Voya Investment Management LLC Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.58%	52.27%
VY ® Goldman Sachs Bond Portfolio	NA	Tomorrow's Scholar 529 Plan FBO Voya 529 Age 17 Option C/O Voya Investment Management LLC Attn: Voya Operations 7337 E Doubletree Ranch Rd, Ste 100 Scottsdale, AZ 85258-2034	5.53%	52.27%
PROXY VOTING PROCEDURES AND GUIDELINES
The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio’s portfolio securities. The proxy voting procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser’s proxy voting procedures, which require the Adviser to vote proxies in accordance with the Portfolio’s proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Compliance Committee oversees the implementation of the Portfolio’s proxy voting procedures and guidelines. A copy of the proxy voting procedures and guidelines of the Portfolio, including procedures of the Adviser, is attached hereto as Appendix B. No later than August 31st of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available online without charge at www.voyainvestments.com or by accessing the SEC’s EDGAR database at www.sec.gov.
ADVISER
The investment adviser for the Portfolio is Voya Investments, LLC (“Voya Investments” or “Adviser”). The Adviser, subject to the authority of the Board, has the overall responsibility for the management of the Portfolio’s portfolio.

The Adviser is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof). The Adviser is an indirect, wholly-owned subsidiary of Voya Financial, Inc. Voya Financial, Inc. is a U.S.-based financial institution with subsidiaries operating in the retirement, investment, and insurance industries.
Investment Management Agreement
The Adviser serves pursuant to an Investment Management Agreement between the Adviser and the Trust on behalf of the Portfolio. Under the Investment Management Agreement, the Adviser oversees, subject to the authority of the Board, the provision of all investment advisory and portfolio management services for the Portfolio. In addition, the Adviser provides administrative services reasonably necessary for the operation of the Portfolio. The Adviser has delegated certain management responsibilities to one or more Sub-Advisers.
Investment Management Services
Among other things, the Adviser (i) provides general investment advice and guidance with respect to the Portfolio and provides advice and guidance to the Portfolio’s Board; (ii) provides the Board with any periodic or special reviews or reporting it requests, including any reports regarding a Sub-Adviser and its investment performance; (iii) oversees management of the Portfolio’s investments and portfolio composition including supervising any Sub-Adviser with respect to the services that such Sub-Adviser provides; (iv) makes available its officers and employees to the Board and officers of the Trust; (v) designates and compensates from its own resources such personnel as the Adviser may consider necessary or appropriate to the performance of its services hereunder; (vi) periodically monitors and evaluates the performance of any Sub-Adviser with respect to the investment objectives and policies of the Portfolio and performs periodic detailed analysis and review of the Sub-Adviser’s investment performance; (vii) reviews, considers and reports on any changes in the personnel of the Sub-Adviser responsible for performing the Sub-Adviser’s obligations or any changes in the ownership or senior management of the Sub-Adviser; (viii) performs periodic in-person or telephonic diligence meetings with the Sub-Adviser; (ix) assists the Board and management of the Portfolio in developing and reviewing information with respect to the initial and subsequent annual approval of the Sub-Advisory Agreement; (x) monitors the Sub-Adviser for compliance with the investment objective or objectives, policies and restrictions of the Portfolio, the 1940 Act, Subchapter M of the Code, and, if applicable, regulations under these provisions, and other applicable law; (xi) if appropriate, analyzes and recommends for consideration by the Board termination of a contract with a Sub-Adviser; (xii) identifies potential successors to or replacements of a Sub-Adviser or potential additional Sub-Adviser, performs appropriate due diligence, and develops and presents recommendations to the Board; and (xiii) is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio’s assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no sub-adviser is engaged to manage the assets of such Portfolio.
In addition, effective May 1, 2015, the Adviser acts as a liaison among the various service providers to the Portfolio, including, among others, the custodian and portfolio accounting agent. The Adviser also reviews the Portfolio for compliance with applicable legal requirements and monitors the Sub-Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio.
Limitation of Liability
The Adviser is not subject to liability to the Portfolio for any act or omission in the course of, or in connection with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Investment Management Agreement.
Continuation and Termination of the Investment Management Agreement
After an initial term of two years, the Investment Management Agreement continues in effect from year to year with respect to the Portfolio so long as such continuance is specifically approved at least annually by: (i) the Board of Trustees; or (ii) the vote of a “majority” of a Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); and provided that such continuance is also approved by a vote of at least a majority of the Independent Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Investment Management Agreement may be terminated as to a particular Portfolio at any time without penalty by (i) the vote of the Board; (ii) the vote of a majority of the Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act) of that Portfolio; or (iii) the Adviser, on sixty (60) days’ prior written notice to the other party. The notice provided for herein may be waived by either party, as a single class, or upon notice given by the Adviser. The Investment Management Agreement will terminate automatically in the event of its “assignment” (as defined in Section 2(a)(4) of the 1940 Act).
Management Fees
The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including executive salaries and expenses of the Trustees and officers of the Trust who are employees of the Adviser or its affiliates, except the CCO and the CIRO. The Adviser pays the fees of the Sub-Adviser.
At a meeting held on March 12, 2015, the Board approved amending and restating the Investment Management Agreement so that, effective May 1, 2015, the terms of the Investment Management Agreement and the Administration Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee.  The single management fee rate under the Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates and, under the Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged.

As compensation for its services, the Portfolio pays its Adviser, expressed as an annual rate, a fee equal to the following as a percentage of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.
Portfolio	Annual Management Fee
VY ® Goldman Sachs Bond Portfolio	0.50% on the first $750 million of the Portfolio’s average daily net assets; and 0.48% of the Portfolio’s average daily net assets in excess of $750 million.
Total Investment Management Fees Paid by the Portfolio
During the past three fiscal years, the Portfolio paid the following investment management fees to its Adviser or its affiliates.
“N/A” in the table indicates that, as the Portfolio was not in operation during the relevant fiscal year, no information is shown.
VY® Goldman Sachs Bond Portfolio commenced operations on February 20, 2015. The amounts shown for 2015 reflect the period from the commencement of operations through the end of the relevant fiscal period.
Portfolio	December 31,
	2015	2014	2013
VY ® Goldman Sachs Bond Portfolio
Management Fee (Prior to May 1, 2015)	$143,551.10	N/A	N/A
Administrative Services Fee (Prior to May 1, 2015)	$ 35,888.00	N/A	N/A
Management Fee including Administrative Services (effective May 1, 2015)	$661,235.90	N/A	N/A
EXPENSES
The Portfolio’s assets may decrease or increase during its fiscal year and the Portfolio’s operating expense ratios may correspondingly increase or decrease.
In addition to the management fee and other fees described previously, the Portfolio pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with the Adviser.
Certain expenses of the Portfolio are generally allocated to the Portfolio, and each class of the Portfolio, in proportion to its pro rata average net assets, provided that expenses that are specific to a class of a Portfolio may be charged directly to that class in accordance with the Trust’s Multiple Class Plan(s) pursuant to Rule 18f-3. However, any Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.
Certain operating expenses shared by several Portfolios are generally allocated amongst those Portfolios based on average net assets.
EXPENSE LIMITATIONS
As described in the Prospectus, the Adviser, Distributor, and/or Sub-Adviser may have entered into one or more expense limitation agreements with the Portfolio pursuant to which they have agreed to waive or limit their fees. In connection with such an agreement, the Adviser, Distributor, or Sub-Adviser, as applicable, will assume expenses (excluding certain expenses as discussed below) so that the total annual ordinary operating expenses of a Portfolio do not exceed the amount specified in that Portfolio’s Prospectus.
Exclusions
Expense limitations do not extend to interest, taxes, other investment-related costs, leverage expenses (as defined below), extraordinary expenses such as litigation and expenses of the CCO and CIRO, other expenses not incurred in the ordinary course of the Portfolio’s business, and expenses of any counsel or other persons or services retained by the Independent Trustees. Leverage expenses shall mean fees, costs, and expenses incurred in connection with a Portfolio’s use of leverage (including, without limitation, expenses incurred by a Portfolio in creating, establishing, and maintaining leverage through borrowings or the issuance of preferred shares). Acquired Fund Fees and Expenses are not covered by any expense limitation agreement.
If an expense limitation is subject to recoupment (as indicated in the Prospectus), the Adviser, Distributor, or Sub-Adviser, as applicable, may recoup any expenses reimbursed within 36 months of the waiver or reimbursement if such recoupment can be achieved without exceeding the expense limit in effect at the time of the recoupment. The Adviser, Distributor, or Sub-Adviser, as applicable, will only be reimbursed for the fees waived or expenses assumed after the effective date of the expense limitation.
NET FUND FEES WAIVED AND/OR REIMBURSED
The table below shows the net fund expenses reimbursed, waived, and any recoupment, if applicable, by the Adviser, Administrator and Distributor for the last three fiscal years. Effective May 1, 2015, the Administrator no longer serves as administrator to the Portfolio.
“N/A” in the table indicates that, as the Portfolio was not in operation during the relevant fiscal year, no information is shown.
VY® Goldman Sachs Bond Portfolio commenced operations on February 20, 2015. The amounts shown for 2015 reflect the period from the commencement of operations through the end of the relevant fiscal period.

Portfolio	December 31,
	2015	2014	2013
VY ® Goldman Sachs Bond Portfolio	($46,923.00)	N/A	N/A
SUB-ADVISER
The Adviser has engaged the services of one or more Sub-Advisers to provide sub-advisory services to the Portfolio and, pursuant to a Sub-Advisory Agreement, has delegated certain management responsibilities to a Sub-Adviser. The Adviser monitors and evaluates the performance of any Sub-Adviser.
A Sub-Adviser provides, subject to the supervision of the Board and the Adviser, a continuous investment program for the Portfolio and determines the composition of the assets of the Portfolio, including determination of the purchase, retention, or sale of the securities, cash and other investments for the Portfolio, in accordance with the Portfolio’s investment objectives, policies and restrictions and applicable laws and regulations.
Limitation of Liability
A Sub-Adviser is not subject to liability to a Portfolio for any act or omission in the course of, or in connection with, rendering services under the Sub-Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Continuation and Termination of the Sub-Advisory Agreement
After an initial term of two years, the Sub-Advisory Agreement continues in effect from year-to-year so long as such continuance is specifically approved at least annually by: (i) the Board; or (ii) the vote of a majority of the Portfolio’s outstanding voting securities (as defined in Section 2(a)(42) of the 1940 Act); provided, that the continuance is also approved by a majority of the Independent Trustees who are not parties to the agreement by a vote cast in person at a meeting called for the purpose of voting on such approval.
The Sub-Advisory Agreement may be terminated as to a particular Portfolio without penalty upon sixty (60) days’ written notice by: (i) the Board; (ii) the majority vote of the outstanding voting securities of the relevant Portfolio; (iii) the Adviser; or (iv) the Sub-Adviser upon 60-90 days’ written notice, depending on the terms of the Sub-Advisory Agreement. The Sub-Advisory Agreement terminates automatically in the event of its assignment or in the event of the termination of the Investment Management Agreement.
Sub-Advisory Fees
The Sub-Adviser receives compensation from the Adviser at the annual rate of a specified percentage of the Portfolio’s average daily net assets, as indicated below. The fee is accrued daily and paid monthly. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.
Portfolio	Sub-Adviser	Annual Sub-Advisory Fee
VY ® Goldman Sachs Bond Portfolio	Goldman Sachs Asset Management, L.P. (“GSAM”)	0.20% on the first $750 million of the Portfolio’s average daily net assets; and 0.18% of the Portfolio’s average daily net assets in excess of $750 million.
Total Sub-Advisory Fees Paid
The following table sets forth the sub-advisory fees paid by the Adviser for the last three fiscal years.
“N/A” in the table indicates that, as the Portfolio was not in operation during the relevant fiscal year, no information is shown.
VY® Goldman Sachs Bond Portfolio commenced operations on February 20, 2015. The amounts shown for 2015 reflect the period from the commencement of operations through the end of the relevant fiscal period.
Portfolio	December 31,
	2015	2014	2013
VY ® Goldman Sachs Bond Portfolio	$336,375.41	N/A	N/A
Portfolio Management
Other Accounts Managed
The following table sets forth the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2015:
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jonathan Beinner	60	$204,044,000,000	336	$193,864,000,000	3,539	$309,424,000,000
Michael Swell	60	$204,044,000,000	336	$193,864,000,000	3,539	$309,424,000,000
Potential Material Conflicts of Interest
GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”) a bank holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs may present conflicts of interest with respect to your fund or limit your fund’s investment activities. Goldman Sachs is a worldwide full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments, and high-net-worth individuals. As such, it acts as an investment banker, research provider, investment manager, financier, advisor, market maker, prime broker, derivatives dealer, lender, counterparty, agent and principal. In those and other capacities, Goldman Sachs advises clients in all markets and transactions and purchases, sells, holds and recommends a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for its own account or for the accounts of its customers, and has other direct and indirect interests, in the global fixed income, currency, commodity, equities, bank loan and other markets and the securities and issuers in which your fund may directly and indirectly invest. Thus, it is likely that your fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs performs or seeks to perform investment banking or other services. As Sub-Adviser of your fund, GSAM receives sub-advisory fees from the Adviser. In addition, GSAM’s affiliates may earn fees from relationships with your fund. Although these fees are generally based on asset levels, the fees are not directly contingent on fund performance, Goldman Sachs may still receive significant compensation from your fund even if shareholders lose money. Goldman Sachs and its affiliates engage in trading and advise accounts and funds which have investment objectives similar to those of your fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as your fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of your fund. The results of your fund’s investment activities, therefore, may differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that your fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for Goldman Sachs or other accounts. In addition, your fund may enter into transactions in which Goldman Sachs or its other clients have an adverse interest. For example, your fund may take a long position in a security at the same time that Goldman Sachs or other accounts managed by GSAM take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact your fund. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of your fund. Your fund’s activities may be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs also provides a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it may create markets or specialize in, have positions in and effect transactions in, securities of issuers held by your fund, and may also perform or seek to perform investment banking and financial services for those issuers. Goldman Sachs and its affiliates may have business relationships with and purchase or distribute or sell services or products from or to, distributors, consultants and others who recommend your fund or who engage in transactions with or for your fund.
For a more detailed description of potential conflicts of interest, please refer to the language from GSAM’s ADV Part 2.
Compensation
Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance and his or her contribution to overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded, in part, for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-3- and 5-year time horizons.
The benchmark for the VY® Goldman Sachs Bond Portfolio is: Barclays U.S. Aggregate Bond Index.
The discretionary variable compensation for portfolio managers is also significantly influenced by: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameter and investment objective of the fund. Other factors may also be considered including: (1) general client/shareholder orientation and (2) teamwork and leadership. Portfolio managers may receive equity-based awards as part of their discretionary variable compensation.
Other Compensation – In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including (1) a 401k program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
Ownership of Securities
The following table shows the dollar range of equity securities of the Portfolio beneficially owned by each portfolio manager as of December 31, 2015, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans:
Portfolio Manager	Dollar Range of Fund Shares Owned
Jonathan Beinner	None
Michael Swell	None
PRINCIPAL UNDERWRITER
Pursuant to the Distribution Agreement (“Distribution Agreement”), Voya Investments Distributor, LLC (the “Distributor”), an indirect, wholly-owned subsidiary of Voya Financial, Inc., serves as principal underwriter and distributor for the Portfolio. The Distributor’s principal offices are located at 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258-2034. Shares of the Portfolio are offered on a continuous basis. As principal underwriter, the Distributor has agreed to use its best efforts to distribute the shares of the Portfolio, although it is not obligated to sell any particular amount of shares.

The Distributor is responsible for all of its expenses in providing services pursuant to the Distribution Agreement, including the costs of printing and distributing prospectuses and SAIs for prospective shareholders and such other sales literature, reports, forms, advertising, and any other marketing efforts by the Distributor in connection with the distribution or sale of the shares. The Distributor does not receive compensation for providing services under the Distribution Agreement, but may be compensated or reimbursed for all or a portion of such expenses to the extent permitted under a Rule 12b-1 Plan.
The Distribution Agreement may be continued from year to year if approved annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio and by a vote of a majority of the Trustees who are not “interested persons” of the Distributor, or the Trust or parties to the Distribution Agreement, appearing in person at a meeting called for the purpose of approving such Agreement.
The Distribution Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days’ written notice by the Trustees or the Distributor or by vote of a majority of the outstanding voting securities of the Portfolio without the payment of any penalty.
Total Distribution Expenses
The following table sets forth the total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Portfolio for the most recent fiscal year.
VY® Goldman Sachs Bond Portfolio commenced operations on February 20, 2015. The amounts shown for 2015 reflect the period from the commencement of operations through the end of the relevant fiscal period.
Portfolio	Advertising	Printing	Salaries & Commissions	Broker Servicing	Miscellaneous	Total
VY ® Goldman Sachs Bond Portfolio	$266.00	$5,054.05	$31,068.82	$9,131.68	$3,074.94	$48,595.49
OTHER SERVICE PROVIDERS
Custodian
The Bank of New York Mellon, 225 West Liberty Street, New York, NY 10286, serves as custodian for the Portfolio.
The custodian’s responsibilities include safekeeping and controlling the Portfolio’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio’s investments. The custodian does not participate in determining the investment policies of a Portfolio, in deciding which securities are purchased or sold by a Portfolio or in the declaration of dividends and distributions. A Portfolio may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.
For portfolio securities that are purchased and held outside the United States, the Custodian has entered into sub-custodian arrangements with certain foreign banks and clearing agencies which are designed to comply with Rule 17f-5 under the 1940 Act.
Independent Registered Public Accounting Firm
KPMG LLP serves as an independent registered public accounting firm for the Portfolio. KPMG LLP provides audit services and tax return preparation services. KPMG LLP is located at Two Financial Center, 60 South Street, Boston, Massachusetts 02111.
Legal Counsel
Legal matters for the Trust are passed upon by Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Transfer Agent and Dividend Paying Agent
BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”) serves as the transfer agent and dividend-paying agent for the Portfolio. Its principal office is located at 301 Bellevue Parkway, Wilmington, Delaware 19809. As transfer agent and dividend-paying agent, BNY Mellon Investment Servicing (U.S.) Inc. is responsible for maintaining account records, detailing the ownership of Portfolio shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.
PORTFOLIO TRANSACTIONS
To the extent the Portfolio invests in affiliated Underlying Funds, the discussion relating to investment decisions made by the Adviser or the Sub-Adviser with respect to the Portfolio also includes investment decisions made by an Adviser or a Sub-Adviser with respect to affiliated Underlying Funds. For convenience, only the terms Adviser, Sub-Adviser, and Portfolio are used.
The Adviser or the Sub-Adviser for the Portfolio places orders for the purchase and sale of investment securities for the Portfolio, pursuant to authority granted in the relevant Investment Management Agreement or Sub-Advisory Agreement.
Subject to policies and procedures approved by the Board, the Adviser and/or the Sub-Adviser have discretion to make decisions relating to placing these orders including, where applicable, selecting the brokers or dealers that will execute the purchase and sale of investment securities, negotiating the commission or other compensation paid to the broker or dealer executing the trade, or using an electronic communications network (“ECN”) or alternative trading system (“ATS”).
In situations where a Sub-Adviser resigns or the Adviser otherwise assumes day to day management of a Portfolio pursuant to its Investment Management Agreement with the Portfolio, the Adviser will perform the services described herein as being performed by the Sub-Adviser.
How Securities Transactions are Effected
Purchases and sales of securities on a securities exchange (which include most equity securities) are effected through brokers who charge a commission for their services. In transactions on securities exchanges in the United States, these commissions are negotiated, while on many foreign securities exchanges commissions are fixed. Securities traded in the OTC markets (such as fixed-income securities and some equity securities) are generally traded on a “net” basis with market makers acting as dealers; in these transactions, the dealers act as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis when, in the Adviser’s or a Sub-Adviser’s opinion, the total price paid (including commission) is equal to or better than the best total price available from a market maker. In underwritten offerings, securities are usually purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. The Adviser or a Sub-Adviser may also place trades using an ECN or ATS.
How the Adviser or Sub-Advisers Select Broker-Dealers
The Adviser or a Sub-Adviser has a duty to seek to obtain best execution of the Portfolio’s orders, taking into consideration a full range of factors designed to produce the most favorable overall terms reasonably available under the circumstances. In selecting brokers and dealers to execute trades, the Adviser or a Sub-Adviser may consider both the characteristics of the trade and the full range and quality of the brokerage services available from eligible broker-dealers. This consideration often involves qualitative as well as quantitative judgments. Factors relevant to the nature of the trade may include, among others, price (including the applicable brokerage commission or dollar spread), the size of the order, the nature and characteristics (including liquidity) of the market for the security, the difficulty of execution, the timing of the order, potential market impact, and the need for confidentiality, speed, and certainty of execution. Factors relevant to the range and quality of brokerage services available from eligible brokers and dealers may include, among others, each firm’s execution, clearance, settlement, and other operational facilities; willingness and ability to commit capital or take risk in positioning a block of securities, where necessary; special expertise in particular securities or markets; ability to provide liquidity, speed and anonymity; the nature and quality of other brokerage and research services provided to the Adviser or a Sub-Adviser (consistent with the “safe harbor” described below); and each firm’s general reputation, financial condition and responsiveness to the Adviser or the Sub-Adviser, as demonstrated in the particular transaction or other transactions. Subject to its duty to seek best execution of the Portfolio’s orders, the Adviser or a Sub-Adviser may select broker-dealers that participate in commission recapture programs that have been established for the benefit of the Portfolio. Under these programs, the participating broker-dealers will return to the Portfolio (in the form of a credit to the Portfolio) a portion of the brokerage commissions paid to the broker-dealers by the Portfolio. These credits are used to pay certain expenses of the Portfolio. These commission recapture payments benefit the Portfolio, and not the Adviser or the Sub-Adviser.
The Safe Harbor for Soft Dollar Practices
In selecting broker-dealers to execute a trade for the Portfolio, the Adviser or a Sub-Adviser may consider the nature and quality of brokerage and research services provided to the Adviser or the Sub-Adviser as a factor in evaluating the most favorable overall terms reasonably available under the circumstances. As permitted by Section 28(e) of the 1934 Act, as amended, the Adviser or a Sub-Adviser may cause a Portfolio to pay a broker-dealer a commission for effecting a securities transaction for a Portfolio that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, as long as the services provided to the Adviser or Sub-Adviser by the broker-dealer: (i) are limited to “research” or “brokerage” services, (ii) constitute lawful and appropriate assistance to the Adviser or Sub-Adviser in the performance of its investment decision-making responsibilities, and (iii) the Adviser or the Sub-Adviser makes a good faith determination that the broker’s commission paid by the Portfolio is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Adviser’s or the Sub-Adviser’s overall responsibilities to the Portfolio and its other investment advisory clients. In making such a determination, the Adviser or Sub-Adviser might consider, in addition to the commission rate, the range and quality of a broker’s services, including the value of the research provided, execution capability, financial responsibility and responsiveness. The practice of using a portion of a Portfolio’s commission dollars to pay for brokerage and research services provided to the Adviser or a Sub-Adviser is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Adviser or a Sub-Adviser’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.
Brokerage and Research Products and Services Under the Safe Harbor – Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics, and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto including, but not limited to, related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Adviser or a Sub-Adviser with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Adviser or a Sub-Adviser is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Adviser or the Sub-Adviser from its own funds, and not by portfolio commissions paid by a Portfolio.
Benefits to the Adviser or the Sub-Advisers – Research products and services provided to the Adviser or a Sub-Adviser by broker-dealers that effect securities transactions for a Portfolio may be used by the Adviser or the Sub-Adviser in servicing all of its accounts. Accordingly, not all of these services may be used by the Adviser or a Sub-Adviser in connection with the Portfolio. Some of these products and services are also available to the Adviser or a Sub-Adviser for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the management fees payable to the Adviser or the sub-advisory fees payable to a Sub-Adviser for services provided to the Portfolio. The Adviser’s or a Sub-Adviser’s expenses would likely increase if the Adviser or the Sub-Adviser had to generate these research products and services through its own efforts, or if it paid for these products or services itself.
Broker-Dealers that are Affiliated with the Adviser or the Sub-Advisers
Portfolio transactions may be executed by brokers affiliated with Voya Financial, Inc., the Adviser, or a Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction.
Prohibition on Use of Brokerage Commissions for Sales or Promotional Activities
The placement of portfolio brokerage with broker-dealers who have sold shares of a Portfolio is subject to rules adopted by the SEC and FINRA. Under these rules, the Adviser or a Sub-Adviser may not consider a broker’s promotional or sales efforts on behalf of any Portfolio when selecting a broker-dealer for portfolio transactions, and neither a Portfolio nor the Adviser or Sub-Adviser may enter into an agreement under which the Portfolio directs brokerage transactions (or revenue generated from such transactions) to a broker-dealer to pay for distribution of Portfolio shares. The Portfolio has adopted policies and procedures, approved by the Board, that are designed to attain compliance with these prohibitions.
Principal Trades and Research
Purchases of securities for the Portfolio also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which a Portfolio will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.
More Information about Trading in Fixed-Income Securities
Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased from or sold to dealers serving as market makers for the securities at a net price. The Portfolio may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.
In purchasing and selling fixed-income securities, it is the policy of the Portfolio to obtain the best results, while taking into account the dealer’s general execution and operational facilities, the type of transaction involved and other factors, such as the dealer’s risk in positioning the securities involved. While the Adviser or a Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily pay the lowest spread or commission available.
Transition Management

Changes in sub-advisers, investment personnel and reorganizations of a Portfolio may result in the sale of a significant portion or even all of a Portfolio’s portfolio securities. This type of change generally will increase trading costs and the portfolio turnover for the affected Portfolio. The Portfolio, the Adviser, or a Sub-Adviser may engage a broker-dealer to provide transition management services in connection with a change in the sub-adviser, reorganization, or other changes.
Allocation of Trades
Some securities considered for investment by a Portfolio may also be appropriate for other clients served by that Portfolio’s Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these other clients is considered at, or about the same time, transactions in such securities will be placed on an aggregate basis and allocated among the other funds and such other clients in a manner deemed fair and equitable, over time, by the Portfolio’s Adviser or Sub-Adviser and consistent with the Adviser’s or Sub-Adviser’s written policies and procedures. The Adviser and Sub-Adviser may use different methods of trade allocation. The Adviser’s and Sub-Adviser’s relevant policies and procedures and the results of aggregated trades in which a Portfolio participated are subject to periodic review by the Board. To the extent a Portfolio seeks to acquire (or dispose of) the same security at the same time as other funds, such Portfolio may not be able to acquire (or dispose of) as large a position in such security as it desires, or it may have to pay a higher (or receive a lower) price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. However, over time, a Portfolio’s ability to participate in aggregate trades is expected to provide better execution for the Portfolio.
Cross-Transactions
The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof, provided they meet the conditions of Rule 17a-7 under the 1940 Act and conditions of the policy.
Brokerage Commissions Paid
Brokerage commissions paid by the Portfolio for the last three fiscal years are as follows. An increase or decrease in commissions is due to a corresponding increase or decrease in the Portfolio’s trading activity.
“N/A” in the table indicates that, as the Portfolio was not in operation during the relevant fiscal year, no information is shown.
VY® Goldman Sachs Bond Portfolio commenced operations on February 20, 2015. The amounts shown for 2015 reflect the period from the commencement of operations through the end of the relevant fiscal period.
Portfolio	December 31,
	2015	2014	2013
VY ® Goldman Sachs Bond Portfolio	$21,862.20	N/A	N/A
Affiliated Brokerage Commissions
For the last three fiscal years, the Portfolio did not use affiliated brokers to execute portfolio transactions.
Securities of Regular Broker-Dealers
During the most recent fiscal year, the Portfolio acquired securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies as follows:
Portfolio	Security Description	Market Value
VY ® Goldman Sachs Bond Portfolio	Banco de Bilbao Vizcaya	$548,488.60
	Banco Santander	$1,754,420.03
	Bank of America	$1,422,076.43
	Barclays	$2,502,626.00
	BNP Paribas	$392,560.40
	Citigroup	$347,812.50
	Credit Suisse	$1,190,579.95
	Goldman Sachs	$1,392,318.15
	HSBC	$375,468.75
	JP Morgan Chase	$499,375.00
	Mitsubishi Group	$575,025.30
	Morgan Stanley	$1,510,818.85
	Royal Bank of Scotland	$1,077,365.60
	Wells Fargo	$498,784.61
ADDITIONAL INFORMATION ABOUT Voya Variable Insurance Trust
Description of Shares of Beneficial Interest
Voya Variable Insurance Trust (“VVIT”) may issue unlimited shares of beneficial interest in VVIT with a par value of $0.001. The shares may be issued in one or more series and each series may consist of one or more classes. VVIT has one series, which is authorized to issue multiple classes of shares.

All shares of each series or a class represent an equal proportionate interest in the assets belonging to that series (subject to the liabilities belonging to the series or a class). Each series may have different assets and liabilities from any other series of VVIT. Furthermore, different share classes of a series may have different liabilities from other classes of that same series. The assets belonging to a series shall be charged with the liabilities of that series and all expenses, costs, charges and reserves attributable to that series, except that liabilities, expenses, costs, charges and reserves allocated solely to a particular class, if any, shall be borne by that class. Any general liabilities, expenses, costs, charges or reserves of VVIT which are not readily identifiable as belonging to any particular series or class shall be allocated and charged between and among any one or more of the series or classes in such manner as the Trustees in their sole discretion deem fair and equitable.
Redemption and Transfer of Shares
Shareholders of any series or class have the right to redeem all or part of their shares as described in the prospectus and Declaration of Trust. Under certain circumstances, VVIT may suspend the right of redemption as allowed by the SEC or federal securities laws. Pursuant to the Declaration of Trust, the Trustees have the power to redeem shares of shareholders who do not satisfy minimum investment thresholds set forth in the prospectus from time to time. In addition, under the Declaration of Trust, the Trustees have the power to call for the redemption of shares, or refuse to transfer the shares of, or issue shares to, a shareholder, if they are of the opinion that the direct or indirect ownership of shares has or may become so concentrated as to disqualify the series as a regulated investment company under the Internal Revenue Code. The transfer of shares is subject to rules that may be established by the Board, as it deems appropriate, for a particular series of class or shares.
Material Obligations and Liabilities of Owning Shares
VVIT is organized as a statutory trust under the Delaware Statutory Trust Act. Under the Delaware Statutory Trust Act, shareholders have the same limitation on personal liability extended to shareholders of private corporations under Delaware law. All shares issued by VVIT are fully paid and nonassessable.
Dividend Rights
The shareholders of a series are entitled to receive dividends or other distributions declared for the series. Distributions will be paid pro rata to all shareholders of a series or class according to the number of shares held by shareholders on the record date.
Voting Rights and Shareholder Meetings
Pursuant to the Declaration of Trust, shareholders have the power to vote, under certain circumstances, on (1) the election or removal of trustees, (2) the approval of certain advisory or management contracts, and (3) on any amendment (a) which would affect their right to vote or (b) with respect to the provision governing amendments in the declaration of trust, (c) as required by law, or (d) as submitted by the Trustees. For example, under the 1940 Act, shareholders have the right to vote on any change in a fundamental investment policy, to approve a change in subclassification of a fund, to approve the distribution plan under Rule 12b-1, and to terminate the independent public accountant.
VVIT is not required to hold shareholder meetings annually, but a meeting of shareholders may be called by the Board, at the request in writing of the holders of at least 10% of the outstanding voting shares of VVIT, or as required by the 1940 Act.
On matters submitted to a vote, each holder of a share is entitled to one vote for each full share, and a fractional vote for each fractional share outstanding on the books of VVIT All shares shall be voted separately by individual series, except shares shall be voted together when (1) required by the 1940 Act or (2) the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series shall be entitled to vote as a single class.
Liquidation Rights
In the event of liquidation, the shareholders of a series or class are entitled to receive, as a liquidating distribution, the excess of the assets belonging to the liquidating series or class over the liabilities belonging to such series or class.
Inspection of Records
Under the by-laws of VVIT, no shareholder shall have any right to inspect any account or book or document of VVIT except as conferred by law or otherwise by the Trustees or by resolution of the shareholders.
Preemptive Rights
There are no preemptive rights associated with the series’ shares.
Conversion Rights
The conversion features and exchange privileges are described in the Prospectus and in the section of the SAI entitled “Purchase, Exchange, and Redemption of Shares.”
Sinking Fund Provisions
VVIT has no sinking fund provision.

PURCHASE, EXCHANGE, AND REDEMPTION OF SHARES
An investor may purchase, redeem, or exchange shares in the Portfolio utilizing the methods, and subject to the restrictions, described in the Prospectus.
Purchases
Shares of the Portfolio are sold at the NAV (without a sales charge) next computed after receipt of a purchase order in proper form by the Portfolio or its delegate.
Orders Placed with Intermediaries
If you invest in a Portfolio through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Portfolio shares.
Subscriptions-in-Kind
Certain investors may purchase shares of a Portfolio with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by a Portfolio consistent with the Portfolio’s investment policies and restrictions. These transactions only will be effected if the Adviser or a Sub-Adviser intends to retain the security in the Portfolio as an investment. Assets so purchased by a Portfolio will be valued in generally the same manner as they would be valued for purposes of pricing the Portfolio’s shares, if these assets were included in the Portfolio’s assets at the time of purchase. The Portfolio reserves the right to amend or terminate this practice at any time.
Redemptions
Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form, except that the Portfolio may suspend the right of redemption or postpone the date of payment during any period when: (i) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC, as a result of which: (i) disposal by a Portfolio of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practical for a Portfolio to determine fairly the value of its net assets; or (iii) for such other period as the SEC may permit by rule or by order for the protection of a Portfolio’s shareholders.
The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.
Payment-in Kind
The Portfolio intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, a Portfolio may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which obligates a Portfolio to redeem shares with respect to any one shareholder during any 90-days period solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Portfolio at the beginning of the period. To the extent possible, the Portfolio will distribute readily marketable securities, in conformity with applicable rules of the SEC. In the event a Portfolio must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.
Exchanges
Shares of any Portfolio may be exchanged for shares of any other Portfolio. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more other Portfolios. Exchanges are effected at the respective NAV per share on the date of the exchange. The Portfolio reserves the right to modify or discontinue its exchange privilege at any time without notice.
TAX CONSIDERATIONS
The following tax information supplements and should be read in conjunction with the tax information contained in the Portfolio’s Prospectus. The Prospectus generally describes the U.S. federal income tax treatment of the Portfolio and its shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Portfolio. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.
The following discussion is generally based on the assumption that the shares of the Portfolio will be respected as owned by insurance company separate accounts, Qualified Plans, and other eligible persons or plans permitted to hold shares of a Portfolio pursuant to the applicable Treasury Regulations without impairing the ability of the insurance company separate accounts to satisfy the diversification requirements of Section 817(h) of the Code (“Other Eligible Investors”). If this is not the case and shares of a Portfolio held by separate accounts of insurance companies are not respected as owned for U.S. federal income tax purposes by those separate accounts, the person(s) determined to own the Portfolio shares will not be eligible for tax deferral and, instead, will be taxed currently on Portfolio distributions and on the proceeds of any sale, transfer or redemption of Portfolio shares under applicable U.S. federal income tax rules that may not be discussed herein.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Prospectus address only some of the U.S. federal income tax considerations generally affecting investments in the Portfolio. In particular, because insurance company separate accounts, Qualified Plans and Other Eligible Investors will be the only shareholders of a Portfolio, only certain U.S. federal tax aspects of an investment in a Portfolio are described herein. Holders of Variable Contracts, Qualified Plan participants, or persons investing through an Other Eligible Investor are urged to consult the insurance company, Qualified Plan, or Other Eligible Investor through which their investment is made, as well as to consult their own tax advisors and financial planners, regarding the U.S. federal tax consequences to them of an investment in a Portfolio, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in a Portfolio.
Qualification as a Regulated Investment Company
The Portfolio has elected or will elect to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Portfolio must, among other things: (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Portfolio’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other RICs, and (B) other securities (other than those described in clause (A)) limited in respect of any one issuer to a value that does not exceed 5% of the value of the Portfolio’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Portfolio’s total assets is invested, including through corporations in which the Portfolio owns a 20% or more voting stock interest, in the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other RICs) of two or more issuers the Portfolio controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net tax-exempt income, for such year.
In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally defined as a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Certain of a Portfolio’s investments in master limited partnerships (“MLPs”) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships.
For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership and in the case of a Portfolio’s investments in loan participations, the Portfolio shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect a Portfolio’s ability to meet the diversification test in (b) above. The qualifying income and diversification requirements described above may limit the extent to which a Portfolio can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.
If a Portfolio qualifies as a RIC that is accorded special tax treatment, the Portfolio will not be subject to U.S. federal income tax on investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).
The Portfolio intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any), and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). However, no assurance can be given that a Portfolio will not be subject to U.S. federal income taxation. Any taxable income, including any net capital gain retained by a Portfolio, will be subject to tax at the Portfolio level at regular corporate rates.
In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to RICs, a Portfolio generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Portfolio may make the distributions in the following taxable year in respect of income and gains from the prior taxable year.
If a Portfolio declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution in January of the following calendar year, the Portfolio and its shareholders will be treated as if the Portfolio paid the distribution on December 31 of the earlier year.
If a Portfolio were to fail to meet the income, diversification or distribution tests described above, the Portfolio could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Portfolio were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify and be eligible for treatment as a RIC accorded special tax treatment under the Code for such year, (i) it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and (ii) each Participating Insurance Company separate account invested in the Portfolio would fail to satisfy the separate diversification requirements described below (See Taxation – Special Tax Considerations for Separate Accounts of Participating Insurance Companies), with the result that the Variable Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC.
Excise Tax
Amounts not distributed on a timely basis by RICs in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Portfolio level. This excise tax, however, is generally inapplicable to any RIC whose sole shareholders are separate accounts of insurance companies funding Variable Contracts, Qualified Plans, Other Eligible Investors, or other RICs that are also exempt from the excise tax. If a Portfolio is subject to the excise tax requirements and the Portfolio fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or December 31 of that year if the Portfolio is permitted to elect and so elects), plus any such amounts retained from the prior year, the Portfolio would be subject to a nondeductible 4% excise tax on the undistributed amounts.
A Portfolio that does not qualify for exemption from the excise tax generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax.
For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Portfolio will be treated as having distributed any amount on which it is subject to corporate income tax in the taxable year ending within the calendar year.
Use of Tax Equalization
The Portfolio distributes its net investment income and capital gains to shareholders at least annually to the extent required to qualify as a RIC under the Code and generally to avoid U.S. federal income or excise tax. Under current law, a Portfolio is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ pro-rata share of the Portfolio's accumulated earnings and profits as a dividend on the Portfolio’s tax return. This practice, which involves the use of tax equalization, will reduce the amount of income and gains that a Portfolio is required to distribute as dividends to shareholders in order for the Portfolio to avoid U.S. federal income tax and excise tax, which may include reducing the amount of distributions that otherwise would be required to be paid to non-redeeming shareholders. A Portfolio’s net asset value generally will not be reduced by the amount of any undistributed income or gains allocated to redeeming shareholders under this practice and thus the total return on a shareholder’s investment generally will not be reduced as a result of this practice.
Capital Loss Carryforwards
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Portfolio’s net investment income. Instead, potentially subject to certain limitations, the Portfolio is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Portfolio retains or distributes such gains.
If a Portfolio incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term. If a Portfolio incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Portfolio is permitted to carry such losses forward for eight taxable years; in the year to which they are carried over, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. A Portfolio must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryover period.
See the Portfolio’s most recent annual shareholder report for the Portfolio’s available capital loss carryforwards, if any, as of the end of its most recently ended fiscal year.
Taxation of Investments

References to investments by a Portfolio also include investments by an Underlying Fund.
If a Portfolio invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Portfolio. Tax rules are not entirely clear about issues such as: (1) whether a Portfolio should recognize market discount on a debt obligation and, if so, (2) the amount of market discount the Portfolio should recognize, (3) when a Portfolio may cease to accrue interest, original issue discount or market discount, (4) when and to what extent deductions may be taken for bad debts or worthless securities and (5) how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Portfolio when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a RIC and does not become subject to U.S. federal income or excise tax.
Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Portfolio’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Portfolio to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Portfolio’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryover and thus cannot be deducted by the Portfolio in future years.
A Portfolio’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions may be subject to special tax rules, such as the notional principal contract, straddle, constructive sale, wash-sale, mark-to-market (“Section 1256”), or short-sale rules. Rules governing the U.S. federal income tax aspects of certain of these transactions, including certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Portfolio intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Portfolio has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Portfolio to qualify as a RIC may limit the extent to which a Portfolio will be able to engage in certain derivatives or commodity-linked transactions.
If a Portfolio receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not be eligible for the dividends-received deduction for corporate shareholders. A dividends-received deduction is a deduction that may be available to corporate shareholders, subject to limitations and other rules, on Portfolio distributions attributable to dividends received by the Portfolio from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Portfolio attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Portfolios are urged to consult their own tax advisors and financial planners. Similar consequences may apply to repurchase and other derivative transactions.
Income, gain and proceeds received by a Portfolio from sources within foreign countries (e.g., dividends or interest paid on foreign securities) may be subject to withholding and other taxes imposed by such countries; such taxes would reduce the Portfolio’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
A Portfolio may invest directly or indirectly in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and U.S. Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Portfolio’s income (including income allocated to the Portfolio from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Portfolio, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of an insurance company separate account supporting Variable Contracts, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding Variable Contracts.
Income of a Portfolio that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Portfolio. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Portfolio if shares in the Portfolio constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).
As noted above, certain of the ETFs and MLPs in which a Portfolio may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a RIC. If such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, depending on the alternative treatment, either a portion of its gross income could constitute non-qualifying income for purposes of the 90% gross income requirement, or all of its income could be subject to corporate tax, thereby potentially reducing the portion of any distribution treated as a dividend, and more generally, the value of the Portfolio's investment therein. In addition, as described above, the diversification requirement for RIC qualification will limit a Portfolio’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Portfolio’s total assets as of the end of each quarter of the Portfolio’s taxable year.
“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If a Portfolio acquires any equity interest in a PFIC, the Portfolio could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders.
Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Portfolio to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Portfolio had sold and repurchased such interests on the last day of the Portfolio’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). Each Portfolio may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Portfolio may incur the tax and interest charges described above in some instances.
Tax Shelter Reporting Regulations
Under U.S. Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, including a Participating Insurance Company holding separate accounts, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC, such as Participating Insurance Companies that own shares in a Portfolio through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Special Tax Considerations for Separate Accounts of Insurance Companies
Under the Code, if the investments of a segregated asset account, such as the separate accounts of insurance companies, are “adequately diversified,” and certain other requirements are met, a holder of a Variable Contract supported by the account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Variable Contract.
In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the RIC diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. Government securities, and securities of other RICs.
In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. Government agency and instrumentality is considered a separate issuer. However, Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a RIC or partnership for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the RIC or partnership. In particular, (i) if the beneficial interests in the RIC or partnership are held by one or more segregated asset accounts of one or more insurance companies, and (ii) if public access to such RIC or partnership is available exclusively through the purchase of a Variable Contract, then a segregated asset account’s beneficial interest in the RIC or partnership is not treated as a single investment. Instead, a pro rata portion of each asset of the RIC or partnership is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the RIC or partnership are also held by Qualified Plans and Other Eligible Investors. Additionally, to the extent a Portfolio meeting the above conditions invests in underlying RICs or partnerships that themselves are owned exclusively by insurance company separate accounts, Qualified Plans, or Other Eligible Investors, the assets of those underlying RICs or partnerships generally should be treated as assets of the separate accounts investing in the Portfolio.
As indicated above, the Trust intends that each of the Portfolios will qualify as a RIC under the Code. The Trust also intends to cause each Portfolio to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and applicable Treasury Regulations at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, the Trust intends that each Portfolio will qualify for the “look-through rule” described above by limiting the investment in each Portfolio’s shares to Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors. Accordingly, the Trust intends that each applicable insurance company, through its separate accounts, will be able to treat its interests in a Portfolio as ownership of a pro rata portion of each asset of the Portfolio, so that individual holders of the Variable Contracts underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.

Failure by a Portfolio to satisfy the Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to comply with the “look-through rule,” could cause the Variable Contracts to lose their favorable tax status and require a Variable Contract holder to include currently in ordinary income any income accrued under the Variable Contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the insurance companies issuing the Variable Contracts.
The IRS has indicated that a degree of investor control over the investment options underlying a Variable Contract may interfere with the tax-deferred treatment of such Variable Contracts. The IRS has issued rulings addressing the circumstances in which a Variable Contract holder’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.
In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Portfolio’s investment strategies are sufficiently broad to prevent a Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Portfolios have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).
The above discussion addresses only one of several factors that the IRS considers in determining whether a Variable Contract holder has an impermissible level of investor control over a separate account. Variable Contract holders should consult with the insurance company that issued their Variable Contract and their own tax advisors, as well as the prospectus relating to their particular Contract, for more information concerning this investor control issue.
In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Portfolio as described above, including retroactively. In addition, there can be no assurance that a Portfolio will be able to continue to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Variable Contract owners to be considered the owners of the shares of the Portfolio.
Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Portfolio could be required to report annually their “financial interest” in the Portfolio’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Portfolio through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.
Special Considerations for Contract Holders and Plan Participants
The foregoing discussion does not address the tax consequences to Contract holders or Qualified Plan participants of an investment in a Contract or participation in a Qualified Plan. Contract holders investing in a Portfolio through a Participating Insurance Company separate account, Qualified Plan participants, or persons investing in a Portfolio through Other Eligible Investors are urged to consult with their Participating Insurance Company, Qualified Plan sponsor, or Other Eligible Investor, as applicable, and their own tax advisors, for more information regarding the U.S. federal income tax consequences to them of an investment in a Portfolio.
FINANCIAL STATEMENTS
The audited financial statements, and the independent registered accounting firm’s report thereon, are included in the Portfolio’s annual shareholder report for the fiscal year ended December 31, 2015 and are incorporated herein by reference.
An annual shareholder report containing financial statements audited by the Trust’s independent registered public accounting firm and an unaudited semi-annual report will be sent to shareholders each year.

APPENDIX A – DESCRIPTION OF BOND RATINGS
A Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Global Rating Scales
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.
Description of Moody’s Long-Term Obligation Ratings
Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B — Obligations rated B are considered speculative and are subject to high credit risk.
Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C- — Obligations rated C are the lowest rated class and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Hybrid Indicator (hyb)
The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Description of Short-Term Obligation Ratings
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Description of Moody’s US Municipal Short-Term Obligation Ratings
The Municipal Investment Grade (“MIG”) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.
MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Description of Moody’s Demand Obligation Ratings

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (“VMIG”) scale.
VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Description of Standard & Poor’s, a Division of McGraw-Hill Financial (“Standard & Poor’s”), Issue Credit Ratings
A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.
Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.
Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:
•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
•	Nature of and provisions of the obligation and the promise we impute;
•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)
Long-Term Issue Credit Ratings*
AAA — An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC, C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ’CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C — An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D — An obligation rated ’D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ’D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ’D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ’D’ if it is subject to a distressed exchange offer.
NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
* The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.
Short-Term Issue Credit Ratings
A-1 — A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2 — A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3 — A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B — A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D — A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
Description of Standard & Poor’s Municipal Short-Term Note Ratings
A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:
•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Standard & Poor’s municipal short-term note rating symbols are as follows:
SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 — Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch’s”) Credit Ratings Scales
Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.
The terms “investment grade” and “speculative grade” have established themselves over time as shorthand to describe the categories ‘AAA’ to ‘BBB’ (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms “investment grade” and “speculative grade” are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. “Investment grade” categories indicate relatively low to moderate credit risk, while ratings in the “speculative” categories either signal a higher level of credit risk or that a default has already occurred.
Fitch’s credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ability of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the obligation to pay upon a commitment (for example, in the case of index-linked bonds).
In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument’s documentation. In limited cases, Fitch may include additional considerations (i.e., rate to a higher or lower standard than that implied in the obligation’s documentation). In such cases, the agency will make clear the assumptions underlying the agency’s opinion in the accompanying rating commentary.
Description of Fitch’s Long-Term Corporate Finance Obligations Rating Scales
Fitch long-term obligations rating scales are as follows:
AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA — Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A — High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.
BB — Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B — Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC — ‘CCC’ ratings indicate that substantial credit risk is present.
CC —’CC’ ratings indicate very high levels of credit risk.
C — ‘C’ ratings indicate exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.
The subscript ‘emr’ is appended to a rating to denote embedded market risk which is beyond the scope of the rating. The designation is intended to make clear that the rating solely addresses the counterparty risk of the issuing bank. It is not meant to indicate any limitation in the analysis of the counterparty risk, which in all other respects follows published Fitch criteria for analyzing the issuing financial institution. Fitch does not rate these instruments where the principal is to any degree subject to market risk.
Description of Fitch’s Short-Term Ratings
A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations and up to 36 months for obligations in U.S. public finance markets.
Fitch short-term ratings are as follows:
F1 — Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3 — Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B — Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C — High short-term default risk. Default is a real possibility.
RD — Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D — Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B – PROXY VOTING PROCEDURES AND GUIDELINES
B-1

PROXY VOTING PROCEDURES AND GUIDELINES

VOYA FUNDS

VOYA INVESTMENTS, LLC

DIRECTED SERVICES LLC

Date Last Revised:  March 18, 2016

Proxy Voting Procedures and Guidelines for the Voya Funds and Advisors

Introduction

The purpose of these Proxy Voting Procedures and Guidelines (the “Procedures”, the “Guidelines”) is to set forth the Board of Directors/Trustees of the Voya funds’ (the “Board”) instructions to Voya Investments, LLC and Directed Services LLC (each referred to as the “Advisor” and collectively the “Advisors”) for the voting of proxies for each fund the Board serves as Director/Trustee (the “Funds”).

The Board may elect to delegate proxy voting to a sub-advisor of the Funds and also approve the sub-advisor’s proxy policies and procedures for implementation on behalf of such Voya fund (a “Sub-Advisor-Voted Fund”). A Sub-Advisor-Voted Fund is not covered under these Procedures and Guidelines, except as described in the Reporting and Record Retention section below with respect to vote reporting requirements. However, they are covered by those sub-advisor’s proxy policies, provided that the Board has approved them.

These Procedures and Guidelines incorporate principals and guidance set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff on the fiduciary duty of the Board to ensure that proxies are voted in a timely manner and that voting decisions are in the Funds’ beneficial owners’ best interest.

The Board, through these instructions, delegates to the Advisors’ Proxy Coordinator the responsibility to vote the Funds’ proxies in accordance with these Procedures and Guidelines on behalf of the Board. The Board further delegates to the Compliance Committee of the Board certain oversight duties regarding the Advisors’ functions as it pertains to the voting of the Funds’ proxies.

The Board directs the engagement of a Proxy Advisory Firm to be initially appointed and annually reviewed and approved by the Board. The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm and shall direct the Proxy Advisory Firm to vote proxies in accordance with the Guidelines.

These Procedures and Guidelines will be reviewed by the Board’s Compliance Committee annually, and will be updated at such time as deemed appropriate. No change to these Procedures and Guidelines will be made except pursuant to Board direction. Non-material amendments, however, may be approved for immediate implementation by the Board’s Compliance Committee, subject to ratification by the full board at its next regularly scheduled meeting.

Advisors’ Roles and Responsibilities

Proxy Coordinator

The Voya Proxy Coordinator shall direct the Proxy Advisory Firm to vote proxies on behalf of the Funds and the Advisors in connection with annual and special meetings of shareholders (except those regarding bankruptcy matters and/or related plans of reorganization).

The Proxy Coordinator is responsible for overseeing the Proxy Advisory Firm (as defined in the Proxy Advisory Firm section below) and voting the Funds’ proxies in accordance with the Procedures and Guidelines on behalf of the Funds and the Advisors. The Proxy Coordinator is authorized to direct the Proxy Advisory Firm to vote a Fund’s proxy in accordance with the Procedures and Guidelines. Responsibilities assigned to the Proxy Coordinator, or activities that support it, may be performed by such members of the Proxy Group (as defined in the Proxy Group section below) or employees of the Advisors’ affiliates as the Proxy Group deems appropriate.

The Proxy Coordinator is also responsible for identifying and informing Counsel (as defined in the Counsel section below) of potential conflicts between the proxy issuer and the Proxy Advisory Firm, the Advisors, the Funds’ principal underwriters, or an affiliated person of the Funds. The Proxy Coordinator will identify such potential conflicts of interest based on information the Proxy Advisory Firm periodically provides; client analyses, distributor, broker-dealer, and vendor lists; and information derived from other sources, including public filings.

Proxy Advisory Firm

The Proxy Advisory Firm is responsible for coordinating with the Funds’ custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Proxy Advisory Firm is required to provide research, analysis, and vote recommendations under its Proxy Voting guidelines, as well as to produce vote recommendations and/or refer all proxies in accordance with the Guidelines.

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisors

Proxy Group

The members of the Proxy Group, which may include employees of the Advisors’ affiliates, are identified in Exhibit 1, and may be amended from time to time at the Advisors’ discretion except that the Fund’s Chief Investment Risk Officer, the Fund’s Chief Compliance Officer, and the Fund’s Proxy Coordinator shall be members unless the Board determines otherwise.

Investment Professionals

The Funds’ sub-advisors and/or portfolio managers are each referred to herein as an “Investment Professional” and collectively, “Investment Professionals”. The Board encourages the Funds’ Investment Professionals to submit a recommendation to the Proxy Group regarding any proxy voting related proposal pertaining to the portfolio securities over which they have day-to-day portfolio management responsibility. Additionally, when requested, Investment Professionals are responsible for submitting a recommendation to the Proxy Group regarding proxy voting related proxy contests or mergers and acquisitions involving to the portfolio securities over which they have day-to-day portfolio management responsibility.

Counsel

A member of the mutual funds legal practice group of the Advisor (“Counsel”) is responsible for determining if a potential conflict of interest is in fact deemed a conflict of interest and notifying the Chair of the Compliance Committee.

Proxy Voting Procedures

Proxy Group Oversight

A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund’s Chief Investment Risk Officer or Chief Compliance Officer) will constitute a quorum for purposes of taking action at any meeting of the Group.

The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that the Proxy Coordinator follows the directions of a majority of a quorum responding via e-mail.

A Proxy Group meeting will be held whenever:

●	The Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund’s proxy contrary to the Guidelines.
●	The Proxy Advisory Firm has made no recommendation on a matter and the Procedures do not provide instruction.
●	A matter requires case-by-case consideration, including those in which the Proxy Advisory Firm’s recommendation is deemed to be materially conflicted.
●	The Proxy Coordinator requests the Proxy Group’s input and vote recommendation on a matter.

In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Procedures or the Guidelines.

If the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Proxy Advisory Firm’s recommendation, these recommendations do not contravene any requirements of these Procedures or the Guidelines, and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a Proxy Group meeting.

For each proposal referred to the Proxy Group, it will review:

●	The relevant Procedures and Guidelines,
●	The recommendation of the Proxy Advisory Firm, if any,
●	The recommendation of the Investment Professional(s), if any,
●	Other resources that any Proxy Group member deems appropriate to aid in a determination of a recommendation.

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisors

Vote Instruction

The vote of a simple majority of the voting members present will determine any matter submitted to a vote. Tie votes will be resolved by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator will ensure compliance with all applicable voting and conflict of interest procedures, and will use best efforts to secure votes from as many absent members as may reasonably be accomplished, and to provide such members with a substantially similar level of relevant information as that provided at the in-person meeting.

In the event a tie vote cannot be resolved, or in the event that the vote remains a tie, the Proxy Coordinator will refer the vote to the Compliance Committee Chair for vote determination.

In the event a tie vote cannot be timely resolved in connection with a voting deadline, the Proxy Coordinator will vote in accordance with the Proxy Advisory Firm’s recommendation.

A member of the Proxy Group may abstain from voting on any given matter, provided that the member does not participate in the Proxy Group discussion(s) in connection with the vote determination. If abstention results in the loss of quorum, the process for resolving tie votes will be observed.

If the Proxy Group recommends that a Fund vote contrary to the Guidelines, the Proxy Group will follow the Out-of-Guidelines procedures.

The Proxy Group may vote contrary to the Guidelines based on a recommendation from an Investment Professional.

Vote Determination and Execution

These Procedures and Guidelines specify how the Funds generally will vote with respect to the proposals indicated. Unless otherwise noted, the Proxy Group instructs the Proxy Coordinator, on behalf of the Advisors, to vote in accordance with these Procedures and Guidelines.

Within-Guidelines Votes:  Votes in Accordance with the Guidelines

In the event the Proxy Group and, where applicable, an Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Proxy Advisory Firm, through the Proxy Coordinator, to vote in this manner.

Out-of-Guidelines Votes:

●	Votes Contrary to the Procedures and Guidelines
●	Proxy Advisory Firm Does not Provide a Recommendation and the Guidelines do not provide voting instruction

A vote would be considered Out-of-Guidelines if the:

●	Vote is cast in circumstances where the Procedures and Guidelines provides no instruction and the Proxy Advisory Firm has made no recommendation on a matter, or
●

Vote is contrary to the Guidelines; provided that a vote will not be deemed to be Out-of-Guidelines if the Guidelines stipulate that primary consideration will be given to input from an Investment Professional, notwithstanding that the vote appears contrary to these Procedures and Guidelines and/or the proxy Advisory Firm’s recommendation.

An Out-of-Guidelines vote is cast when the Compliance Committee or Proxy Group determines that the application of the Procedures and Guidelines is inapplicable or inappropriate under the circumstances of a case. Such votes include, but are not limited to votes cast on the recommendation of an Investment Professional.

Routine Matters

Upon instruction from the Proxy Coordinator, the Proxy Advisory Firm will submit a vote in accordance with these Procedures and Guidelines where there is a clear policy (e.g., “For,” “Against,” “Withhold,” or “Abstain”) on a proposal.

Matters Requiring Case-by-Case Consideration

The Proxy Coordinator will provide the Proxy Advisory Firm with the appropriate information from these Procedures and Guidelines to specify how the Funds generally will vote. The Proxy Advisory Firm will review proxy materials based on these Procedures and Guidelines and will refer proxy proposals

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisors

accompanied by its written analysis and vote recommendation to the Proxy Coordinator when these Procedures and Guidelines indicate “case-by-case.” Additionally, the Proxy Advisory Firm will refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of these Procedures and Guidelines is unclear or appears to involve unusual or controversial issues.

Upon receipt of a referral from the Proxy Advisory Firm, the Proxy Coordinator may solicit additional research or clarification from the Proxy Advisory Firm, Investment Professional(s), or other sources.

The Proxy Coordinator will review matters requiring a case-by-case consideration to determine if the Proxy Group had previously provided the Proxy Coordinator with standing vote instructions in accordance with the Proxy Advisory Firm’s recommendation, or a provision within the Guidelines is applicable based on prior voting history.

If a matter requires input and vote determination from the Proxy Group, the Proxy Coordinator will forward the Proxy Advisory Firm’s analysis and recommendation, the Proxy Coordinator’s recommendation and/or any research obtained from the Investment Professional(s), the Proxy Advisory Firm, or any other source to the Proxy Group. The Proxy Group may consult with the Proxy Advisory Firm and/or Investment Professional(s) as appropriate.

The Proxy Coordinator will use best efforts to convene a Proxy Group meeting with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it is the policy of the Funds and Advisors to vote in accordance with the Proxy Advisory Firm’s recommendation.

Non-Votes:  Votes in which No Action is Taken

The Proxy Group may recommend that a Fund refrain from voting under certain circumstances including:

●

The economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with fractional shares, securities no longer held in the portfolio of a Voya fund or proxies being considered on behalf of a Fund that is no longer in existence.

●

The cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases when share blocking practices may impose trading restrictions on the relevant portfolio security.

In such cases, the Proxy Group may instruct the Proxy Advisory Firm, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group’s review of a specific proxy.

Further, Counsel may permit the Proxy Coordinator to abstain from voting any proposal that is subject to a material conflict, provided such abstention does not have the same effect as an “against” vote, and therefore has no effect on the outcome of the vote.

The Proxy Coordinator will make reasonable efforts to secure and vote all other proxies for the Funds, particularly in markets where shareholders’ rights are limited.

Matters Requiring Further Consideration

Referrals to the Compliance Committee

If a vote is deemed Out-of-Guidelines and Counsel has determined that a material conflict of interest appears to exist with respect to the party or parties (i.e. Proxy Advisory Firm, the Advisors, underwriters, affiliates, any participating Proxy Group member, or any Investment Professional(s)) participating in the voting process, the Proxy Coordinator will refer the vote to the Compliance Committee Chair.

If an Investment Professional discloses a potential conflict of interest, and Counsel determines that the conflict of interest appears to exist, the proposal will also be referred to the Compliance Committee for review.

The Compliance Committee will be provided all recommendations (including Investment Professional(s)), analyses, research, and Conflicts Reports and any other written materials used to establish whether a conflict of interest exists, and will instruct the Proxy Coordinator how such referred proposals should be voted.

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The Proxy Coordinator will use best efforts to refer matters to the Compliance Committee for its consideration in a timely manner. In the event any such matter cannot be referred to or considered by the Compliance Committee in a timely manner, the Compliance Committee’s standing instruction is to vote Within Guidelines.

Consultation with Compliance Committee

The Proxy Coordinator may consult the Compliance Committee Chair for guidance on behalf of the Committee if application of these Procedures and Guidelines is unclear or in connection with any unusual or controversial issue or a recommendation received from an Investment Professional.

The Compliance Committee will receive a report detailing proposals that were voted Out-of-Guidelines, Within Guidelines if the Investment Professional’s recommendation was not acted on, or was referred to the Compliance Committee.

Conflicts of Interest

The Advisors shall act in the Funds’ beneficial owners’ best interests and strive to avoid conflicts of interest.

Conflicts of interest can arise, for example, in situations where:

●	The issuer is a vendor whose products or services are material to the Voya Funds, the Advisors or their affiliates;
●	The issuer is an entity participating to a material extent in the distribution of the Voya Funds;
●	The issuer is a significant executing broker dealer;
●	Any individual that participates in the voting process for the Funds including an Investment Professional, a member of the Proxy Group, an employee of the Advisors, or Director/Trustee of the Board serves as a director or officer of the issuer; or
●	The issuer is Voya Financial.

Potential Conflicts with a Proxy Issuer

The Proxy Coordinator is responsible for identifying and informing Counsel of potential conflicts with the proxy issuer. In addition to obtaining potential conflict of interest information described in the Roles and Responsibilities section above, members of the Proxy Group are required to disclose to the Proxy Coordinator any potential conflicts of interests prior to discussing the Proxy Advisory Firms’ recommendation.

The Proxy Group member will advise the Proxy Coordinator in the event a Proxy Group member believes that a potential or perceived conflict of interest exists that may preclude him/her from making a vote determination in the best interests of the Funds’ beneficial owners. The Proxy Group member may elect to recuse himself/herself from consideration of the relevant proxy or ask the Proxy Coordinator to solicit the opinion of Counsel on the matter, recusing himself/herself only in the event Counsel determines that a material conflict of interest exists. If recusal, whether voluntary or pursuant to Counsel’s findings, does not occur prior to the member’s participation in any Proxy Group discussion of the relevant proxy, any Out-of-Guidelines Vote determination is subject to the Compliance Committee referral process. Should members of the Proxy Group verbally disclose a potential conflict of interest, they are required to complete a Conflict of Interest Report, which will be reviewed by Counsel.

Investment Professionals are also required to complete a Conflict of Interest Report or confirm in writing that they do not have any potential conflicts of interests when submitting a vote recommendation to the Proxy Coordinator.

The Proxy Coordinator gathers and analyzes the information provided by the Proxy Advisory Firm, the Advisors, the Funds’ principal underwriters, affiliates of the Funds, members Proxy Group, Investment Professionals, and the Directors and Officers of the Funds. Counsel will document such potential material conflicts of interest on a consolidated basis as appropriate.

The Proxy Coordinator will instruct the Proxy Advisory Firm to vote the proxy as recommended by the Proxy Group if Counsel determines that a material conflict of interest does not appear to exist with respect a proxy issuer, any participating Proxy Group member, or any participating Investment Professional(s).

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Compliance Committee Oversight

The Proxy Coordinator will refer a proposal to the Funds’ Compliance Committee if the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a material conflict of interest appears to exist in order that the conflicted party(ies) have no opportunity to exercise voting discretion over a Fund’s proxy.

The Proxy Coordinator will refer the proposal to the Compliance Committee Chair, forwarding all information relevant to the Compliance Committee’s review, including the following or a summary of its contents:

●	The applicable Procedures and Guidelines
●	The Proxy Advisory Firm recommendation
●	The Investment Professional(s)’s recommendation, if available
●	Any resources used by the Proxy Group in arriving at its recommendation
●	Counsel’s findings
●	Conflicts Report(s) and/or any other written materials establishing whether a conflict of interest exists.

In the event a member of the Funds’ Compliance Committee believes he/she has a conflict of interest that would preclude him/her from making a vote determination in the best interests of the applicable Fund’s beneficial owners, the Compliance Committee member will advise the Compliance Committee Chair and recuse himself/herself with respect to the relevant proxy determinations.

Conflicts Reports

Investment Professionals, the Proxy Advisory Firm, and members of the Compliance Committee, the Proxy Group, and the Proxy Coordinator are required to disclose any potential conflicts of interest and/or confirm they do not have a conflict of interest in connection with their participation in the voting process for portfolio securities. The Conflicts Report should describe any known relationships of either a business or personal nature that Counsel has not previously assessed, which may include communications with respect to the referral item, but excluding routine communications with or submitted to the Proxy Coordinator or Investment Professional(s) on behalf of the subject company or a proponent of a shareholder proposal.

The Conflicts Report should also include written confirmation that the Investment Professional based the recommendation in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists solely on the investment merits of the proposal and without regard to any other consideration.

Completed Conflicts Reports should be provided to the Proxy Coordinator as soon as possible and may be submitted to the Proxy Coordinator verbally, provided the Proxy Coordinator completes the Conflicts Report, and the submitter reviews and approves the Conflict Report in writing.

The Proxy Coordinator will forward all Conflicts Reports to Counsel for review. Upon review, Counsel will provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present.

Counsel will document such potential conflicts of interest on a consolidated basis as appropriate rather than maintain individual Conflicts Reports.

Assessment of the Proxy Advisory Firm

The Proxy Coordinator, on behalf of the Board and the Advisors, will assess if the Proxy Advisory Firm:

●	Is independent from the Advisors
●	Has resources that indicate it can competently provide analysis of proxy issues
●	Can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners
●	Has adequate compliance policies and procedures to:
¡	Ensure that its proxy voting recommendations are based on current and accurate information
¡	Identify and address conflicts of interest.

The Proxy Coordinator will utilize, and the Proxy Advisory Firm will comply with, such methods for completing the assessment as the Proxy Coordinator may deem reasonably appropriate. The Proxy

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Advisory Firm will also promptly notify the Proxy Coordinator in writing of any material change to information previously provided to the Proxy Coordinator in connection with establishing the Proxy Advisory Firm’s independence, competence, or impartiality.

Information provided in connection with the Proxy Advisory Firm’s potential conflict of interest will be forwarded to Counsel for review. Counsel will review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

Voting Funds of Funds, Investing Funds and Feeder Funds

Funds that are “Funds-of-Funds” will “echo” vote their interests in underlying mutual funds, which may include mutual funds other than the Voya funds indicated on Voya’s website (www.voyainvestments.com). Meaning that, if the Fund-of-Funds must vote on a proposal with respect to an underlying investment company, the Fund-of-Funds will vote its interest in that underlying fund in the same proportion all other shareholders in the underlying investment company voted their interests.

However, if the underlying fund has no other shareholders, the Fund-of-Funds will vote as follows:

●

If the Fund-of-Funds and the underlying fund are being solicited to vote on the same proposal (e.g., the election of fund directors/trustees), the Fund-of-Funds will vote the shares it holds in the underlying fund in the same proportion as all votes received from the holders of the Fund-of-Funds’ shares with respect to that proposal.

●

If the Fund-of-Funds is being solicited to vote on a proposal for an underlying fund (e.g., a new Sub-Advisor to the underlying fund), and there is no corresponding proposal at the Fund-of-Funds level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

An Investing Fund (e.g., any Voya fund), while not a Fund-of-Funds will have the foregoing Fund-of-Funds procedure applied to any Investing Fund that invests in one or more underlying funds. Accordingly:

●	Each Investing Fund will “echo” vote its interests in an underlying fund, if the underlying fund has shareholders other than the Investing Fund.
●

In the event an underlying fund has no other shareholders, and the Investing Fund and the underlying fund are being solicited to vote on the same proposal, the Investing Fund will vote its interests in the underlying fund in the same proportion as all votes received from the holders of its own shares on that proposal.

●

In the event an underlying fund has no other shareholders, and there is no corresponding proposal at the Investing Fund level, the Board will determine the most appropriate method of voting with respect to the underlying fund proposal.

A fund that is a “Feeder Fund” in a master-feeder structure passes votes requested by the underlying master fund to its shareholders. Meaning that, if the master fund solicits the Feeder Fund, the Feeder Fund will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to how it should vote its interest in an underlying master fund.

When a Voya fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s proxy voting policies and procedures. As such, except as described in the Reporting and Record Retention section below, Feeder Funds will not be subject to these Procedures and Guidelines.

Securities Lending

Many of the Funds participate in securities lending arrangements to generate additional revenue for the Fund. Accordingly, the Fund will not be able to vote securities that are on loan under these types of arrangements. However, under certain circumstances, for voting issues that may have a significant impact on the investment, the Proxy Group or Proxy Coordinator may request to recall securities that are on loan if they determine that the benefit of voting outweighs the costs and lost revenue to the Fund and the administrative burden of retrieving the securities.

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Investment Professionals may also deem a vote is “material” in the context of the portfolio(s) they manage. Therefore, they may request that lending activity on behalf of their portfolio(s) with respect to the relevant security be reviewed by the Proxy Group and considered for recall and/or restriction. The Proxy Group will give primary consideration to relevant Investment Professional input in its determination of whether a given proxy vote is material and the associated security accordingly restricted from lending. The determination that a vote is material in the context of a Fund’s portfolio will not mean that such vote is considered material across all Funds voting at that meeting. In order to recall or restrict shares on a timely basis for material voting purposes, the Proxy Coordinator, on behalf of the Proxy Group, will use best efforts to consider, and when appropriate, to act upon, such requests on a timely basis. Requests to review lending activity in connection with a potentially material vote may be initiated by any relevant Investment Professional and submitted for the Proxy Group’s consideration at any time.

Reporting and Record Retention

Reporting by the Funds

Annually, as required, each Fund and each Sub-Advisor-Voted Fund will post its proxy voting record, or a link to the prior one-year period ending on June 30th on the Voya Funds’ website. The proxy voting record for each Fund and each Sub-Advisor-Voted Fund will also be available on Form N-PX in the EDGAR database on the website of the Securities and Exchange Commission (“SEC”). For any Voya fund that is a feeder in a master/feeder structure, no proxy voting record related to the portfolio securities owned by the master fund will be posted on the Voya funds’ website or included in the Fund’s Form N-PX; however, a cross-reference to the master fund’s proxy voting record as filed in the SEC’s EDGAR database will be included in the Fund’s Form N-PX and posted on the Voya funds’ website. If an underlying master fund solicited any Feeder Fund for a vote during the reporting period, a record of the votes cast by means of the pass-through process described above will be included on the Voya funds’ website and in the Feeder Fund’s Form N-PX.

Reporting to the Compliance Committee

At each regularly scheduled quarterly Compliance Committee meeting, the Compliance Committee will receive a report from the Proxy Coordinator indicating each proxy proposal, or a summary of such proposals, that was:

1.	Voted Out-of-Guidelines, including any proposals voted Out-of-Guidelines as a result of special circumstances raised by an Investment Professional;
2.	Voted Within-Guidelines in cases when the Proxy Group did not agree with an Investment Professional’s recommendation;
3.	Referred to the Compliance Committee for determination.

The report will indicate the name of the company, the substance of the proposal, a summary of the Investment Professional’s recommendation, where applicable, and the reasons for voting, or recommending, an Out-of-Guidelines Vote or, in the case of (2) above, a Within-Guidelines Vote.

Reporting by the Proxy Coordinator on behalf of the Advisor

The Advisor will maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following:

●

A copy of each proxy statement received regarding a Fund’s portfolio securities. Such proxy statements the issuers send are available either in the SEC’s EDGAR database or upon request from the Proxy Advisory Firm.

●	A record of each vote cast on behalf of a Fund.
●	A copy of any Advisor-created document that was material to making a proxy vote decision, or that memorializes the basis for that decision.
●	A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Advisor voted proxies on behalf of a Fund.
●	A record of all recommendations from Investment Professionals to vote contrary to the Guidelines.
●	All proxy questions/recommendations that have been referred to the Compliance Committee, and all applicable recommendations, analyses, research, Conflict Reports, and vote determinations.

All proxy voting materials and supporting documentation will be retained for a minimum of six years, the first two years in the Advisors’ office.

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisors

Records Maintained by the Proxy Advisory Firm

The Proxy Advisory Firm will retain a record of all proxy votes handled by the Proxy Advisory Firm. Such record must reflect all the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Proxy Advisory Firm is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Advisor upon request.

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PROXY VOTING GUIDELINES

Introduction

Proxies must be voted in the best interest of the Funds’ beneficial owners. The Guidelines summarize the Funds’ positions on various issues of concern to investors, and give an indication of how Fund securities will be voted on proposals dealing with particular issues. Nevertheless, the Guidelines are not exhaustive, do not include all potential voting issues, and proposals may be addressed, as necessary, on a CASE-BY-CASE basis rather than according to the Guidelines.

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

The Board encourages Investment Professionals to submit a recommendation to the Proxy Group regarding proxy voting related to the portfolio securities over which they have day-to-day portfolio management responsibility. Recommendations from the Investment Professionals may be submitted or requested in connection with any proposal and are likely to be requested with respect to proxies for private equity or fixed income securities and/or proposals related to merger transactions/corporate restructurings, proxy contests, or unusual or controversial issues.

These policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement, or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

General Policies

The Funds’ policy is generally to support the recommendation of the relevant company’s management when the Proxy Advisory Firm’s recommendation also aligns with such recommendation and to vote in accordance with the Proxy Advisory Firm’s recommendation when management has made no recommendation. However, this policy will not apply to CASE-BY-CASE proposals for which a contrary recommendation from the relevant Investment Professional(s) is being utilized.

Investment Professionals input will be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund if they involve merger transactions/corporate restructurings, proxy contests, fixed income or private equity securities, or unusual or controversial issues.

The Fund’s policy is to not support proposals that would impose a negative impact on existing rights of the Funds’ beneficial owners to the extent that any positive impact would not be deemed sufficient to outweigh removal or diminution of such rights. Depending on the relevant market, appropriate opposition may be expressed as an ABSTAIN, AGAINST, or WITHHOLD vote.

International Policies

Companies incorporated outside the U.S. are subject to the foregoing U.S. Guidelines if they are listed on a U.S. exchange and treated as a U.S. domestic issuer by the SEC. Where applicable, certain U.S. Guidelines may also be applied to companies incorporated outside the U.S., e.g., companies with a significant base of U.S. operations and employees. However, the following provide for differing regulatory and legal requirements, market practices, and political and economic systems existing in various international markets.

Funds will vote AGAINST international proxy proposals when the Proxy Advisory Firm recommends voting AGAINST such proposal because relevant disclosure by the company, or the time provided for consideration of such disclosure, is inadequate.

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The Funds will consider proposals that are associated with a firm AGAINST vote on a CASE-BY-CASE basis if the Proxy Advisory Firm recommends their support when:

●	The company or market transitions to better practices (e.g., having committed to new regulations or governance codes);
●	The market standard is stricter than the Fund’s guidelines; or
●	It is the more favorable choice when shareholders must choose between alternate proposals.

Proposal Specific Policies

As mentioned above, these policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis when unusual or controversial circumstances so dictate.

Proxy Contests:

Consider votes in contested elections on a CASE-BY-CASE basis, with primary consideration given to input from the relevant Investment Professional(s).

Uncontested Proxies:

1-	The Board of Directors

Overview

The Funds will lodge disagreement with a company’s policies or practices by withholding support from the relevant proposal rather than from the director nominee(s) to which the Proxy Advisory Firm assigns a correlation. Support will be withheld from directors deemed responsible for governance shortfalls. If the director(s) are not standing for election (e.g., the board is classified), support will not be withheld from others in their stead. When a determination is made to withhold support due to concerns other than those related to an individual director’s independence or actions, responsibility may be attributed to the entire board, a committee, or an individual (such as the CEO or committee chair), taking into consideration whether the desired effect is to send a message or to remove the director from service.

The Funds will vote FOR directors in connection with issues raised by the Proxy Advisory Firm if the director did not serve on the board or relevant committee during the majority of the time period relevant to the concerns cited by the Proxy Advisory Firm.

Vote with the Proxy Advisory Firm’s recommendation when more candidates are presented than available seats and no other provisions under these Guidelines apply.

In cases where a director holds more than one board seat and corresponding votes, manifested as one seat as a physical person plus an additional seat as a representative of a legal entity, generally vote with the Proxy Advisory Firm’s recommendation to withhold support from the legal entity and vote on the physical person.

Vote with the Proxy Advisory Firm’s recommendation to withhold support from directors for whom support has become moot since the time the individual was nominated (e.g., due to death, disqualification, or determination not to accept appointment).

Independence

Determination of Independence

The Fund will consider the relevant country or market listing exchange and the Proxy Advisory Firm’s standards with respect to determining director independence. These standards provide that, to be considered independent, a director shall have no material connection to the company other than the board seat.

Although the Funds’ may agree with the Proxy Advisory Firm’s independence standards, such agreement shall not dictate that a Fund’s vote will be cast according to the Proxy Advisory Firm’s corresponding recommendation. Further, the application of Guidelines in connection with such standards will apply only when the director’s level of independence can be ascertained based on available disclosure. Note: Non-voting directors (e.g., director emeritus or advisory director) shall be excluded from calculations with respect to majority board independence.

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Board/Committee Independence

The Funds’ policy is that a board should be majority independent or, for international markets, meet the applicable independence requirements of the relevant country or market listing exchange (e.g., Hong Kong), and key committees (audit, remuneration (compensation), and nominating/governance) should be fully independent unless expressly dictated otherwise by such exchange (collectively defined as “Independence Requirements”). Therefore, the Fund’s will consider non-independent directors standing for election on a CASE-BY-CASE basis when the full board does not meet the Independence Requirements.

●

WITHHOLD support from the fewest non-independent directors including the Founder, Chairman or CEO if their removal would achieve the Independence Requirements across the remaining board, except that support may be withheld from additional directors whose relative level of independence cannot be differentiated, or the number required to achieve the Independence Requirements is equal to or greater than the number of non-independent directors standing for election.

●

WITHHOLD support from slates of directors if the board’s independence cannot be ascertained due to inadequate disclosure or when the board’s independence does not meet the applicable independence requirements of the relevant exchange.

●	WITHHOLD support from key committee slates if they contain non-independent directors in the election.

●	WITHHOLD support from non-independent directors if the full board serves or the board has not established such a committee, and relevant country or market listing exchange requires the establishment of such committee.

For companies in Japan, generally follow the Proxy Advisory Firm’s recommendations in furtherance of greater board independence and minority shareholder protections, including to WITHHOLD support from the top executive(s) if the board does not include at least two independent directors.

For companies in Japan, generally follow the Proxy Advisory Firm’s approach to proposals seeking a board structure that would provide greater independence oversight of management and the board.

For companies in Italy presenting multiple slates of directors (voto di lista), WITHHOLD support from all slates until director names are disclosed, and upon disclosure, follow the Proxy Advisory Firm’s standards for assessing which slate is best suited to represent shareholder interests.

WITHHOLD support from directors or slates of directors when they are presented in a manner not aligned with market best practice and/or regulation, irrespective of meeting independence requirements, such as:

●	Bundled slates of directors (e.g., Canada, France, Hong Kong, or Spain);
●	Simultaneous reappointment of retiring directors (e.g., South Africa);
●	In markets with term lengths capped by regulation or market practice, directors whose terms exceed the caps or are not disclosed; or
●	Directors whose names are not disclosed in advance of the meeting or far enough in advance relative to voting deadlines to make an informed voting decision.

Self-Nominated/Shareholder-Nominated Director Candidates

Consider self-nominated or shareholder-nominated director candidates on a CASE-BY-CASE basis.

WITHHOLD support from the candidate when:

●	Adequate disclosure has not been provided (e.g., rationale for candidacy and candidate’s qualifications relative to the company);
●	A candidate will not be supported if the candidate’s agenda is not in line with the long-term best interests of the company; or
●	Cases of multiple self-nominated candidates may be considered as a proxy contest if similar issues are raised (e.g., potential change in control).

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Management Proposals Seeking Non-board member service on Key Committees

Vote AGAINST proposals that permit non-board members to serve on the audit, remuneration (compensation), or nominating committee, provided that bundled slates may be supported if no slate nominee serves on the relevant committee(s) except where best market practice otherwise dictates.

Consider other concerns regarding committee members on a CASE-BY-CASE basis.

Shareholder Proposals Regarding Board/Key Committee Independence

●	Vote AGAINST shareholder proposals seeking to redefine director independence or directors’ specific roles (e.g., responsibilities of the lead director).
●	Vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
●	Vote AGAINST shareholder proposals asking that the independence be greater than that required by the country or market listing exchange.

Board Member Roles and Responsibilities

The Funds generally will review issues of the corresponding proposal (e.g., advisory vote on executive compensation or auditor ratification) rather than on the board or relevant committee members.

Attendance

WITHHOLD support from a director who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings during the director’s period of service without a valid reason for the absences.

Vote FOR in connection with attendance issues for directors who have served on the board for less than the two most recent years.

WITHHOLD support if two-year attendance cannot be ascertained from available disclosure (e.g., the company did not disclose which director(s) attended less than 75 percent of the board and committee meetings during the director’s period of service without a valid reason for the absences).

The two-year attendance policy shall be applied to attendance of statutory auditors at Japanese companies.

Over-boarding

Vote FOR directors without regard to “over-boarding” issues, unless when in conjunction with attendance issues during the most recent year. Consider such circumstances on a CASE-BY-CASE basis.

Vote AGAINST shareholder proposals limiting the number of public company boards on which a director may serve.

Combined Chairman / CEO Role

Vote FOR directors without regard to recommendations that the position of chairman should be separate from that of CEO, or should otherwise required to be independent, unless other concerns requiring CASE-BY-CASE consideration are raised (e.g., former CEOs proposed as board chairmen in markets, such as the United Kingdom, for which best practice recommends against such practice).

Vote AGAINST shareholder proposals requiring that the positions of chairman and CEO be held separately, unless significant corporate governance concerns have been cited. Consider such circumstances on a CASE-BY-CASE basis.

Cumulative/Net Voting Markets (e.g., Russia)

When cumulative or net voting applies, generally follow the Proxy Advisory Firm’s approach to vote FOR nominees asserted by the issuer to be independent, irrespective of key committee membership, even if independence disclosure or criteria fall short of the Proxy Advisory Firm’s standards.

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Board Accountability

Vote FOR the top executive at companies in Japan if the only reason the Proxy Advisory Firm’s Withhold recommendation is due to the company underperforming in terms of capital efficiency; i.e., when the company has posted average return on equity (ROE) of less than five percent over the last five fiscal years.

Compensation Practices (U.S. and Canada)

It is the Funds’ policy that matters of compensation are best determined by an independent board and compensation committee. Therefore support may be withheld from compensation committee members whose actions or disclosure do not appear to support compensation practices aligned with the best interests of the company and its shareholders.

Where applicable, votes on compensation committee members in connection with compensation practices should be considered on a CASE-BY-CASE basis:

●

Say on pay.    If shareholders have been provided with an advisory vote on executive compensation (“say on pay”), and practices not supported under these Guidelines (provisions under Section 2. Compensation) have been identified, the Funds will align with the Proxy Advisory Firm when a vote AGAINST the say on pay proposal has been recommended in lieu of withholding support from certain nominees for compensation concerns. Companies receiving negative recommendations on both compensation committee members and say on pay (or shareholders have not been provided with a say on pay) regarding issues not otherwise supported by these Guidelines will be considered on a CASE-BY-CASE basis.

●

Say on pay responsiveness.    Compensation committee members opposed by the Proxy Advisory Firm for failure to sufficiently address compensation concerns prompting significant opposition to the most recent say on pay vote will be considered on a CASE-BY-CASE basis, factoring in considerations such as level of shareholder opposition, subsequent actions taken by the compensation committee, and level of responsiveness disclosure.

¡	WITHHOLD support from the compensation committee chair where the circumstances merit opposition.
¡	If the compensation committee chair is not standing for election under circumstances meriting the chair’s opposition, WITHHOLD support from the other compensation committee members.
¡	If no compensation committee members are standing for election, consider other directors on a CASE-BY-CASE basis.

●

Say on frequency.    If the Proxy Advisory Firm opposes directors because the company has implemented a say on pay schedule that is less frequent than the frequency most recently preferred by at least a plurality of shareholders, WITHHOLD support from the compensation committee chair. If the compensation committee chair is not standing for election, WITHHOLD support from the other compensation committee members. If no compensation committee members are standing for election, consider other directors on a CASE-BY-CASE basis.

●	Tenure. Vote FOR compensation committee members who did not serve on the compensation committee during the majority of the time period relevant to the concerns cited by the Proxy Advisory Firm.

●

Repricing.     If the Proxy Advisory Firm recommends withholding support from compensation committee members in connection with their failure to seek, or acknowledge, a shareholder vote on plans to reprice, replace, buy back, or exchange options, WITHHOLD support from such directors. (Note: cancellation of options would not be considered an exchange unless the cancelled options were re-granted or expressly returned to the plan reserve for reissuance.)

●

Commitments.    Vote FOR compensation committee members receiving an adverse recommendation due to problematic pay practices if the company makes a public commitment (e.g., via a Form 8-K filing) to rectify the practice on a going-forward basis. However, consider on a CASE-BY-CASE basis if the company does not rectify the practice by the following year’s annual general meeting.

●

Burn Rate Commitment.    If burn rate commitment issues are raised, consider compensation committee members on a CASE-BY-CASE basis, taking into account factors such as burn rate history and issuer’s rationale and disclosure.

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For all other markets, consider remuneration committee members on a CASE-BY-CASE basis if the Proxy Advisory Firm recommends withholding support from directors in connection with remuneration practices not otherwise supported by these Guidelines (provisions under Section 2. Compensation), including cases in which the issuer has not followed market practice by submitting a resolution on executive compensation.

Accounting Practices

Vote FOR audit committee members, or the company’s CEO or CFO if nominated as directors, who did not serve on the committee or did not have responsibility over the relevant financial function, during the majority of the time period relevant to the concerns cited.

Consider audit committee members and the company’s CEO and CFO, if nominated as directors, on a CASE-BY-CASE basis if poor accounting practice concerns are raised, factoring in considerations such as:

●	If the audit committee failed to remediate known on-going material weaknesses in the company’s internal controls for more than a year.
●	If the company has not yet had a full year to remediate the concerns since the time they were identified.
●	If the company has taken adequate steps to remediate the concerns cited, which would typically include removing or replacing the responsible executives, and if the concerns are not re-occurring.

Consider on a CASE-BY-CASE basis audit committee members if the company has failed to disclose auditors’ fees and has not provided an auditor ratification or remuneration proposal for shareholder vote.

Problematic Actions

When the Proxy Advisory Firm recommends withholding support due to assessment that a director acted in bad faith or against shareholder interests in connection with a major transaction, such as a merger or acquisition, or due to other material failures or problematic actions, consider on a CASE-BY-CASE basis, factoring in the merits of the director’s performance, rationale, and disclosure provided.

WITHHOLD support from directors when the Proxy Advisory Firm recommends withholding support due to the board unilaterally adopting by-law amendments that have a negative impact on existing shareholder rights or functions as a diminution of shareholder rights. Consider on a CASE-BY-CASE basis if all directors are under consideration.

If the Proxy Advisory Firm cites concerns regarding actions in connection with a director’s service on another board, vote FOR the director if the company has provided adequate rationale regarding the appropriateness of the director to serve on the board under consideration.

When the Proxy Advisory Firm recommends withholding support from any director due to share pledging concerns, consider on a CASE-BY-CASE basis, factoring in the pledged amount, unwind time, and any historical concerns being raised. Responsibility will be assigned to the pledgor, where the pledged amount and unwind time are deemed significant and, therefore, an unnecessary risk to the company.

Vote FOR directors for whom scandals or internal controls concerns have been raised unless:

●	The scandal or shortfall in controls took place at the company, or an affiliate, for which the director is being considered;
●	Culpability can be attributed to the director (e.g., director manages or audits the relevant function); and
●	The director has been directly implicated, with resulting arrest and criminal charge or regulatory sanction.

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Anti-Takeover Measures

If the company implements excessive anti-takeover measures, including failure to remove restrictive poison pill features or to ensure a pill’s expiration or timely submission to shareholders for vote, unless a company has implemented a policy that should reasonably prevent abusive use of its poison pill, WITHHOLD support from the board chair or, if not standing for election, the lead director. If neither is standing for election, WITHHOLD support from all continuing directors.

If the company has failed to opt out of a law requiring companies to implement a staggered board structure, WITHHOLD support from the board chair, or if not standing for election, lead director; or if neither is standing for election, WITHHOLD support from all continuing directors.

Board Responsiveness

If the company has failed to implement a majority-approved shareholder proposal, vote FOR the directors if the shareholder proposal has been reasonably addressed or the Funds’ Guidelines or voting record did not support the relevant proposal or issue. WITHHOLD support from the board or relevant committee chair, or, if not standing for election, from all continuing directors, if the shareholder proposal at issue is supported under these Guidelines and the board has not disclosed a credible rationale for not implementing the proposal.

❖

In the U.S., proposals seeking shareholder ratification of a poison pill may be deemed reasonably addressed if the company has implemented a policy that should reasonably prevent abusive use of the pill.

If the board has not acted upon a director not receiving shareholder support representing a majority of the votes cast at the previous annual meeting, consider directors on a CASE-BY-CASE basis. Vote FOR directors when:

●	The issue relevant to the majority negative vote has been adequately addressed or cured, which may include disclosure of the board’s rationale; or
●	The Funds’ Guidelines or voting record do not support the relevant proposal or issue causing the majority negative vote.

❖	If the above provisions have not been satisfied, WITHHOLD support from the chair of the nominating committee, or if not standing for election, consider other directors on a CASE-BY-CASE basis.

Board–Related Proposals

Classified/Declassified Board Structure

Vote AGAINST proposals to classify the board unless the proposal represents an increased frequency of a director’s election in the staggered cycle (e.g., seeking to move from a three-year cycle to a two-year cycle). Vote FOR proposals to repeal classified boards and to elect all directors annually.

Board Structure

Vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders’ rights.

Vote AGAINST shareholder proposals to impose new board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent and corporate governance concerns have been identified.

Board Size

Vote FOR proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations, without also seeking to remove shareholder approval rights.

Director and Officer Indemnification and Liability Protection

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.

Vote AGAINST proposals to limit or eliminate entirely directors’ and officers’ liability in connection with monetary damages for violating the duty of care.

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Vote AGAINST indemnification proposals that would expand coverage beyond legal expenses to acts that are more serious violations of fiduciary obligation, such as negligence.

Director and Officer Indemnification and Liability Protection (International)

Vote in accordance with the Proxy Advisory Firm’s standards for indemnification and liability protection for officers and directors, voting AGAINST overly broad provisions.

Discharge of Management/Supervisory Board Members (International)

Vote FOR management proposals seeking the discharge of management and supervisory board members (including when the proposal is bundled), unless concerns are raised about the past actions of the company’s auditors or directors, or legal or regulatory action is being taken against the board by other shareholders.

Vote FOR such proposals in connection with remuneration practices otherwise supported under these Guidelines or as a means of expressing disapproval of broader practices of the company or its board.

Establish Board Committee

Vote FOR shareholder proposals that seek creation of an audit, compensation, or nominating/governance committee of the board, unless the committee in question is already in existence or the company claims an exemption of the listing exchange (e.g., committee functions are served by a majority of independent directors).

Vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Filling Board Vacancies / Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Stock Ownership Requirements

Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

Term Limits / Retirement Age

Vote FOR management proposals and AGAINST shareholder proposals limiting the tenure of outside directors or imposing a mandatory retirement age for outside directors (unless the proposal seeks to relax existing standards).

2-	Compensation

Frequency of Advisory Votes on Executive Compensation

Vote FOR proposals seeking an annual say on pay, and AGAINST those seeking less frequent.

Proposals to Provide an Advisory Vote on Executive Compensation (Canada)

Vote FOR, with a preference for an ANNUAL vote.

Executive Pay Evaluation

Advisory Votes on Executive Compensation (Say on Pay) and Remuneration Reports

Vote FOR management proposals seeking ratification of the company’s executive compensation structure unless the program includes practices or features not supported under these Guidelines, and the proposal receives a negative recommendation from the Proxy Advisory Firm.

Listed below are examples of compensation practices and provisions, and respective consideration treatment under the Guidelines, factoring in whether the company has provided reasonable rationale/disclosure for such factors or the proposal as a whole.

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Proxy Voting Procedures and Guidelines for the Voya Funds and Advisors

Consider on a CASE-BY-CASE basis:

●	Single Trigger Equity Provisions
●	Short-Term Investment Plans where the board has exercised discretion to exclude extraordinary items.
●	Retesting in connection with achievement of performance hurdles
●	Permit repricing of stock options, or any form or alternative to repricing, without shareholder approval.
●	Include provisions that permit repricing, replacement, or exchange transactions that do not meet recommended criteria.
●	Give the board sole discretion to approve option repricing, replacement, or exchange programs.
●	Long-Term Incentive Plans where executives already hold significant equity positions.
●	Long-Term Incentive Plans where the vesting or performance period is too short or stringency of the performance criteria is called into question.
●	Pay Practices (or combination of practices) that appear to have created a misalignment between CEO pay and performance with regard to shareholder value.
●	Long-Term Incentive Plans that lack an appropriate equity component (e.g., “cash-based only”).
●

Excessive levels of discretionary bonuses, recruitment awards, retention awards, non-compete payments, severance/termination payments, perquisites (unreasonable levels in context of total compensation or purpose of the incentive awards or payouts).

Vote AGAINST:

●

Provisions that permit repricing, replacement, buy back, or exchange options. (Note: cancellation of options would not be considered an exchange unless the cancelled options were re-granted or expressly returned to the plan reserve for reissuance.)

●

Single Trigger Cash Severance Provisions in new or materially amended plans, contracts, or payments that do not require an actual change in control in order to be triggered, or such provisions that are maintained in agreements previously opposed by a Fund.

●	Named executives officers have material input into setting their pay.
●	Short-Term Incentive Plans where treatment of payout factors has been inconsistent (e.g., exclusion of losses but not gains).
●	For companies in international markets, plans provide for contract or notice periods or severance/termination payments that exceed market practices, e.g., relative to multiple of annual compensation.

Golden Parachutes

Votes with respect to Golden Parachutes should be determined on a CASE-BY-CASE basis. Features that will be considered include:

•	Single- or modified-single-trigger cash severance.
•	Excessive payout.
•	Recent material amendments or new agreements that incorporate problematic features.
•	CEO/NEO remains employed by merged/acquired company.

Equity-Based and Other Incentive Plans

Equity Compensation

Consider on a CASE-BY-CASE basis compensation and employee benefit plans, or the issuance of shares in connection with such plans. Vote the plan or issuance based on factors and related vote treatment under the Executive Pay Evaluation section above or based on circumstances specific to such equity plans as follows:

Vote AGAINST if:

●	The plan exceeds recommended cost (U.S. or Canada).
●	A cost or dilution assessment may not be possible due to the method of disclosing shares allocated to the plan(s).
●	The plan exceeds recommended burn rates and/or dilution limits, including cases in which dilution cannot be fully assessed (e.g., due to inadequate disclosure).
●	There are deep or near-term discounts (or the equivalent, such as dividend equivalents on unexercised options) to executives or directors.

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Misalignment between CEO Pay and Performance

Vote AGAINST if the plan:

●	provides for retirement benefits or equity incentive awards to outside directors if not in line with market practice.
●	permits financial assistance to executives, directors, subsidiaries, affiliates, or related parties that is not in line with market practice.
●

allows for an overly liberal change in control definition. (This refers to plans that would reward recipients even if the event does not result in an actual change in control or results in a change in control but does not terminate the employment relationship.)

●	allows for post-employment vesting or exercise of options if deemed inappropriate.
●	allows plan administrators to make material amendments without shareholder approval.

Amendment Procedures for Equity Compensation Plans and Employee Stock Purchase Plans (ESPPs) (Toronto Stock Exchange Issuers)

Vote AGAINST if the amendment procedures do not preserve shareholder approval rights.

Stock Option Plans for Independent Internal Statutory Auditors (Japan)

Vote AGAINST.

Matching Share Plans

Vote AGAINST if the matching share plan does not meet recommended standards, considering holding period, discounts, dilution, participation, purchase price, or performance criteria.

Employee Stock Purchase Plans

Voting decisions are generally based on the Proxy Advisory Firm’s approach to evaluating such proposals.

Capital Issuances in Support of Employee Stock Purchase Plans

Voting decisions are generally based on the Proxy Advisory Firm’s approach to evaluating such proposals.

OBRA-Related Compensation Proposals

Plans Intended to Qualify for Favorable Tax Treatment under Section 162(m) of OBRA

Vote AGAINST if a potential recipient under the plan(s) sits on the committee that exercises discretion over the related compensation awards. Vote FOR plans in cases where the only concern cited is lack of board independence, provided that the board meets the independence requirements of the relevant listing exchange. Consider other concerns CASE-BY-CASE.

Amendments that Place a Cap on Annual Grants or Amend Administrative Features to Comply with Section 162(m) of OBRA

Vote FOR.

Amendments to Add Performance-Based Goals to Comply with Section 162(m) of OBRA

Vote FOR, unless the amendments are clearly inappropriate.

Amendments to Increase Shares and Retain Tax Deductions under OBRA

Consider on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans to Exempt the Compensation from Taxes under Section 162(m) of OBRA

Vote FOR, with primary consideration given to management’s assessment that such plan meets the requirements for exemption of performance-based compensation. However, consider on a CASE-BY-CASE basis when broader compensation concerns exist.

Director Compensation

Non-Executive Director Cash Compensation

Factor in the merits of the rationale and disclosure provided. Vote FOR if the amount is not excessive, there is no evidence of abuse, the recipient’s overall compensation appears reasonable, the administrating committee meets exchange or market standards for independence, and other significant market standards are met. Otherwise, consider on a CASE-BY-CASE basis.

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Non-Executive Director Equity Compensation

Consider on a CASE-BY-CASE basis.

Bonus Payments (Japan)

Vote FOR if all payments are for directors or auditors who have served as executives of the company, and AGAINST if any payments are for outsiders.

Bonus Payments – Scandals

Vote AGAINST bonus proposals for a retiring director or continuing director or auditor when culpability can be attributed to the nominee.

Consider on a CASE-BY-CASE basis bundled bonus proposals for retiring directors or continuing directors or auditors when culpability cannot be attributed to all nominees.

Severance Agreements

Vesting of Equity Awards upon Change in Control

Vote FOR management proposals seeking a specific treatment (e.g., double trigger or pro-rata) of equity that vests upon change in control, unless evidence exists of abuse in historical compensation practices.

Vote AGAINST shareholder proposals regarding the treatment of equity if:

●	The change in control cash severance provisions are double-triggered; and
●	The company has provided a reasonable rationale regarding the treatment of equity.

Executive Severance or Termination Arrangements, Including those Related to Executive Recruitment or Retention

Vote FOR such compensation arrangements if:

●	The primary concerns raised would not result in a negative vote, under these Guidelines, on a management say on pay proposal, the relevant board or committee member(s);
●	The company has provided adequate rationale and/or disclosure; or
●	Support is recommended as a condition to a major transaction such as a merger.

Single Trigger Cash Severance Provisions

Vote AGAINST new or materially amended plans, contracts, or payments that include single trigger change in control cash severance provisions or do not require an actual change in control in order to be triggered.

Compensation-Related Shareholder Proposals

Double Triggers

Vote FOR shareholder proposals seeking double triggers on change in control cash severance provisions.

Executive and Director Compensation

Unless evidence exists of abuse in historical compensation practices, vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

Holding Periods

Vote AGAINST shareholder proposals requiring mandatory periods for officers and directors to hold company stock.

Submit Severance and Termination Payments for Shareholder Ratification

Vote FOR shareholder proposals to submit executive severance agreements for shareholder ratification, if such proposals specify change in control events, Supplemental Executive Retirement Plans, or deferred executive compensation plans, or if ratification is required by the listing exchange.

3-	Audit-Related

Auditor Ratification

Vote FOR management proposals to ratify auditors except in such cases as indicated below..

In the U.S. and Canada, consider on a CASE-BY-CASE basis if the Proxy Advisory Firm cites poor accounting practices including if the company has failed to disclose a categorical breakdown of the auditors’ fees.

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For all other markets, consider on a CASE-BY-CASE basis if:

●	The Proxy Advisory Firm raises questions of disclosure or auditor independence; or
●

Total fees for non-audit services exceed 50 percent of the total auditor fees (including audit-related fees, and tax compliance and preparation fees if applicable) and the company has not provided adequate rationale regarding the non-audit fees. (For purposes of this review, fees deemed to be reasonable, non-recurring exceptions to the non-audit fee category (e.g., significant, one-time events such as those related to an IPO) will be excluded).

Vote AGAINST if the company has failed to disclose auditors’ fees.

Vote FOR shareholder proposals asking the company to present its auditor annually for ratification.

Remuneration of Auditors

Vote FOR, unless there is evidence of excessive compensation relative to the size and nature of the company.

Auditor Independence

Consider shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services) on a CASE-BY-CASE basis.

Audit Firm Rotation

Vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

Indemnification of Auditors

Vote AGAINST the indemnification of auditors.

Independent Statutory Auditors (Japan)

Vote AGAINST if the candidate is affiliated (e.g., if the nominee has worked a significant portion of his career for the company, its main bank, or one of its top shareholders.)

Consider on a CASE-BY-CASE basis bundled slates of directors.

Consider on a CASE-BY-CASE basis cases where multiple slates of statutory auditors are presented.

Vote AGAINST incumbent directors at companies implicated in scandals or exhibiting poor internal controls.

Statutory Auditors Remuneration

Vote FOR as long as the amount is not excessive (e.g., significant increases should be supported by adequate rationale and disclosure), there is no evidence of abuse, the recipient’s overall compensation appears reasonable, and the board and/or responsible committee meet exchange or market standards for independence.

4-	Shareholder Rights and Defenses

Advance Notice for Shareholder Proposals

Vote FOR management proposals related to advance notice period requirements, provided that the period requested is in accordance with applicable law and no material governance concerns have been identified in connection with the company.

Corporate Documents / Article and Bylaw Amendments

Vote FOR if the change or policy is editorial in nature or if shareholder rights are protected.

Vote AGAINST if it seeks to impose a negative impact on shareholder rights or diminishes accountability to shareholders.

With respect to article amendments for Japanese companies:

●

Vote FOR management proposals to amend a company’s articles to expand its business lines in line with its current industry; consider on a CASE-BY-CASE basis if the new business line is completely unrelated or not disclosed.

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●

Vote FOR management proposals to amend a company’s articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

●

If anti-takeover concerns exist, vote AGAINST management proposals, including bundled proposals, to amend a company’s articles to authorize the Board to vary the annual meeting record date or to otherwise align them with provisions of a takeover defense.

●

Follow the Proxy Advisory Firm’s guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board’s discretion, voting AGAINST proposals unless there is little to no likelihood of a creeping takeover or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders’ interest.

Majority Voting Standard

Vote FOR proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders, provided they contain a plurality carve-out for contested elections, and provided such standard does not conflict with law in which the company is incorporated.

Vote FOR amendments to corporate documents or other actions promoting a majority standard. (See also Section 8. Mutual Fund Proxies.)

Cumulative Voting

Vote FOR shareholder proposals to restore or permit cumulative voting.

Vote AGAINST management proposals to eliminate cumulative voting if the company:

●	Is controlled;
●	Maintains a classified board of directors; or
●	Maintains a dual class voting structure.

Proposals may be supported irrespective of classified board status if a company plans to declassify its board or adopt a majority voting standard.

Confidential Voting

Vote FOR management proposals to adopt confidential voting.

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

●	In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
●	If the dissidents agree, the policy remains in place.
●	If the dissidents do not agree, the confidential voting policy is waived.

Fair Price Provisions

Consider proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Poison Pills

Votes will be cast in a manner that seeks to preserve shareholder value and the right to consider a valid offer, voting AGAINST management proposals in connection with poison pills or anti-takeover activities (e.g., disclosure requirements or issuances, transfers, or repurchases) that can reasonably be construed as an anti-takeover measure, based on the Proxy Advisory Firm’s approach to evaluating such proposals. .

DO NOT VOTE AGAINST director remuneration in connection with poison pill considerations raised.

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless:

●	Shareholders have approved adoption of the plan;

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●	A policy has already been implemented by the company that should reasonably prevent abusive use of the pill; or
●

The board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Consider on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill.

Proxy Access

Consider on a CASE-BY-CASE basis proposals to provide shareholders with access to management’s proxy material in order to nominate their own candidates(s) to the board, factoring in considerations such as whether significant or multiple corporate governance concerns have been identified.

Vote FOR management proposals also supported by the Proxy Advisory Firm.

Quorum Requirements

Consider on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

Reincorporation Proposals

Consider proposals to change a company’s state of incorporation on a CASE-BY-CASE basis.

Vote FOR management proposals not assessed as:

●	A potential takeover defense; or
●	A significant reduction of minority shareholder rights that outweigh the aggregate positive impact, but if so assessed, weighing management’s rationale for the change.

Vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported.

Vote AGAINST shareholder reincorporation proposals not also supported by the company.

Shareholder Advisory Committees

Consider on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

Right to Call Special Meetings

Consider management proposals to permit shareholders to call special meetings on a CASE-BY-CASE basis.

Vote FOR shareholder proposals that provide shareholders with the ability to call special meetings when either of the following applies:

●	Company does not currently permit shareholders to do so;
●	Existing ownership threshold is greater than 25 percent; or
●	Sole concern relates to a net-long position requirement.

Written Consent

Vote AGAINST shareholder proposals seeking the right to act by written consent if the company:

●	Permits shareholders to call special meetings;
●	Does not impose supermajority vote requirements on business combinations/actions (e.g., a merger or acquisition) and on bylaw or charter amendments; and
●	Has otherwise demonstrated its accountability to shareholders (e.g., the company has reasonably addressed majority-supported shareholder proposals).

Consider management proposals to eliminate the right to act by written consent on a CASE-BY-CASE basis, voting FOR if the above conditions are present.

Vote FOR shareholder proposals seeking the right to act by written consent if the above conditions are not present.

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State Takeover Statutes

Consider on a CASE-BY-CASE basis proposals to opt-in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

Supermajority Shareholder Vote Requirement

Vote AGAINST proposals to require a supermajority shareholder vote and FOR proposals to lower supermajority shareholder vote requirements; except,

Consider on a CASE-BY-CASE basis if the company has shareholder(s) with significant ownership levels and the retention of existing supermajority requirements would protect minority shareholder interests.

Time-Phased Voting

Vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

White Squire Placements

Vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

5-	Capital and Restructuring

Consider management proposals to make changes to the capital structure not otherwise addressed under these Guidelines on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendation unless a contrary recommendation from the relevant Investment Professional(s) is utilized.

Vote AGAINST proposals authorizing excessive discretion to a board.

Capital

Common Stock Authorization

Consider proposals to increase the number of shares of common stock authorized for issuance on a CASE-BY-CASE basis. The Proxy Advisory Firm’s proprietary approach of determining appropriate thresholds will be utilized in evaluating such proposals. In cases where the requests are above the allowable threshold, a company-specific qualitative review (e.g., considering rationale and prudent historical usage) will be utilized.

Vote FOR proposals within the Proxy Advisory Firm’s allowable thresholds, or those in excess but meeting Proxy Advisory Firm’s qualitative standards, to authorize capital increases, unless the company states that the stock may be used as a takeover defense.

Vote FOR proposals to authorize capital increases exceeding the Proxy Advisory Firm’s thresholds when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.

Notwithstanding the above, vote AGAINST:

●

Proposals to increase the number of authorized shares of a class of stock if the issuance which the increase is intended to service is not supported under these Guidelines (e.g., merger or acquisition proposals).

●	Nonspecific proposals authorizing excessive discretion to a board.

Dual Class Capital Structures

Vote AGAINST:

●

Proposals to create or perpetuate dual class capital structures (e.g., exchange offers, conversions, and recapitalizations) unless supported by the Proxy Advisory Firm (e.g., utilize a one share, one vote standard, to avert bankruptcy or generate non-dilutive financing, or not designed to increase the voting power of an insider or significant shareholder).

●	Proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual class capital structures.

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However, consider such proposals CASE-BY-CASE if:

●	Bundled with favorable proposal(s);
●	Approval of such proposal(s) is a condition of such favorable proposal(s); or
●	Part of a recapitalization for which support is recommended by the Proxy Advisory Firm or relevant Investment Professional(s).

Consider management proposals to eliminate or make changes to dual class capital structures on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendation.

Vote FOR shareholder proposals to eliminate dual class capital structures unless the relevant Fund owns a class with superior voting rights.

General Share Issuances / Increases in Authorized Capital (International)

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company’s rationale.

Voting decisions to determine support for requests for general issuances (with or without preemptive rights), authorized capital increases, convertible bonds issuances, warrants issuances, or related requests to repurchase and reissue shares, will be based on the Proxy Advisory Firm’s assessment.

Preemptive Rights

Consider on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock, unless doing so raises other concerns not otherwise supported under these Guidelines.

Preferred Stock

Utilize the Proxy Advisory Firm’s approach for evaluating issuances or authorizations of preferred stock, taking into account the Proxy Advisory Firm’s support of special circumstances, such as mergers or acquisitions, as well as the following criteria:

Consider proposals to increase the number of shares of preferred stock authorized for issuance on a CASE-BY-CASE basis. This approach incorporates both qualitative and quantitative measures, including a review of:

●	Past performance (e.g., board governance, shareholder returns and historical share usage); and

●    The current request (e.g., rationale, whether shares are blank check and declawed, and dilutive impact as determined through the Proxy Advisory Firm’s model for assessing appropriate thresholds).

Vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).

Vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or not utilize a disparate voting rights structure.

Vote AGAINST where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense.

Vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Consider on a CASE-BY-CASE basis proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

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Preferred Stock (International)

Voting decisions should generally be based on the Proxy Advisory Firm’s approach, including:

●

Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

●

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Proxy Advisory Firm’s guidelines on equity issuance requests.

●	Vote AGAINST the creation of:

(1) a new class of preference shares that would carry superior voting rights to the common shares, or

(2) blank check preferred stock, unless the board states that the authorization will not be used to thwart a takeover bid.

Shareholder Proposals Regarding Blank Check Preferred Stock

Vote FOR shareholder proposals requesting to have shareholder ratification of blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business,.

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms, but vote AGAINST plans with terms favoring selected parties.

Vote FOR management proposals to cancel repurchased shares.

Vote AGAINST proposals for share repurchase methods lacking adequate risk mitigation or exceeding appropriate volume or duration parameters for the market.

Consider shareholder proposals seeking share repurchase programs on a CASE-BY-CASE basis, giving primary consideration to input from the relevant Investment Professional(s).

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Proxy Advisory Firm’s allowable thresholds.

Reverse Stock Splits

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

In the event that the split constitutes a capital increase effectively exceeding the Proxy Advisory Firm’s allowable threshold because the request does not proportionately reduce the number of shares authorized, consider management’s rationale and/or disclosure, voting FOR, but not supporting additional requests for capital increases on the same agenda.

Allocation of Income and Dividends (International)

With respect to Japanese companies, consider management proposals concerning allocation of income and the distribution of dividends, including adjustments to reserves to make capital available for such purposes, on a CASE-BY-CASE basis, voting with the Proxy Advisory Firm’s recommendations to support such proposals unless:

●	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
●	The payout is excessive given the company’s financial position.

Vote FOR such management proposals by companies in other markets.

Vote AGAINST proposals where companies are seeking to establish or maintain disparate dividend distributions between stockholders of the same share class (e.g., long-term stockholders receiving a higher dividend ratio (“Loyalty Dividends”)).

In any market, in the event multiple proposals regarding dividends are on the same agenda, consider on a CASE-BY-CASE basis.

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Stock (Scrip) Dividend Alternatives (International)

Vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Tracking Stock

Consider the creation of tracking stock on a CASE-BY-CASE basis, giving primary consideration to input from the relevant Investment Professional(s).

Capitalization of Reserves (International)

Vote FOR proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares, unless concerns not otherwise supported under these Guidelines are raised by the Proxy Advisory Firm.

Debt Instruments and Issuance Requests (International)

Vote AGAINST proposals authorizing excessive discretion to a board to issue or set terms for debt instruments (e.g., commercial paper).

Vote FOR debt issuances for companies when the gearing level (current debt-to-equity ratio) is between zero and 100 percent.

Vote AGAINST proposals where the issuance of debt will result in the gearing level being greater than 100 percent, or for which inadequate disclosure precludes calculation of the gearing level, unless the Proxy Advisory Firm’s approach to evaluating such requests results in support of the proposal.

Acceptance of Deposits (India)

Voting decisions generally based on the Proxy Advisory Firm’s approach to evaluating such proposals.

Debt Restructurings

Consider on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

Financing Plans (International)

Vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

Investment of Company Reserves (International)

Consider proposals on a CASE-BY-CASE basis.

Restructuring

Mergers and Acquisitions / Corporate Restructurings

Vote FOR a proposal not typically supported under these Guidelines if a key proposal, such as a merger transaction, is contingent upon its support and a vote FOR is recommended by the Proxy Advisory Firm or relevant Investment Professional(s).

Votes will be reviewed on a CASE-BY-CASE basis with voting decisions based on the Proxy Advisory Firm’s approach to evaluating such proposals if no input is provided by the relevant Investment Professional(s).

Waiver on Tender-Bid Requirement (International)

Consider proposals on a CASE-BY-CASE basis if seeking a waiver for a major shareholder or concert party from the requirement to make a buyout offer to minority shareholders, voting FOR when little concern of a creeping takeover exists and the company has provided a reasonable rationale for the request.

Related Party Transactions (International)

Vote FOR approval of such transactions unless the agreement requests a strategic move outside the company’s charter, contains unfavorable or high-risk terms (e.g., deposits without security interest or guaranty), or is deemed likely to have a negative impact on director or related party independence.

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6-	Environmental and Social Issues

Environmental and Social Proposals

Boards of directors and company management are responsible for guiding the corporation in connection with matters that are most often the subject of shareholder proposals on environmental and social issues. Such matters may include:

●	Ensuring that the companies they oversee comply with applicable legal, regulatory and ethical standards;
●	Effectively managing risk, and

●    Assessing and addressing matters that may have a financial impact on shareholder value.

The Funds will vote in accordance with the board’s recommendation on such proposals based on the guidelines below.

The Funds will vote AGAINST shareholder proposals seeking to:

●	Dictate corporate conduct;
●	Impose excessive costs or restrictions;
●	Duplicate policies already substantially in place; or

●    Release information that would not help a shareholder evaluate an investment in the corporation as an economic matter.

Certain instances will be considered CASE-BY-CASE. If it appears that both:

(1)

The stewardship has fallen short as evidenced by the company’s failure to align its actions and disclosure with market practice and that of its peers; or the company’s having been subject to significant controversies, litigation, fines, or penalties in connection with the relevant issue; and

(2)	The issue is material to the company.

Approval of Donations (International)

Vote FOR proposals if they are for single- or multi-year authorities and prior disclosure of amounts is provided. Otherwise, vote AGAINST such proposals.

7-	Routine/Miscellaneous

Routine Management Proposals

Consider proposals on a CASE-BY-CASE basis when the Proxy Advisory Firm recommends voting AGAINST.

Authority to Call Shareholder Meetings on Less than 21 Days’ Notice

For companies in the United Kingdom, consider on a CASE-BY-CASE basis, factoring in whether the company has provided clear disclosure of its compliance with any hurdle conditions for the authority imposed by applicable law and has historically limited its use of such authority to time-sensitive matters.

Approval of Financial Statements and Director and Auditor Reports (International)

Vote AGAINST if there are concerns regarding inadequate disclosure, remuneration arrangements (including severance/termination payments exceeding local standards for multiples of annual compensation), or consulting agreements with non-executive directors.

Consider on a CASE-BY-CASE basis if there are other concerns regarding severance/termination payments.

Vote AGAINST if there is concern about the company’s financial accounts and reporting, including related party transactions.

Vote AGAINST board-issued reports receiving a negative recommendation from the Proxy Advisory Firm due to concerns regarding independence of the board or the presence of non-independent directors on the audit committee.

Vote FOR if the only reason for a negative recommendation by the Proxy Advisory Firm is to express disapproval of broader practices of the company or its board.

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Other Business

Vote AGAINST proposals for Other Business, unless the company has provided adequate disclosure regarding the matters to be raised under Other Business. Consider such instances CASE-BY-CASE.

Adjournment

These items often appear on the same agenda as a primary proposal, such as a merger or corporate restructuring.

●	Vote FOR when the primary proposal is also supported.
●	If there is no primary proposal, vote FOR if all other proposals are supported and AGAINST if all other proposals are opposed.

●    Consider other circumstances on a CASE-BY-CASE basis.

Changing Corporate Name

Vote FOR proposals requesting a change in corporate name.

Multiple Proposals

Multiple proposals of a similar nature presented as options to the course of action favored by management may all be voted FOR, provided that:

●	Support for a single proposal is not operationally required;
●	No one proposal is deemed superior in the interest of the Fund(s); and
●	Each proposal would otherwise be supported under these Guidelines.

Vote AGAINST any proposals that would otherwise be opposed under these Guidelines.

Bundled Proposals

Vote FOR if all of the bundled items are supported by these Guidelines.

Vote AGAINST if one or more items are not supported by these Guidelines, and if the Proxy Advisory Firm deems the negative impact, on balance, to outweigh any positive impact.

Moot Proposals

This instruction is in regard to items for which support has become moot (e.g., an incentive grant to a person no longer employed by the company); WITHHOLD support if recommended by the Proxy Advisory Firm.

8-	Mutual Fund Proxies

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

Hire and Terminate Sub-Advisors

Vote FOR management proposals that authorize the board to hire and terminate sub-advisors.

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

Establish Director Ownership Requirement

Vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

All other matters should be examined on a CASE-BY-CASE basis:

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Exhibit 1 – Proxy Group

Name	Title or Affiliation

Stanley D. Vyner	Chief Investment Risk Officer and Executive Vice President, Voya Investments, LLC

Julius A. Drelick III, CFA	Senior Vice President, Head of Fund Compliance, Voya Funds Services, LLC

Kevin M. Gleason	Senior Vice President, Voya Investment Management LLC; and Chief Compliance Officer of the Voya Family of Funds,

Todd Modic	Senior Vice President, Voya Funds Services, LLC and Voya Investments, LLC; and Chief Financial Officer of the Voya Family of Funds

Maria Anderson	Vice President, Fund Compliance, Voya Funds Services, LLC

Sara Donaldson	Proxy Coordinator for the Voya Family of Funds and Vice President, Proxy Voting, Voya Funds Services, LLC

Harley Eisner	Vice President, Financial Analysis, Voya Funds Services, LLC

Evan Posner, Esq.	Vice President and Counsel, Voya Family of Funds

Andrew Schlueter	Vice President, Mutual Funds Operations, Voya Funds Services LLC

Kristin Lynch*	Assistant Vice President, Office of the Chief Compliance Officer, Voya Investment Management LLC

Effective as of May 21, 2015

*Non-voting member

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PART C

OTHER INFORMATION

VOYA VARIABLE INSURANCE TRUST

ITEM 28. EXHIBITS

(a)	(1)	Trust Instrument dated July 15, 1999 - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on April 11, 2000 and incorporated herein by reference.

	(2)	Certificate of Amendment effective April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2001 and incorporated herein by reference.

	(3)	Certificate of Amendment effective May 9, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

	(4)	Amendment No. 1 to the Trust Instrument of Voya Variable Insurance Trust effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

	(5)	Certificate of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

	(6)	Amendment No. 2 to the Trust Instrument of Voya Variable Insurance Trust effective February 25, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2003 and incorporated herein by reference.

	(7)	Amendment No. 3 to the Trust Instrument of Voya Variable Insurance Trust (regarding ING GET U.S. Core – Series 1) effective March 10, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

	(8)	Amendment No. 4 to the Trust Instrument of Voya Variable Insurance Trust (regarding ING GET U.S. Opportunity – Series 1) effective March 10, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

	(9)	Amendment No. 5 to the Trust Instrument of Voya Variable Insurance Trust effective April 17, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A filed on April 25, 2003 and incorporated herein by reference.

	(10)	Amendment No. 6 to the Trust Instrument of Voya Variable Insurance Trust (regarding ING GET U.S. Core Series 2) effective September 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

(11)	Amendment No. 7 to the Trust Instrument of Voya Variable Insurance Trust effective September 22, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2003 and incorporated herein by reference.

(12)	Amendment No. 8 to the Trust Instrument of Voya Variable Insurance Trust effective March 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2003 and incorporated herein by reference.

(13)	Amendment No. 9 to the Trust Instrument of Voya Variable Insurance Trust effective May 28, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2004 and incorporated herein by reference.

(14)	Amendment No. 10 to the Trust Instrument of Voya Variable Insurance Trust effective August 27, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2004 and incorporated herein by reference.

(15)	Amendment No. 11 to the Trust Instrument of Voya Variable Insurance Trust (regarding ING GET U.S. Core – Series 7) effective June 3, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

(16)	Amendment No. 12 to the Trust Instrument of Voya Variable Insurance Trust (regarding ING GET U.S. Core – Series 8) effective June 3, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

(17)	Amendment No. 13 to the Trust Instrument of Voya Variable Insurance Trust (regarding ING GET U.S. Core – Series 9) effective June 3, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A filed on August 31, 2004 and incorporated herein by reference.

(18)	Amendment No. 14 to the Trust Instrument of Voya Variable Insurance Trust (regarding ING GET U.S. Core – Series 10, 11 and 12) effective March 30, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on June 16, 2005 and incorporated herein by reference.

(19)	Amendment No. 15 to the Trust Instrument of Voya Variable Insurance Trust (regarding changing the name of ING VP Worldwide Growth Portfolio to ING VP Global Equity Dividend Portfolio) effective April 29, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A filed on June 16, 2005 and incorporated herein by reference.

(20)	Amendment No. 16 to the Trust Instrument of Voya Variable Insurance Trust (Establishment of Records) effective November 10, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2006 and incorporated herein by reference.

(21)	Amendment No. 17 to the Trust Instrument of Voya Variable Insurance Trust (Abolition of ING GET U.S. Opportunity Portfolio) effective November 10, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2006 and incorporated herein by reference.

(22)	Amendment No. 18 to the Trust Instrument of Voya Variable Insurance Trust (establishment of ING GET U.S. Core Portfolio – Series 13 and Series 14) effective January 19, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2006 and incorporated herein by reference.

(23)	Amendment No. 19 to the Trust Instrument of Voya Variable Insurance Trust (abolition of series of shares of beneficial interest with respect to ING VP Global Equity Dividend Portfolio) effective April 28, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2010 and incorporated herein by reference.

(24)	Amendment No. 20 to the Trust Instrument of Voya Variable Insurance Trust (abolition of series of shares of beneficial interest with respect to ING GET U.S. Core Portfolio – Series 1) effective September 19, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2010 and incorporated herein by reference.

(25)	Amendment No. 21 to the Trust Instrument of Voya Variable Insurance Trust (abolition of series of shares of beneficial interest with respect to ING GET U.S. Core Portfolio – Series 2) effective December 12, 2008 – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2010 and incorporated herein by reference.

(26)	Amendment No. 22 to the Trust Instrument of Voya Variable Insurance Trust (abolition of series of shares of beneficial interest with respect to ING GET U.S. Core Portfolio – Series 3) effective March 13, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2010 and incorporated herein by reference.

(27)	Amendment No. 23 to the Trust Instrument of Voya Variable Insurance Trust (abolition of series of shares of beneficial interest with respect to ING GET U.S. Core Portfolio – Series 4) effective June 12, 2009 – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2010 and incorporated herein by reference.

(28)	Amendment No. 24 to the Trust Instrument of Voya Variable Insurance Trust (Amendment of Mandatory Trustee Retirement Age) – Filed as an Exhibit to Post-Effective Amendment No. 40 (811-9477) to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2014 and incorporated herein by reference.

(29)	Amendment No. 25 to the Trust Instrument of Voya Variable Insurance Trust (abolition of series of shares of beneficial interest with respect to ING GET U.S. Core Portfolio – Series 12) – Filed as an Exhibit to Post-Effective Amendment No. 40 (811-9477) to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2014 and incorporated herein by reference.

	(30)	Amendment No. 26 to the Trust Instrument of Voya Variable Insurance Trust (change of name of Registrant and its Series) – Filed as an Exhibit to Post-Effective Amendment No. 40 (811-9477) to the Registrant’s Registration Statement on Form N-1A filed on April 29, 2014 and incorporated herein by reference.

	(31)	Amendment No. 27 to the Trust Instrument of Voya Variable Insurance Trust (establishment and designation of VY® Goldman Sachs Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on February 5, 2015 and incorporated herein by reference.

	(32)	Amendment No. 28 to the Trust Instrument of Voya Variable Insurance Trust (amendment to increase the number of Trustees) – Filed herein.

(b)		By-Laws of Registrant - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on April 11, 2000 and incorporated herein by reference.

(c)		The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (b) above.

(d)	(1)	Amended and Restated Investment Management Agreement dated February 9, 2015 between Voya Variable Insurance Trust and Voya Investments, LLC, amended and restated May 1, 2015 – Filed herein.

	(2)	Sub-Advisory Agreement, dated February 9, 2015, between Voya Investments, LLC and Goldman Sachs Asset Management, L.P. – Filed as an Exhibit to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2015 and incorporated herein by reference.

	(3)	Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and Voya Variable Insurance Trust – Filed herein.

(e)	(1)	Distribution Agreement, dated February 9, 2015, between Voya Variable Insurance Trust and Voya Investments Distributor, LLC – Filed as an Exhibit to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2015 and incorporated herein by reference.

(f)		N/A

(g)	(1)	Custody Agreement between The Bank of New York Mellon and Registrant dated January 6, 2003 – Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

(i) Amended Exhibit A dated April 18, 2016, to the Custody Agreement between the Bank of New York Mellon and the Registrant – Filed herein.

	(2)	Foreign Custody Manager Agreement between The Bank of New York Mellon and Registrant dated January 6, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

(i) Amended Exhibit A dated April 18, 2016, to the Foreign Custody Manager Agreement between the Bank of New York Mellon and the Registrant – Filed herein.

(ii) Amended Schedule 2 dated June 4, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon – Filed as an Exhibit to Post-Effective Amendment No. 34 (811-9477) to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2009 and incorporated herein by reference.

	(3)	Securities Lending Agreement and Guaranty between Investment Company and The Bank of New York Mellon dated August 7, 2003 – Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

(i) Amended Exhibit A dated April 18, 2016, with respect to the Securities Lending Agreement and Guaranty between the Bank of New York Mellon and the Registrant – Filed herein.

	(4)	Cash Reserve Agreement with The Bank of New York Mellon dated March 31, 2003 – Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

(i) Amended Exhibit A dated April 18, 2016, to the Cash Reserve Agreement between the Bank of New York Mellon and the Registrant – Filed herein.

(h)	(1)	Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and Voya Investments Distributor, LLC dated April 28, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on May 18, 2000 and incorporated herein by reference.

	(2)	Participation Agreement among Golden American Life Insurance Company, the Registrant, ING Mutual Funds Management Co. LLC and Voya Investments Distributor, LLC dated April 28, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on May 18, 2000 and incorporated herein by reference.

	(3)	Participation Agreement among First Golden American Life Insurance Company of New York, the Registrant, ING Mutual Funds Management Co. LLC and Voya Investments Distributor, LLC dated April 28, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on May 18, 2000 and incorporated herein by reference.

	(4)	Participation Agreement among ING Life Insurance and Annuity Company, the Registrant, and Voya Investments Distributor, LLC dated April 17, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 37 (811-9477) to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2011 and incorporated herein by reference.

	(5)	Fund Accounting Agreement between Registrant and The Bank of New York Mellon dated January 6, 2003 – Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

(i) Amended Exhibit A dated April 18, 2016, to the Fund Accounting Agreement between Registrant and The Bank of New York Mellon – Filed herein.

	(6)	Transfer Agency Services Agreement, dated February 25, 2009, between BNY Mellon Investment Servicing (U.S.) Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) and Voya Variable Insurance Trust – Filed as an Exhibit to Post-Effective Amendment No. 34 (811-9477) to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2009 and incorporated herein by reference.

(i) Amendment to Transfer Agency Agreement, effective February 8, 2011 to Transfer Agency Services Agreement dated February 25, 2009 between the Portfolios and BNY Mellon Investment Servicing (U.S.) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 37 (811-9477) to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2011 and incorporated herein by reference.

(ii) Amended Exhibit A, effective February 9, 2015, to Transfer Agency Services Agreement dated February 25, 2009 between the Portfolios and BNY Mellon Investment Servicing (U.S.) Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2015 and incorporated herein by reference.

(i)	(1)	Opinion and Consent of Paul, Weiss, Rifkind, Wharton & Garrison regarding the legality of the securities being issued - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on April 11, 2000 and incorporated herein by reference.

	(2)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 1 and Series 2) - Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

	(3)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 3 and Series 4) - Filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A filed on December 8, 2003 and incorporated herein by reference.

	(4)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 5 and Series 6) - Filed as an Exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A filed on May 26, 2004 and incorporated herein by reference.

	(5)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 7 and Series 8) – Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

	(6)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio – 9) - Filed as an Exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on May 24, 2005 and incorporated herein by reference.

	(7)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Series 10 and 11) – Filed as an Exhibit to Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed on August 29, 2005 and incorporated herein by reference.

	(8)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Series 12) – Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A filed on February 21, 2006 and incorporated herein by reference.

	(9)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio – Series 13 and Series 14) – Filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A filed June 13, 2006 and incorporated herein by reference.

	(10)	Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (VY® Goldman Sachs Bond Portfolio) – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on February 5, 2015 and incorporated herein by reference.

(j)	(1)	Consent of Ropes & Gray LLP – Filed herein.

	(2)	Consent of KPMG LLP – Filed herein.

(k)		N/A

(l)		Form of Purchase Agreement - Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on April 11, 2000 and incorporated herein by reference.

(n)		N/A

(o)		N/A

(p)	(1)	Voya Funds and Advisers Code of Ethics amended January 1, 2015 – Filed as an Exhibit to Post- Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A filed on April 28, 2015 and incorporated herein by reference.

	(2)	Goldman, Sachs & Co. Code of Ethics, effective February 6, 2012 – Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A filed on February 5, 2015 and incorporated herein by reference.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

Reference is made to Article IX of Registrants By-Laws and paragraphs 1.11 of the Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under circumstances.

Section 12 of the Investment Management Agreement with Voya Investments, LLC and Section 15 of the Sub-Advisory Agreement with ING Investment Management Advisors B.V. and Voya Investment Management Co. LLC, Section 12 of the Distribution Agreement between the Registrant and Voya Funds Distributor, LLC, and Section 20 of the Distribution Agreement between the Registrant and Voya Investments Distributor, LLC limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

(a)

Information as to the directors and officers of Voya Investments, LLC (the “Adviser”), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 32. PRINCIPAL UNDERWRITERS

(a)

Voya Investments Distributor, LLC is the principal underwriter for Voya Balanced Portfolio, Inc.; Voya Equity Trust; Voya Funds Trust; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Money Market Portfolio; Voya Mutual Funds; Voya Partners, Inc.; Voya Prime Rate Trust; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Series Fund, Inc.; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust.

(b)	Not applicable.

(c)	Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

(a)	Voya Variable Insurance Trust

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(b)	Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258 (records of principal underwriter)

(c)	Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

(d)	BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

(e)	The Bank of New York Mellon

225 Liberty Street

New York, NY 10286 (records relating to its functions as custodian)

(f)	Voya Investment Management Co. LLC (“Voya IM”)

(relating to its function as Sub-Adviser for Voya GET U.S. Core Portfolio)

230 Park Avenue

New York, NY 10169.

(g)	Goldman Sachs Asset Management L.P.

200 West Street

New York, New York 10282.

ITEM 34. MANAGEMENT SERVICES

Not applicable.

ITEM 35. UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on this 28th day of April, 2016.

VOYA VARIABLE INSURANCE TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE -------------------	TITLE ---------	DATE ---------

	President, Chief Executive	April 28, 2016
Shaun P. Mathews*	Officer and Interested Director
	Senior Vice President and	April 28, 2016
Todd Modic*	Chief/Principal Financial Officer
	Trustee	April 28, 2016
Colleen D. Baldwin*
	Trustee	April 28, 2016
John V. Boyer*
	Trustee	April 28, 2016
Patricia W. Chadwick*
	Trustee	April 28, 2016
Peter S. Drotch*
	Trustee	April 28, 2016
Martin J. Gavin*
	Trustee	April 28, 2016
Russell H. Jones*
	Trustee	April 28, 2016
Patrick W. Kenny*
	Trustee	April 28, 2016
Joseph E. Obermeyer*

	Trustee	April 28, 2016
Sheryl K. Pressler*
	Trustee	April 28, 2016
Christopher P. Sullivan*
	Trustee	April 28, 2016
Roger B. Vincent*

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**	Powers of attorney for Shaun Mathews, Todd Modic and each Trustee are attached hereto.

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2, and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of August 1, 2015.

/s/ Martin J. Gavin

Martin J. Gavin
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2, and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of October 1, 2015.

/s/ Christopher P. Sullivan
Christopher P. Sullivan
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2, and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Colleen D. Baldwin

Colleen D. Baldwin
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ John V. Boyer

John V. Boyer
Chairperson and Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Patricia W. Chadwick

Patricia W. Chadwick
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Peter S. Drotch

Peter S. Drotch
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Russell H. Jones

Russell H. Jones
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Patrick W. Kenny

Patrick W. Kenny
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Officer and Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Shaun P. Mathews

Shaun P. Mathews
President and Chief Executive Officer and Director and Trustee

POWER OF ATTORNEY

I, the undersigned Officer, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, and Shaun P. Mathews, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Todd Modic

Todd Modic
Senior Vice President, Chief/Principal Financial
Officer and Assistant Secretary

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Joseph E. Obermeyer

Joseph E. Obermeyer
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Sheryl K. Pressler

Sheryl K. Pressler
Director and Trustee

POWER OF ATTORNEY

I, the undersigned Director/Trustee, on behalf of the following Registered Investment Companies, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Shaun P. Mathews, and Todd Modic, each of them individually, the true and lawful attorneys-in-fact and agents, with full power to each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Registration Statements on Form N-1A, Form N-2 and Form N-14, and any amendments thereto, under the Securities Act of 1933 and under the Investment Company Act of 1940, and to file with the Securities and Exchange Commission and any other regulatory authority having jurisdiction over the offer and sale of shares, any and all such Registration Statements under the Securities Act of 1933 and the Investment Company Act of 1940 and any amendments and supplements thereto and applications thereunder, and any and all exhibits and other documents required in connection therewith, granting unto said attorneys-in-fact, each of them individually, full power and authority to do and perform each and every act deemed required and necessary to comply with the Securities Act of 1933 and the Investment Company Act of 1940.

REGISTRANT	SECURITIES ACT OF 1933	INVESTMENT COMPANY ACT OF 1940
Voya Asia Pacific High Dividend Equity Income Fund	333-139981	811-22004
Voya Balanced Portfolio, Inc.	33-27247	811-5773
Voya Emerging Markets High Dividend Equity Fund	333-168091	811-22438
Voya Equity Trust	333-56881	811-8817
Voya Funds Trust	333-59745	811-8895
Voya Global Advantage and Premium Opportunity Fund	333-126570	811-21786
Voya Global Equity Dividend and Premium Opportunity Fund	333-114333	811-21553
Voya Infrastructure, Industrials and Materials Fund	333-147343	811-22144
Voya Intermediate Bond Portfolio	2-47232	811-2361
Voya International High Dividend Equity Income Fund	333-142112	811-22051
Voya Investors Trust	33-23512	811-5629
Voya Money Market Portfolio	2-53038	811-2565
Voya Mutual Funds	33-56094	811-7428
Voya Natural Resources Equity Income Fund	333-138186	811-21938
Voya Partners, Inc.	333-32575	811-08319
Voya Prime Rate Trust	333-203624 (5mil) 333-203653 (25mil)	811-5410 811-5410
Voya Senior Income Fund	333-192499	811-10223
Voya Separate Portfolios Trust	333-141111	811-22025
Voya Strategic Allocation Portfolios, Inc.	33-88334	811-8934
Voya Series Fund, Inc.	33-41694	811-6352
Voya Variable Funds	2-51739	811-2514
Voya Variable Insurance Trust	333-83071	811-9477
Voya Variable Portfolios, Inc.	333-05173	811-7651
Voya Variable Products Trust	33-73140	811-8220

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of July 9, 2015.

/s/ Roger B. Vincent

Roger B. Vincent
Director/Trustee

EXHIBIT INDEX

Voya Variable Insurance Trust

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
(a)(32)	Amendment No. 28 to the Trust Instrument of Voya Variable Insurance Trust (Amendment to increase the number of Trustees)
(d)(1)	Amended and Restated Investment Management Agreement dated February 9, 2015 between Voya Variable Insurance Trust and Voya Investments, LLC, amended and restated May 1, 2015
(d)(3)	Expense Limitation Agreement, effective January 1, 2016, between Voya Investments, LLC and Voya Variable Insurance Trust
(g)(1)(i)	Amended Exhibit A dated April 18, 2016, to the Custody Agreement between the Bank of New York Mellon and the Registrant
(g)(2)(i)	Amended Exhibit A dated April 18, 2016, to the Foreign Custody Manager Agreement between the Bank of New York Mellon and the Registrant
(g)(3)(i)	Amended Exhibit A dated April 18, 2016, with respect to the Securities Lending Agreement and Guaranty between the Bank of New York Mellon and the Registrant
(g)(4)(i)	Amended Exhibit A dated April 18, 2016, to the Cash Reserve Agreement between the Bank of New York Mellon and the Registrant
(h)(5)(i)	Amended Exhibit A dated April 18, 2016, to the Fund Accounting Agreement between Registrant and The Bank of New York Mellon
(j)(1)	Consent of Ropes & Gray LLP
(j)(2)	Consent of KPMG LLP